Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2023 and 2022

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-10
Financial Statements
Statements of Net Assets    11–18
Statements of Operations    19–26
Statements of Changes in Net Assets    27–41
Notes to Financial Statements    42–116

Report of Independent Registered Public Accounting Firm
To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C
Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2023, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the funds within footnotes (4), (5) and (6) in the table below, which only includes a statement of changes in net assets for the noted period (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the noted funds) as of December 31, 2023, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	Janus Henderson Series - Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	Janus Henderson Series - Overseas Portfolio (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	Janus Henderson Series - Research Portfolio (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	Janus Henderson Series - Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	Janus Henderson Series - Global Research Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	Janus Henderson Series - Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products – Index 500 Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)

Fidelity Variable Insurance Products - Balanced Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
Fidelity Variable Insurance Products - Energy Portfolio (2)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)

American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
American Century Variable Portfolios, Inc. - Ultra Fund (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust - Research Series (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
MFS Variable Insurance Trust - Growth Series (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust - New Discovery Series (1)	AB Variable Products Series - Discovery Value Portfolio (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)

Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - Select Mid Cap Value Portfolio (2)
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Small Cap Value Portfolio (2)
Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Calvert Variable Series, Inc . - SRI Balanced Portfolio (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds - Technology Fund (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds - Diversified Dividend Fund (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	DWS Variable Insurance Portfolios - High Income Portfolio (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	Delaware Variable Insurance Portfolios - Total Return Portfolio (1)
Invesco Variable Insurance Funds - Global Fund (1)	Delaware Variable Insurance Portfolios - International Portfolio (1)
Invesco Variable Insurance Funds - Main Street Fund (1)	Delaware Variable Insurance Portfolios - Opportunity Portfolio (1)

Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (1)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (1)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Equity and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
Invesco Variable Insurance Funds - Growth and Income Fund (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (1)
Lincoln Financial Variable Insurance Portfolio - Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Multi-Asset Dynamic Multi-Strategy Portfolio (5)
Lincoln Financial Variable Insurance Portfolio- Small Cap Core Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Global Real Estate Fund (2)
Rydex Variable Trust - Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust - VolSmart Allocation Fund (2)
Rydex Variable Trust - NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios - Asset Strategy Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios - Balanced Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Equity Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Energy Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Bond Portfolio (4)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios - Natural Resources Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - High Income Portfolio (1)

Rydex Variable Insurance Funds – Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios - International Core Equity Portfolio (1)
Rydex Variable Insurance Funds – S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Growth Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios - Science and Technology Portfolio (1)
Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Delaware Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
ProFunds VP - Asia 30 (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP - Banks (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP - Materials (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP - Bear (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP - Biotechnology (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP - Bull (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)
ProFunds VP - Consumer Staples (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Consumer Discretionary (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Dow 30 (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Emerging Markets (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Europe 30 (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)

ProFunds VP - Falling U.S. Dollar (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Financials (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Health Care (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - Industrials (1)	Prudential Series Funds - PGIM Jennison Blend Portfolio (3)
ProFunds VP - International (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (6)
ProFunds VP - Internet (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Japan (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Large-Cap Growth (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)
ProFunds VP - Large-Cap Value (1)	Alps Fund - Global Opportunity Portfolio (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Energy (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Precious Metals (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Real Estate (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	American Funds IS - International Fund (1)

ProFunds VP - Semiconductor (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Short Dow 30 (1)	American Funds IS - New World Fund (1)
ProFunds VP - Short Emerging Markets (1)	American Funds IS - U.S. Government Securities Fund (1)
ProFunds VP - Short International (1)	American Funds IS - Global Balanced Fund (2)
ProFunds VP - Short Mid-Cap (1)	American Funds IS - The Bond Fd of America Fund (2)
ProFunds VP - Short NASDAQ-100 (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Short Small-Cap (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Small-Cap (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	T. Rowe Price - Equity Income Portfolio (2)
ProFunds VP - Small-Cap Value (1)	T. Rowe Price - Mid-Cap Growth Portfolio (2)
ProFunds VP - Technology (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Communication Services (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - U.S. Government Plus (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - UltraBull (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - UltraMid-Cap (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - UltraNASDAQ-100 (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - UltraShort Dow 30 (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - UltraShort NASDAQ-100 (1)	Principal Variable Contracts - Blue Chip Fund (1)
ProFunds VP - UltraSmall-Cap (1)	Principal Variable Contracts - Equity Income Fund (1)

ProFunds VP - Utilities (1)	Principal Variable Contracts - Diversified Balance Fund (1)
VanEck Worldwide Insurance Trust - Global Resources Fund (1)	Principal Variable Contracts - Diversified Growth Fund (1)
VanEck Worldwide Insurance Trust – Emerging Markets Fund (1)	Principal Variable Contracts - Diversified Income Fund (1)

(1)Statements of operations for the year ended December 31, 2023, and statements of changes in net assets for the years ended December 31, 2023 and 2022.
(2)Statement of operations and statement of changes in net assets for the period November 1, 2023 (commencement of operations) through December 31, 2023.
(3)Statement of operations and statement of changes in net assets for the period December 11, 2023 (commencement of operations) through December 31, 2023.
(4)Statements of changes in net assets for the period January 1, 2022, through April 27, 2022 (date of liquidation).
(5)Statements of changes in net assets for the period January 1, 2022, through August 19, 2022 (date of liquidation).
(6)Statement of operations and statement of changes in net assets for the period January 1, 2023 through December 11, 2023 (date of liquidation) and statement of changes in net assets for the year ended December 31, 2022.
Restatement of Previously Issued Financial Statements
As discussed in Note 1 to the financial statements, the Company has restated its 2023 financial statements to correct errors.
Basis for Opinions
These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2023, by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 17, 2024, except for the effects of the restatement discussed in Note 1 to the financial statements, as to which the date is January 13, 2025

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	8,371,840	$8,371,840	$8,371,840
High Income Portfolio	895,248	4,420,019	3,945,999
Equity-Income Portfolio	254,066	5,720,182	6,185,295
Growth Portfolio	93,842	7,510,286	8,692,355
Overseas Portfolio	217,558	5,074,307	5,558,646
Mid Cap Portfolio	480,534	16,924,955	16,736,415
Asset Manager Portfolio	51,310	762,063	790,245
Investment Grade Bond Portfolio	534,356	6,019,995	5,806,652
Index 500 Portfolio	47,419	13,098,605	21,699,324
Contrafund Portfolio	874,613	36,576,786	41,188,567
Asset Manager: Growth Portfolio	41,185	785,965	877,080
Balanced Portfolio	152,311	3,024,744	3,323,261
Growth & Income Portfolio	62,687	1,386,455	1,679,924
Growth Opportunities Portfolio	700,596	39,341,496	40,676,621
Value Strategies Portfolio	155,797	2,222,220	2,609,602
Strategic Income Portfolio	1,327,397	14,788,474	13,738,557
Emerging Markets Portfolio	480,274	6,146,140	5,081,295
Real Estate Portfolio	957,072	17,429,584	16,155,368
Funds Manager 50% Portfolio	631,818	7,685,181	7,145,857
Funds Manager 70% Portfolio	414,445	5,184,174	5,018,927
Funds Manager 85% Portfolio	142,200	1,715,184	1,713,506
Government Money Market Portfolio Service Class 2	60,886,111	60,886,111	60,886,111
International Capital Appreciation Portfolio	252,341	4,867,124	5,284,010
Energy Portfolio	137	3,402	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	673,488	5,266,063	5,152,180
Capital Appreciation Fund	131,247	1,864,783	1,866,327
International Fund	230,554	2,484,296	2,435,497
Value Fund	6,254,811	72,083,926	76,369,729
Disciplined Core Value Fund	720,112	6,321,936	5,523,255
Inflation Protection Fund	843,982	8,516,990	7,908,115
Large Company Value Fund	39,226	706,412	709,993
Mid Cap Value Fund	1,825,006	37,253,336	35,532,883
Ultra Fund	444,293	9,933,961	10,956,265
MFS Variable Insurance Trust
Research Series	11,172	392,899	355,343
Growth Series	26,002	1,591,227	1,542,845
Investors Trust Series	7,705	257,523	275,592
New Discovery Series	669,553	8,686,314	6,943,912
Corporate Bond Portfolio	513,950	5,350,242	4,815,715
Emerging Markets Equity Portfolio	381,935	5,468,361	4,674,879
Technology Portfolio	318,852	8,190,948	8,931,034
Global Tactical Allocation Portfolio	69,823	997,647	931,440
International Intrinsic Value Portfolio	500,237	14,749,530	14,421,836
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Utilities Series Portfolio	400,958	13,875,320	12,646,204
Blended Research Core Equity Portfolio	91,904	5,165,604	5,023,472
Global Real Estate Portfolio	58,144	1,031,741	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	35,747	1,273,144	1,289,035
Mid-Cap Stock Portfolio	57,592	1,402,367	1,485,304
Bond-Debenture Portfolio	2,407,063	28,682,995	24,840,890
Fundamental Equity Portfolio	121,174	2,123,378	2,034,514
Developing Growth Portfolio	154,412	6,071,981	3,699,711
Short Duration Income Portfolio	1,206,064	16,472,991	15,715,007
Alger Fund
LargeCap Growth Portfolio	75,713	5,134,415	4,725,998
MidCap Growth Portfolio	212,287	4,736,939	3,577,041
Capital Appreciation Portfolio	40,567	3,222,132	3,173,207
SmallCap Growth Portfolio	34,314	793,828	567,214
Capital Appreciation Portfolio Class S	530,452	40,491,442	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	96,060	2,785,229	2,446,653
S&P 500 Index Portfolio	9,289	1,476,659	1,606,799
SRI Balanced Portfolio	2,651,440	6,401,277	6,230,883
Invesco Variable Insurance Funds
Technology Fund	61,871	1,073,433	1,144,620
Diversified Dividend Fund	106,727	2,731,730	2,566,874
Health Care Fund	30,495	838,461	790,134
Global Real Estate Fund	5,871	86,493	80,136
International Equity Fund	6,479	207,783	216,868
Main Street Mid Cap Fund	19,898	196,845	186,845
Discovery Mid Cap Growth Fund	95,769	6,798,023	5,172,491
Global Fund	201,143	7,866,089	7,140,575
Main Street Fund	469,771	9,509,505	8,347,830
Main Street Small Cap Fund	392,002	9,535,211	10,309,660
Balanced-Risk Allocation Fund	50,021	448,342	424,176
Core Plus Bond Fund	733,148	4,199,477	4,156,950
Equity and Income Fund	312,337	5,272,197	5,114,419
Small Cap Equity Fund	223,156	3,546,580	3,456,686
Equally Weighted S&P 500 Fund	220,988	5,531,865	5,562,260
Growth and Income Fund	21,169	398,590	399,455
American Value Fund	7,819	117,708	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	129,610	1,437,954	1,279,895
Small Cap Core Portfolio	98,111	2,005,257	1,947,402
Rydex Variable Trust
Nova Fund	5,068	622,381	812,771
NASDAQ-100 Fund	25,231	1,443,692	1,789,152
U.S. Government Money Market Fund	361,607	361,607	361,607
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Inverse S&P 500 Strategy Fund	570	32,232	17,120
Inverse NASDAQ-100 Strategy Fund	1,341	28,870	23,070
Inverse Government Long Bond Strategy Fund	52	4,504	5,385
Government Long Bond 1.2x Strategy	4,129	167,555	88,481
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	36,418	3,470,750	3,017,964
S&P 500 Pure Growth Fund	103,842	4,703,578	4,599,182
S&P MidCap 400 Pure Growth Fund	35,617	1,269,488	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	56,825	838,301	964,325
Multi-Hedge Strategies Fund	44,163	1,139,200	1,143,390
Global Managed Futures Strategy Fund	22,614	394,986	388,277
Small Cap Value Fund	112,097	4,863,890	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	1,239	32,581	30,669
Asia 30	1,479	86,454	52,468
Banks	3,121	83,940	85,401
Materials	443	31,468	37,853
Bear	384	8,702	5,520
Biotechnology	3,328	226,598	222,189
Bull	10,791	614,061	545,269
Consumer Staples	1,527	76,959	67,389
Consumer Discretionary	1,502	100,190	99,109
Dow 30	9,404	198,874	193,713
Emerging Markets	2,285	60,687	64,656
Europe 30	1,405	33,568	36,379
Falling U.S. Dollar	1,271	19,959	19,808
Financials	388	17,567	17,826
Health Care	3,817	277,267	254,638
Industrials	1,413	119,279	125,307
International	1,574	33,694	32,395
Internet	9,624	205,334	202,582
Japan	617	31,702	40,244
Large-Cap Growth	15,363	894,907	792,864
Large-Cap Value	10,803	489,059	544,238
Mid-Cap	5,438	100,620	90,874
Mid-Cap Growth	7,325	297,336	267,375
Mid-Cap Value	2,197	93,018	92,446
Government Money Market	2,419,732	2,419,732	2,419,732
Energy	6,550	247,207	276,332
NASDAQ-100	4,309	211,135	249,370
Pharmaceuticals	1,641	60,237	56,420
Precious Metals	10,820	289,540	274,828
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Real Estate	1,207	66,819	57,222
Rising Rates Opportunity	330	15,995	14,763
Semiconductor	1,442	129,439	182,312
Short Dow 30	63	1,482	1,366
Short Emerging Markets	—	—	—
Short International	196	6,414	4,889
Short Mid-Cap	177	1,436	1,322
Short NASDAQ-100	—	—	—
Short Small-Cap	79	2,975	1,750
Small-Cap	4,182	150,318	143,445
Small-Cap Growth	4,786	153,143	143,687
Small-Cap Value	2,081	95,947	89,421
Technology	3,084	197,797	213,317
Communication Services	10	353	366
U.S. Government Plus	5,027	116,260	63,949
UltraBull	28,147	853,715	844,963
UltraMid-Cap	10,381	375,945	363,859
UltraNASDAQ-100	19,253	411,472	595,697
UltraShort Dow 30	70	300	226
UltraShort NASDAQ-100	3	240	95
UltraSmall-Cap	7,944	125,379	109,708
Utilities	3,488	153,205	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	212,404	5,371,783	5,514,553
Emerging Markets Fund	79,575	958,789	732,890
Emerging Markets Bond Fund	51,650	400,189	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	985,506	14,245,286	15,827,232
Overseas Portfolio	36,753	1,407,215	1,473,078
Research Portfolio	2,362	80,345	101,725
Enterprise Services Portfolio	545,333	38,976,266	37,284,426
Global Research Portfolio	26,305	1,493,728	1,552,536
Mid Cap Value Portfolio	271,845	4,282,715	4,545,243
Balanced Portfolio	1,638,310	75,157,178	78,720,780
Flexible Bond Portfolio	637,752	8,294,586	7,117,312
PIMCO Variable Insurance Trust
Total Return Portfolio	3,143,706	33,556,782	28,859,224
Low Duration Portfolio	2,924,989	29,320,081	28,079,889
High Yield Portfolio	1,585,446	11,270,116	11,383,503
Real Return Portfolio	1,779,511	22,964,797	20,588,946
All Asset Portfolio	302,534	3,195,821	2,783,311
Global Managed Asset Allocation Portfolio	107,832	1,218,005	1,013,616
Short-Term Portfolio	4,408,510	44,743,432	45,099,059
Emerging Markets Bond Portfolio	146,436	1,800,621	1,544,898
Global Bond Opportunities Portfolio	8,001	90,175	76,974
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Commodity Real Return Strategy Portfolio	1,180,480	8,740,207	6,445,420
International Bond (USD-Hedged) Portfolio	274,264	2,903,633	2,696,013
Dynamic Bond Adv Portfolio	231,070	2,172,156	2,005,684
Income Advisor Portfolio	3,179,025	33,299,672	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	114,208	1,388,257	1,402,481
Large Cap Value Fund	18,481	164,426	155,791
Mid Cap Value Fund	176,599	2,832,150	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	21,640	522,777	495,985
AMT Mid Cap Intrinsic Value Portfolio	7,529	121,912	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	7,240	247,035	248,194
Sustainable U.S. Equity Portfolio	365	13,787	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,350	22,012	18,225
Emerging Markets Equity Portfolio	8,821	118,409	113,354
Discovery Portfolio	9,412	65,968	38,118
U.S. Real Estate Portfolio	2,783	44,924	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	47,713	621,590	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	285,319	3,131,001	2,539,338
Small Cap Growth Portfolio	2,685	37,450	21,398
Discovery Value Portfolio	396,165	7,309,110	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	293,836	3,905,009	3,752,288
Capital Appreciation Fund	56,971	516,025	462,038
Equity Dividend Fund	2,053,810	23,710,521	21,770,381
Global Allocation Fund	910,586	13,223,816	11,864,939
Advantage Large Cap Core Fund	19,017	418,674	417,983
Large Cap Focus Growth Fund	723,508	13,252,090	13,290,839
60/40 Target Allocation ETF Fund	557,163	7,410,369	7,326,689
Total Return Fund	161,929	1,909,902	1,635,480
S&P 500 Fund	61,876	1,546,448	1,808,621
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	257,977	9,314,590	10,969,197
Dividend Opportunity Portfolio	220,546	7,618,122	8,358,698
Emerging Markets Bond Portfolio	495,314	4,606,646	3,888,217
High Yield Portfolio	1,074,490	6,677,159	6,479,175
Select Large-Cap Value Portfolio	341,776	12,180,338	12,796,106
Seligman Global Tech Portfolio	651,878	14,692,596	15,762,403
US Government Mortgage Portfolio	91,698	897,071	817,028
Strategic Income Portfolio	481,900	1,805,282	1,758,934
Emerging Markets Portfolio	36,266	501,141	348,875
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Select Mid Cap Value Portfolio	3,219	103,697	114,935
Small Cap Value Portfolio	6,477	75,065	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,806,137	44,409,566	48,711,506
Small Cap Index Portfolio	554,505	8,350,340	7,552,361
Alternative Asset Allocation Portfolio	80,999	1,078,884	1,030,313
Global Small Cap Portfolio	16,910	166,365	167,751
Small Mid Cap Value Portfolio	278,230	3,294,686	3,856,271
CROCI US Portfolio	11,256	158,099	176,159
High Income Portfolio	98,242	533,733	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,385,344	20,901,804	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	7,050	81,678	88,059
International Portfolio	56,918	1,037,779	953,379
Opportunity Portfolio	417,048	6,166,236	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	272,353	4,305,894	4,175,178
Income Fund	1,760,039	25,964,826	24,992,559
Global Bond Fund	1,679,742	24,347,067	21,567,883
Foreign Fund	2,508,845	33,468,206	35,725,950
Developing Markets Fund	290,232	2,694,582	2,388,608
Mutual Global Discovery Fund	247,038	4,054,350	4,540,560
Rising Dividends Fund	1,035,196	28,050,240	27,877,839
DynaTech 2 Fund	940,056	3,687,828	4,014,041
Global Real Estate Fund	—	—	—
VolSmart Allocation Fund	6,179	74,885	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	255,683	2,357,984	2,239,781
Balanced Portfolio	1,120,501	6,940,674	6,050,704
Global Equity Portfolio	202,343	1,051,813	985,409
Energy Portfolio	264,973	1,017,756	1,351,364
Natural Resources Portfolio	122,544	466,570	578,408
Growth Portfolio	280,999	2,779,020	2,787,512
High Income Portfolio	3,131,515	9,955,186	9,237,969
International Core Equity Portfolio	339,909	5,091,212	5,489,534
Global Growth Portfolio	194,792	642,383	617,489
Mid Cap Growth Portfolio	860,017	11,255,312	8,600,166
Science and Technology Portfolio	593,173	16,271,203	13,625,194
Small Cap Growth Portfolio	646,355	5,057,320	3,716,539
SMID Cap Core Portfolio	785,609	9,538,551	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	124,377	1,153,412	1,130,591
Global Dynamic Multi Asset Portfolio	71,848	958,373	860,737

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	392,567	2,545,349	2,457,468
ClearBridge Variable Mid Cap Portfolio	686,176	16,497,424	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	1,760,517	38,348,402	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	345,418	9,416,628	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	48,975	1,159,611	811,020
Western Asset Variable Core Bond Plus Portfolio	13,196,071	74,285,978	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	683,904	23,330,604	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	108,071	1,606,342	1,749,674
Bond Portfolio	4,635,142	49,378,231	44,080,200
Strategic Income Portfolio	1,154,822	11,272,084	10,220,175
Equity Income Portfolio	711,770	11,174,514	10,733,485
High Yield Portfolio	67,895	611,929	555,385
Prudential Series Funds
Natural Resources Portfolio	16,196	575,524	655,298
Mid-Cap Growth Portfolio	5,387	91,714	137,198
PGIM Jennison Blend Portfolio	5,375	498,257	506,159
Royce Capital Fund
Micro-Cap Portfolio	23,184	220,653	205,872
Small Cap Portfolio	780,116	6,291,388	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	474,408	4,909,986	5,133,095
Global Opportunity Portfolio	139,276	1,807,934	1,700,555
American Funds IS
Asset Allocation Fund	3,858,881	94,376,568	90,066,273
Washington Mutual Investors Fund	3,753,682	50,679,233	52,776,768
Ultra-Short Bond Fund	1,698,624	18,752,321	18,769,795
Capital Income Builder Fund	1,772,563	19,098,260	20,561,730
Global Growth Fund	890,875	31,797,614	29,470,156
Capital World Growth and Income Fund	1,385,421	19,211,151	18,647,769
Global Small Capitalization Fund	380,012	8,321,367	6,635,005
Growth Fund	655,835	62,713,681	62,763,441
Growth-Income Fund	1,171,199	64,232,478	67,156,552
International Fund	567,609	10,605,186	9,723,149
International Growth and Income Fund	873,600	9,669,027	8,447,711
New World Fund	1,326,623	33,629,583	33,099,253
U.S. Government Securities Fund	1,579,333	16,167,489	15,430,082
Global Balanced Fund	6,335	73,590	76,659
The Bond Fd of America Fund	2,814	26,046	26,308
Invesco Oppenheimer
International Growth Fund	10,514,656	24,825,543	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	1,534,313	62,551,823	66,803,968
Health Sciences Portfolio	612,717	32,489,971	31,769,367
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2023

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Equity Income Portfolio	2,004	55,130	55,279
Mid-Cap Growth Portfolio	1,687	45,598	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	251,951	3,191,848	2,736,183
Fundamental All Cap Core Portfolio	7,867	256,263	225,619
Select Bond Portfolio	28,413	388,877	334,421
Strategic Income Opportunities Portfolio	55,782	746,016	706,194
Federated Hermes
High Income Bond Portfolio	349,827	2,012,226	1,969,525
Kaufmann Portfolio	357,316	5,770,302	5,634,869
Managed Volatility Portfolio	44,507	496,060	409,461
Principal Variable Contracts
Blue Chip Fund	72,387	775,812	886,019
Equity Income Fund	15,671	434,353	426,884
Diversified Balance Fund	146,567	2,077,468	2,059,266
Diversified Growth Fund	15,695	301,478	269,644
Diversified Income Fund	6,764	93,917	87,458
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$428,606	$—	$428,606	$111,302	$497	$111,799	$316,807	$—	$—	$—	$316,807
High Income Portfolio	220,531	—	220,531	52,065	339	52,404	168,127	(170,511)	342,234	171,723	339,850
Equity-Income Portfolio	109,879	176,785	286,664	84,226	1,537	85,763	200,901	104,720	215,897	320,617	521,518
Growth Portfolio	8,743	368,016	376,759	106,603	3,613	110,216	266,543	298,883	1,729,220	2,028,103	2,294,646
Overseas Portfolio	44,535	14,332	58,867	72,101	566	72,667	(13,800)	156,695	757,654	914,349	900,549
Mid Cap Portfolio	63,078	449,383	512,461	204,107	1,309	205,416	307,045	(17,769)	1,686,935	1,669,166	1,976,211
Asset Manager Portfolio	17,900	9,707	27,607	13,016	332	13,348	14,259	(11,533)	79,778	68,245	82,504
Investment Grade Bond Portfolio	132,199	—	132,199	58,668	504	59,172	73,027	(342,482)	500,365	157,883	230,910
Index 500 Portfolio	270,485	192,544	463,029	272,881	2,913	275,794	187,235	1,292,615	3,009,257	4,301,872	4,489,107
Contrafund Portfolio	111,414	1,380,758	1,492,172	501,443	3,744	505,187	986,985	1,533,885	7,773,099	9,306,984	10,293,969
Asset Manager: Growth Portfolio	14,879	—	14,879	11,742	306	12,048	2,831	7,218	102,130	109,348	112,179
Balanced Portfolio	50,025	113,564	163,589	41,368	290	41,658	121,931	60,654	374,510	435,164	557,095
Growth & Income Portfolio	25,917	62,417	88,334	25,574	705	26,279	62,055	40,387	176,214	216,601	278,656
Growth Opportunities Portfolio	—	—	—	432,228	2,357	434,585	(434,585)	(3,403,579)	15,479,275	12,075,696	11,641,111
Value Strategies Portfolio	21,810	94,036	115,846	36,399	85	36,484	79,362	98,910	266,732	365,642	445,004
Strategic Income Portfolio	579,543	—	579,543	172,412	712	173,124	406,419	(320,098)	915,351	595,253	1,001,672
Emerging Markets Portfolio	98,590	—	98,590	66,593	182	66,775	31,815	(138,916)	467,459	328,543	360,358
Real Estate Portfolio	358,757	691,663	1,050,420	202,695	966	203,661	846,759	(486,806)	1,040,208	553,402	1,400,161
Funds Manager 50% Portfolio	167,113	—	167,113	89,261	234	89,495	77,618	(72,660)	733,999	661,339	738,957
Funds Manager 70% Portfolio	89,740	—	89,740	59,384	314	59,698	30,042	(12,959)	603,649	590,690	620,732
Funds Manager 85% Portfolio	23,841	—	23,841	22,384	101	22,485	1,356	(37,659)	292,538	254,879	256,235
Government Money Market Portfolio Service Class 2	1,764,088	—	1,764,088	489,228	584	489,812	1,274,276	—	—	—	1,274,276
International Capital Appreciation Portfolio	7,628	—	7,628	56,520	225	56,745	(49,117)	(211,806)	1,268,347	1,056,541	1,007,424
Energy Portfolio	61	—	61	5	—	5	56	—	(43)	(43)	13
American Century Variable Portfolios, Inc.
Balanced Fund	82,597	—	82,597	60,474	144	60,618	21,979	(111,632)	735,126	623,494	645,473
Capital Appreciation Fund	—	2,497	2,497	25,129	498	25,627	(23,130)	(43,298)	367,343	324,045	300,915
International Fund	34,244	—	34,244	39,476	306	39,782	(5,538)	(114,935)	370,608	255,673	250,135
Value Fund	1,673,838	5,964,136	7,637,974	965,506	4,414	969,920	6,668,054	545,247	(1,844,950)	(1,299,703)	5,368,351
Disciplined Core Value Fund	71,176	—	71,176	74,777	263	75,040	(3,864)	(438,564)	798,927	360,363	356,499
Inflation Protection Fund	258,088	—	258,088	104,036	254	104,290	153,798	(529,444)	566,812	37,368	191,166
Large Company Value Fund	18,394	23,039	41,433	16,745	—	16,745	24,688	(32,949)	3,969	(28,980)	(4,292)
Mid Cap Value Fund	788,667	4,208,445	4,997,112	472,158	1,687	473,845	4,523,267	(1,130,120)	(1,902,530)	(3,032,650)	1,490,617
Ultra Fund	—	499,240	499,240	119,883	225	120,108	379,132	(490,488)	2,832,153	2,341,665	2,720,797
MFS Variable Insurance Trust
Research Series	1,555	18,854	20,409	4,736	286	5,022	15,387	(13,011)	62,577	49,566	64,953
Growth Series	—	115,242	115,242	20,213	604	20,817	94,425	2,526	312,633	315,159	409,584
Investors Trust Series	1,911	16,865	18,776	4,739	74	4,813	13,963	580	35,182	35,762	49,725
New Discovery Series	—	—	—	87,224	710	87,934	(87,934)	(1,561,102)	2,469,328	908,226	820,292
Corporate Bond Portfolio	178,162	—	178,162	60,599	174	60,773	117,389	(644,069)	867,344	223,275	340,664
Emerging Markets Equity Portfolio	54,259	—	54,259	57,847	197	58,044	(3,785)	(253,602)	651,066	397,464	393,679
Technology Portfolio	—	—	—	91,487	416	91,903	(91,903)	(79,260)	3,185,217	3,105,957	3,014,054
Global Tactical Allocation Portfolio	1,443	37,399	38,842	13,046	35	13,081	25,761	(69,541)	117,782	48,241	74,002
International Intrinsic Value Portfolio	65,311	1,045,589	1,110,900	176,818	388	177,206	933,694	146,363	970,455	1,116,818	2,050,512
Utilities Series Portfolio	420,417	705,189	1,125,606	175,223	702	175,925	949,681	81,161	(1,593,274)	(1,512,113)	(562,432)
Blended Research Core Equity Portfolio	43,261	321,074	364,335	51,631	143	51,774	312,561	10,302	644,603	654,905	967,466
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Global Real Estate Portfolio	4,194	53,378	57,572	11,087	62	11,149	46,423	(74,169)	107,580	33,411	79,834
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	11,623	25,516	37,139	19,018	481	19,499	17,640	(4,868)	126,097	121,229	138,869
Mid-Cap Stock Portfolio	6,258	38,869	45,127	18,680	391	19,071	26,056	(6,075)	162,513	156,438	182,494
Bond-Debenture Portfolio	1,247,506	—	1,247,506	322,595	1,132	323,727	923,779	(740,914)	1,075,215	334,301	1,258,080
Fundamental Equity Portfolio	11,181	56,598	67,779	24,803	81	24,884	42,895	(370)	202,464	202,094	244,989
Developing Growth Portfolio	—	—	—	49,594	152	49,746	(49,746)	(586,554)	888,838	302,284	252,538
Short Duration Income Portfolio	708,397	—	708,397	224,447	808	225,255	483,142	(502,663)	630,113	127,450	610,592
Alger Fund
LargeCap Growth Portfolio	—	—	—	59,860	210	60,070	(60,070)	(151,072)	1,356,877	1,205,805	1,145,735
MidCap Growth Portfolio	—	—	—	50,271	291	50,562	(50,562)	(608,670)	1,348,347	739,677	689,115
Capital Appreciation Portfolio	—	—	—	37,413	491	37,904	(37,904)	(115,799)	1,063,708	947,909	910,005
SmallCap Growth Portfolio	—	—	—	7,361	132	7,493	(7,493)	(20,287)	104,242	83,955	76,462
Capital Appreciation Portfolio Class S	—	—	—	446,757	1,956	448,713	(448,713)	(1,883,776)	14,214,527	12,330,751	11,882,038
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	4,494	—	4,494	29,979	74	30,053	(25,559)	(134,595)	395,156	260,561	235,002
S&P 500 Index Portfolio	20,580	75,990	96,570	18,919	58	18,977	77,593	(6,628)	241,041	234,413	312,006
SRI Balanced Portfolio	100,631	24,107	124,738	77,991	249	78,240	46,498	(107,950)	899,314	791,364	837,862
Invesco Variable Insurance Funds
Technology Fund	—	—	—	13,037	—	13,037	(13,037)	(166,589)	479,447	312,858	299,821
Diversified Dividend Fund	43,321	197,900	241,221	32,476	58	32,534	208,687	(247,322)	207,463	(39,859)	168,828
Health Care Fund	—	—	—	9,964	14	9,978	(9,978)	(38,010)	56,208	18,198	8,220
Global Real Estate Fund	938	—	938	2,202	—	2,202	(1,264)	(2,772)	8,291	5,519	4,255
International Equity Fund	—	156	156	9,227	—	9,227	(9,071)	(29,871)	53,752	23,881	14,810
Main Street Mid Cap Fund	74	—	74	5,165	—	5,165	(5,091)	(10,983)	36,893	25,910	20,819
Discovery Mid Cap Growth Fund	—	—	—	63,250	213	63,463	(63,463)	(841,467)	1,441,424	599,957	536,494
Global Fund	—	788,393	788,393	84,580	218	84,798	703,595	(269,086)	1,372,797	1,103,711	1,807,306
Main Street Fund	39,871	569,281	609,152	104,016	224	104,240	504,912	(1,691,804)	2,794,748	1,102,944	1,607,856
Main Street Small Cap Fund	88,630	—	88,630	119,390	236	119,626	(30,996)	(744,661)	2,000,633	1,255,972	1,224,976
Balanced-Risk Allocation Fund	—	—	—	5,165	22	5,187	(5,187)	(14,704)	40,829	26,125	20,938
Core Plus Bond Fund	111,686	—	111,686	56,393	109	56,502	55,184	(57,984)	180,119	122,135	177,319
Equity and Income Fund	83,255	247,612	330,867	68,720	172	68,892	261,975	(477,583)	608,233	130,650	392,625
Small Cap Equity Fund	—	58,862	58,862	34,937	117	35,054	23,808	(288,993)	639,267	350,274	374,082
Equally Weighted S&P 500 Fund	63,425	407,659	471,084	63,347	127	63,474	407,610	(197,970)	312,747	114,777	522,387
Growth and Income Fund	5,617	54,935	60,552	11,599	—	11,599	48,953	(7,387)	(4,717)	(12,104)	36,849
American Value Fund	382	21,288	21,670	2,569	—	2,569	19,101	(1,723)	(5,297)	(7,020)	12,081
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	48,338	—	48,338	18,235	—	18,235	30,103	(36,999)	64,326	27,327	57,430
Small Cap Core Portfolio	25,606	16,732	42,338	25,810	—	25,810	16,528	(107,777)	305,391	197,614	214,142
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	—	—	—	12,108	—	12,108	(12,108)	43,871	160,275	204,146	192,038
NASDAQ-100 Fund	—	—	—	22,461	—	22,461	(22,461)	14,648	526,870	541,518	519,057
U.S. Government Money Market Fund	12,877	6	12,883	5,605	—	5,605	7,278	—	—	—	7,278
Inverse S&P 500 Strategy Fund	452	—	452	681	—	681	(229)	(9,459)	2,595	(6,864)	(7,093)
Inverse NASDAQ-100 Strategy Fund	148	—	148	534	—	534	(386)	(1,808)	(10,085)	(11,893)	(12,279)
Inverse Government Long Bond Strategy Fund	—	—	—	127	—	127	(127)	824	(669)	155	28
Government Long Bond 1.2x Strategy	2,546	—	2,546	969	—	969	1,577	(1,809)	(1,543)	(3,352)	(1,775)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	29,720	29,720	36,759	236	36,995	(7,275)	(52,070)	177,090	125,020	117,745
S&P 500 Pure Growth Fund	—	—	—	62,343	235	62,578	(62,578)	(978,355)	1,267,676	289,321	226,743
S&P MidCap 400 Pure Growth Fund	—	—	—	14,460	27	14,487	(14,487)	(75,624)	236,085	160,461	145,974
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,969	—	1,969	10,185	19	10,204	(8,235)	14,928	79,095	94,023	85,788
Multi-Hedge Strategies Fund	36,426	—	36,426	16,526	94	16,620	19,806	24,434	(4,866)	19,568	39,374
Global Managed Futures Strategy Fund	18,444	11,734	30,178	7,675	25	7,700	22,478	(63,303)	51,147	(12,156)	10,322
Small Cap Value Fund	60,166	293,483	353,649	59,932	220	60,152	293,497	140,661	(53,930)	86,731	380,228
ProFunds VP
Profund Access VP High Yield Fund	1,521	—	1,521	1,013	—	1,013	508	(269)	1,852	1,583	2,091
Asia 30	60	2,275	2,335	1,366	—	1,366	969	(3,818)	3,649	(169)	800
Banks	973	—	973	1,731	—	1,731	(758)	(793)	4,570	3,777	3,019
Materials	172	—	172	904	—	904	(732)	1,370	2,806	4,176	3,444
Bear	19	—	19	171	—	171	(152)	(489)	(575)	(1,064)	(1,216)
Biotechnology	—	29,390	29,390	5,056	—	5,056	24,334	(5,337)	(3,318)	(8,655)	15,679
Bull	—	82,529	82,529	10,117	—	10,117	72,412	(21,479)	29,517	8,038	80,450
Consumer Staples	154	11,779	11,933	2,514	—	2,514	9,419	(14,177)	5,256	(8,921)	498
Consumer Discretionary	—	4,823	4,823	2,094	—	2,094	2,729	(475)	18,720	18,245	20,974
Dow 30	75	—	75	3,732	—	3,732	(3,657)	(9,454)	32,105	22,651	18,994
Emerging Markets	1,303	—	1,303	1,660	—	1,660	(357)	(1,878)	4,744	2,866	2,509
Europe 30	737	—	737	733	—	733	4	735	4,208	4,943	4,947
Falling U.S. Dollar	—	—	—	613	—	613	(613)	(1,675)	934	(741)	(1,354)
Financials	78	708	786	440	—	440	346	(346)	1,777	1,431	1,777
Health Care	—	29,943	29,943	7,414	—	7,414	22,529	(7,467)	(22,103)	(29,570)	(7,041)
Industrials	—	11,505	11,505	2,844	—	2,844	8,661	(2,077)	6,506	4,429	13,090
International	—	—	—	673	—	673	(673)	(177)	4,821	4,644	3,971
Internet	—	27,262	27,262	4,950	—	4,950	22,312	(97,113)	144,192	47,079	69,391
Japan	—	—	—	856	—	856	(856)	1,717	10,576	12,293	11,437
Large-Cap Growth	—	119,892	119,892	15,668	—	15,668	104,224	(51,242)	91,450	40,208	144,432
Large-Cap Value	2,528	35,791	38,319	13,126	—	13,126	25,193	11,124	46,887	58,011	83,204
Mid-Cap	—	—	—	2,676	—	2,676	(2,676)	(5,727)	17,446	11,719	9,043
Mid-Cap Growth	—	1,389	1,389	6,481	—	6,481	(5,092)	(8,101)	45,187	37,086	31,994
Mid-Cap Value	262	5,425	5,687	2,355	—	2,355	3,332	299	5,545	5,844	9,176
Government Money Market	106,129	—	106,129	62,622	—	62,622	43,507	—	—	—	43,507
Energy	6,298	—	6,298	7,733	—	7,733	(1,435)	10,319	(24,236)	(13,917)	(15,352)
NASDAQ-100	—	1,276	1,276	6,794	—	6,794	(5,518)	(12,253)	110,893	98,640	93,122
Pharmaceuticals	289	1,073	1,362	1,149	—	1,149	213	(102)	(4,043)	(4,145)	(3,932)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Precious Metals	—	—	—	8,967	—	8,967	(8,967)	(29,183)	19,725	(9,458)	(18,425)
Real Estate	642	10,794	11,436	1,542	—	1,542	9,894	(5,214)	(1,093)	(6,307)	3,587
Rising Rates Opportunity	20	—	20	352	—	352	(332)	(760)	862	102	(230)
Semiconductor	—	1,369	1,369	4,446	—	4,446	(3,077)	35,302	55,504	90,806	87,729
Short Dow 30	—	—	—	37	—	37	(37)	(41)	(75)	(116)	(153)
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	94	—	94	132	—	132	(38)	(63)	(602)	(665)	(703)
Short Mid-Cap	12	—	12	34	—	34	(22)	(1)	(149)	(150)	(172)
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	5	101	106	55	—	55	51	(72)	(252)	(324)	(273)
Small-Cap	—	—	—	3,457	—	3,457	(3,457)	(2,375)	21,276	18,901	15,444
Small-Cap Growth	—	3,987	3,987	3,681	—	3,681	306	(9,262)	23,727	14,465	14,771
Small-Cap Value	16	3,972	3,988	2,321	—	2,321	1,667	145	5,299	5,444	7,111
Technology	—	20,233	20,233	4,921	—	4,921	15,312	(13,556)	85,373	71,817	87,129
Communication Services	3	—	3	19	—	19	(16)	(29)	167	138	122
U.S. Government Plus	2,548	—	2,548	1,174	—	1,174	1,374	(1,966)	(244)	(2,210)	(836)
UltraBull	—	—	—	15,465	—	15,465	(15,465)	(12,440)	277,527	265,087	249,622
UltraMid-Cap	—	—	—	9,103	—	9,103	(9,103)	(23,187)	89,777	66,590	57,487
UltraNASDAQ-100	—	—	—	13,125	—	13,125	(13,125)	(55,731)	391,788	336,057	322,932
UltraShort Dow 30	—	—	—	67	—	67	(67)	(6)	(47)	(53)	(120)
UltraShort NASDAQ-100	—	—	—	35	—	35	(35)	(1,023)	870	(153)	(188)
UltraSmall-Cap	—	—	—	2,557	—	2,557	(2,557)	(5,169)	24,667	19,498	16,941
Utilities	2,023	—	2,023	4,409	—	4,409	(2,386)	(5,555)	(11,623)	(17,178)	(19,564)
VanEck Worldwide Insurance Trust
Global Resources Fund	160,674	—	160,674	87,894	248	88,142	72,532	104,597	(552,813)	(448,216)	(375,684)
Emerging Markets Fund	26,575	—	26,575	8,846	—	8,846	17,729	(156,093)	190,388	34,295	52,024
Emerging Markets Bond Fund	14,490	—	14,490	5,184	—	5,184	9,306	(23,469)	42,978	19,509	28,815
Janus Henderson Series
Global Technology and Innovation Portfolio	—	—	—	159,553	543	160,096	(160,096)	(1,409,282)	6,518,934	5,109,652	4,949,556
Overseas Portfolio	18,287	—	18,287	15,361	47	15,408	2,879	22,275	76,216	98,491	101,370
Research Portfolio	75	—	75	1,601	25	1,626	(1,551)	(24,600)	68,413	43,813	42,262
Enterprise Services Portfolio	32,579	2,650,395	2,682,974	451,312	1,393	452,705	2,230,269	(743,652)	3,693,891	2,950,239	5,180,508
Global Research Portfolio	10,791	39,991	50,782	18,549	98	18,647	32,135	(75,575)	365,958	290,383	322,518
Mid Cap Value Portfolio	40,374	117,793	158,167	54,035	245	54,280	103,887	(19,495)	314,998	295,503	399,390
Balanced Portfolio	1,358,344	—	1,358,344	1,001,697	3,100	1,004,797	353,547	1,748,319	7,710,606	9,458,925	9,812,472
Flexible Bond Portfolio	256,684	—	256,684	91,885	316	92,201	164,483	(207,306)	313,801	106,495	270,978
PIMCO Variable Insurance Trust
Total Return Portfolio	1,021,002	—	1,021,002	394,121	1,696	395,817	625,185	(1,558,026)	2,213,315	655,289	1,280,474
Low Duration Portfolio	1,008,090	—	1,008,090	378,000	1,621	379,621	628,469	(527,510)	870,781	343,271	971,740
High Yield Portfolio	629,010	—	629,010	156,630	433	157,063	471,947	(236,954)	767,216	530,262	1,002,209
Real Return Portfolio	636,626	—	636,626	287,648	1,471	289,119	347,507	(562,235)	664,903	102,668	450,175
All Asset Portfolio	81,166	—	81,166	39,069	177	39,246	41,920	(115,096)	249,284	134,188	176,108
Global Managed Asset Allocation Portfolio	20,959	—	20,959	12,420	28	12,448	8,511	(16,774)	110,218	93,444	101,955
Short-Term Portfolio	2,125,271	—	2,125,271	637,495	3,225	640,720	1,484,551	(418,290)	1,035,978	617,688	2,102,239
Emerging Markets Bond Portfolio	86,291	—	86,291	20,117	39	20,156	66,135	(73,828)	148,119	74,291	140,426
Global Bond Opportunities Portfolio	1,938	1,155	3,093	1,191	—	1,191	1,902	(2,075)	2,711	636	2,538
Commodity Real Return Strategy Portfolio	1,087,574	—	1,087,574	90,184	499	90,683	996,891	(491,028)	(1,203,608)	(1,694,636)	(697,745)
International Bond (USD-Hedged) Portfolio	63,927	68,323	132,250	33,424	82	33,506	98,744	(54,417)	143,057	88,640	187,384
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Dynamic Bond Adv Portfolio	69,602	—	69,602	25,061	121	25,182	44,420	(162,842)	222,599	59,757	104,177
Income Advisor Portfolio	1,629,589	—	1,629,589	414,675	1,144	415,819	1,213,770	(643,992)	1,476,311	832,319	2,046,089
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	12,920	—	12,920	23,135	22	23,157	(10,237)	2,654	233,306	235,960	225,723
Large Cap Value Fund	2,772	13,994	16,766	3,628	—	3,628	13,138	(59,977)	63,093	3,116	16,254
Mid Cap Value Fund	28,013	68,996	97,009	38,110	—	38,110	58,899	(38,188)	252,500	214,312	273,211
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	—	—	7,742	—	7,742	(7,742)	(116,560)	208,153	91,593	83,851
AMT Mid Cap Intrinsic Value Portfolio	1,254	6,329	7,583	2,698	—	2,698	4,885	(50,920)	52,882	1,962	6,847
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,721	28,225	29,946	9,756	—	9,756	20,190	(36,304)	57,785	21,481	41,671
Sustainable U.S. Equity Portfolio	82	1,834	1,916	305	—	305	1,611	267	1,059	1,326	2,937
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,759	—	1,759	580	—	580	1,179	(696)	1,194	498	1,677
Emerging Markets Equity Portfolio	1,737	1,946	3,683	2,607	—	2,607	1,076	(5,455)	14,354	8,899	9,975
Discovery Portfolio	—	—	—	980	—	980	(980)	(32,227)	46,576	14,349	13,369
U.S. Real Estate Portfolio	797	—	797	1,201	—	1,201	(404)	(6,320)	11,068	4,748	4,344
Northern Lights Variable Trust
Power Dividend Index Fund	11,246	—	11,246	8,475	29	8,504	2,742	(2,286)	(19,737)	(22,023)	(19,281)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	14,650	—	14,650	32,240	83	32,323	(17,673)	(139,586)	440,258	300,672	282,999
Small Cap Growth Portfolio	—	—	—	360	1	361	(361)	(3,737)	4,725	988	627
Discovery Value Portfolio	54,410	572,054	626,464	85,767	251	86,018	540,446	(456,740)	858,140	401,400	941,846
BlackRock Variable Series Fund, Inc.
Basic Value Fund	54,613	145,873	200,486	49,581	150	49,731	150,755	(83,917)	463,973	380,056	530,811
Capital Appreciation Fund	—	25,822	25,822	5,668	10	5,678	20,144	(7,215)	163,566	156,351	176,495
Equity Dividend Fund	402,519	1,052,645	1,455,164	307,274	943	308,217	1,146,947	(566,332)	1,742,830	1,176,498	2,323,445
Global Allocation Fund	287,243	—	287,243	153,161	617	153,778	133,465	(506,190)	1,621,395	1,115,205	1,248,670
Advantage Large Cap Core Fund	2,137	—	2,137	5,683	33	5,716	(3,579)	(44,566)	138,320	93,754	90,175
Large Cap Focus Growth Fund	—	198,036	198,036	140,916	411	141,327	56,709	(335,748)	4,501,996	4,166,248	4,222,957
60/40 Target Allocation ETF Fund	130,575	—	130,575	89,810	181	89,991	40,584	(38,382)	894,221	855,839	896,423
Total Return Fund	54,528	—	54,528	19,194	—	19,194	35,334	(13,749)	41,201	27,452	62,786
S&P 500 Fund	18,717	67,542	86,259	20,606	—	20,606	65,653	34,917	263,240	298,157	363,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	114,714	260	114,974	(114,974)	693,685	1,684,904	2,378,589	2,263,615
Dividend Opportunity Portfolio	—	—	—	117,261	302	117,563	(117,563)	467,525	(152,169)	315,356	197,793
Emerging Markets Bond Portfolio	204,085	—	204,085	50,754	370	51,124	152,961	(243,817)	407,984	164,167	317,128
High Yield Portfolio	308,443	—	308,443	71,436	330	71,766	236,677	(151,059)	458,903	307,844	544,521
Select Large-Cap Value Portfolio	—	—	—	144,350	346	144,696	(144,696)	(5,538)	562,225	556,687	411,991
Seligman Global Tech Portfolio	—	695,804	695,804	163,700	445	164,145	531,659	(1,541,320)	5,284,586	3,743,266	4,274,925
US Government Mortgage Portfolio	22,275	—	22,275	11,610	18	11,628	10,647	(58,165)	78,987	20,822	31,469
Strategic Income Portfolio	49,136	—	49,136	17,825	47	17,872	31,264	(76,250)	162,639	86,389	117,653
Emerging Markets Portfolio	—	—	—	3,716	6	3,722	(3,722)	(7,393)	33,167	25,774	22,052
Select Mid Cap Value Portfolio	—	—	—	174	—	174	(174)	12	11,238	11,250	11,076
Small Cap Value Portfolio	—	—	—	77	—	77	(77)	8	7,900	7,908	7,831
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	435,377	2,254,725	2,690,102	566,298	1,496	567,794	2,122,308	1,108,293	6,145,812	7,254,105	9,376,413
Small Cap Index Portfolio	62,267	176,929	239,196	94,107	269	94,376	144,820	(108,597)	989,816	881,219	1,026,039
Alternative Asset Allocation Portfolio	68,445	9,703	78,148	13,744	33	13,777	64,371	(9,383)	(10,245)	(19,628)	44,743
Global Small Cap Portfolio	1,249	1,275	2,524	2,514	12	2,526	(2)	4,832	31,957	36,789	36,787
Small Mid Cap Value Portfolio	30,877	151,096	181,973	48,927	232	49,159	132,814	(70,452)	408,377	337,925	470,739
CROCI US Portfolio	2,206	—	2,206	2,096	7	2,103	103	(275)	28,386	28,111	28,214
High Income Portfolio	31,580	—	31,580	6,541	20	6,561	25,019	(5,807)	28,878	23,071	48,090
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,613,786	—	1,613,786	255,119	1,326	256,445	1,357,341	(160,708)	639,556	478,848	1,836,189
Delaware Variable Insurance Portfolios
Total Return Portfolio	2,588	518	3,106	1,359	12	1,371	1,735	(1,465)	9,986	8,521	10,256
International Portfolio	14,750	—	14,750	13,350	5	13,355	1,395	(29,451)	149,734	120,283	121,678
Opportunity Portfolio	48,833	593,898	642,731	94,784	546	95,330	547,401	(72,842)	552,609	479,767	1,027,168
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	78,989	363,562	442,551	56,313	262	56,575	385,976	(229,970)	325,167	95,197	481,173
Income Fund	1,243,134	1,507,076	2,750,210	313,849	1,115	314,964	2,435,246	(783,795)	65,651	(718,144)	1,717,102
Global Bond Fund	—	—	—	289,006	1,474	290,480	(290,480)	(1,739,802)	2,276,542	536,740	246,260
Foreign Fund	1,110,342	—	1,110,342	452,567	2,311	454,878	655,464	(135,127)	5,642,107	5,506,980	6,162,444
Developing Markets Fund	50,063	1,816	51,879	31,564	200	31,764	20,115	(21,436)	260,898	239,462	259,577
Mutual Global Discovery Fund	107,715	234,414	342,129	58,850	161	59,011	283,118	(40,823)	545,239	504,416	787,534
Rising Dividends Fund	248,823	2,855,686	3,104,509	344,049	907	344,956	2,759,553	(256,900)	154,455	(102,445)	2,657,108
DynaTech 2 Fund	—	—	—	37,266	277	37,543	(37,543)	(96,744)	1,078,309	981,565	944,022
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	—	—	51	—	51	(51)	1	2,162	2,163	2,112
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	45,726	—	45,726	31,066	201	31,267	14,459	9,408	249,123	258,531	272,990
Balanced Portfolio	45,916	—	45,916	77,314	489	77,803	(31,887)	(397,244)	1,228,369	831,125	799,238
Global Equity Portfolio	17,037	15,820	32,857	12,430	70	12,500	20,357	(78,310)	170,294	91,984	112,341
Energy Portfolio	44,849	—	44,849	18,645	74	18,719	26,130	253,898	(242,149)	11,749	37,879
Natural Resources Portfolio	14,118	—	14,118	7,451	12	7,463	6,655	36,287	(35,466)	821	7,476
Growth Portfolio	—	290,623	290,623	35,907	116	36,023	254,600	(221,569)	849,072	627,503	882,103
High Income Portfolio	561,269	—	561,269	115,523	625	116,148	445,121	(142,766)	594,240	451,474	896,595
International Core Equity Portfolio	94,373	—	94,373	72,163	343	72,506	21,867	(235,453)	984,146	748,693	770,560
Global Growth Portfolio	515	126,070	126,585	7,731	10	7,741	118,844	(171)	(12,299)	(12,470)	106,374
Mid Cap Growth Portfolio	—	1,013,276	1,013,276	110,347	271	110,618	902,658	(748,044)	1,315,324	567,280	1,469,938
Science and Technology Portfolio	—	695,542	695,542	159,198	514	159,712	535,830	(1,143,489)	4,606,927	3,463,438	3,999,268
Small Cap Growth Portfolio	—	623,369	623,369	49,492	235	49,727	573,642	(423,917)	279,645	(144,272)	429,370
SMID Cap Core Portfolio	18,419	906,357	924,776	113,347	440	113,787	810,989	(575,925)	973,110	397,185	1,208,174

The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lazard Retirement Series, Inc.
International Equity Portfolio	13,682	—	13,682	13,780	27	13,807	(125)	(28,837)	169,561	140,724	140,599
Global Dynamic Multi Asset Portfolio	—	49,548	49,548	11,850	56	11,906	37,642	(38,325)	80,227	41,902	79,544
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	119,769	—	119,769	28,141	162	28,303	91,466	(207,870)	302,087	94,217	185,683
ClearBridge Variable Mid Cap Portfolio	2,974	85,589	88,563	175,850	580	176,430	(87,867)	37,210	1,584,786	1,621,996	1,534,129
ClearBridge Variable Dividend Strategy Portfolio	690,221	5,032,514	5,722,735	477,825	1,232	479,057	5,243,678	119,042	(1,114,502)	(995,460)	4,248,218
ClearBridge Variable Small Cap Growth Portfolio	—	—	—	95,132	314	95,446	(95,446)	(484,610)	1,041,402	556,792	461,346
ClearBridge Variable Aggressive Growth Portfolio	484	78,166	78,650	9,663	18	9,681	68,969	(55,306)	138,287	82,981	151,950
Western Asset Variable Core Bond Plus Portfolio	2,249,065	—	2,249,065	857,886	3,718	861,604	1,387,461	(2,663,248)	4,427,429	1,764,181	3,151,642
ClearBridge Variable Large Cap Growth Portfolio	—	207,776	207,776	304,090	1,237	305,327	(97,551)	847,760	7,407,656	8,255,416	8,157,865
Pioneer Variable Contracts Trust
Fund Portfolio	9,120	62,147	71,267	19,836	65	19,901	51,366	(169,424)	476,183	306,759	358,125
Bond Portfolio	1,630,318	—	1,630,318	568,003	2,588	570,591	1,059,727	(1,982,765)	3,153,821	1,171,056	2,230,783
Strategic Income Portfolio	384,123	—	384,123	138,889	615	139,504	244,619	(485,443)	939,039	453,596	698,215
Equity Income Portfolio	175,496	801,356	976,852	138,355	513	138,868	837,984	(81,847)	(123,564)	(205,411)	632,573
High Yield Portfolio	30,475	—	30,475	7,642	54	7,696	22,779	(26,912)	56,097	29,185	51,964
Prudential Series Funds
Natural Resources Portfolio	—	—	—	9,386	14	9,400	(9,400)	39,273	(27,009)	12,264	2,864
Mid-Cap Growth Portfolio	—	—	—	1,641	7	1,648	(1,648)	5,841	21,100	26,941	25,293
PGIM Jennison Focused Blend Portfolio	—	—	—	5,649	—	5,649	(5,649)	9,499	(162,871)	(153,372)	(159,021)
PGIM Jennison Blend Portfolio	—	—	—	341	—	341	(341)	6,399	7,902	14,301	13,960
Royce Capital Fund
Micro-Cap Portfolio	—	—	—	3,245	15	3,260	(3,260)	(68,482)	104,882	36,400	33,140
Small Cap Portfolio	44,794	586,698	631,492	86,672	463	87,135	544,357	93,949	842,053	936,002	1,480,359
Alps Fund
Alerian Energy Infrastructure Portfolio	162,673	58,271	220,944	73,144	146	73,290	147,654	271,809	198,952	470,761	618,415
Global Opportunity Portfolio	—	—	—	20,203	52	20,255	(20,255)	(94,116)	498,002	403,886	383,631
American Funds IS
Asset Allocation Fund	1,772,762	3,500,371	5,273,133	1,161,165	2,159	1,163,324	4,109,809	(962,816)	7,264,372	6,301,556	10,411,365
Washington Mutual Investors Fund	823,032	440,598	1,263,630	606,814	1,167	607,981	655,649	(449,349)	6,770,746	6,321,397	6,977,046
Ultra-Short Bond Fund	902,706	—	902,706	298,101	1,145	299,246	603,460	185,877	(91,533)	94,344	697,804
Capital Income Builder Fund	526,977	—	526,977	250,304	498	250,802	276,175	204,134	925,887	1,130,021	1,406,196
Global Growth Fund	190,097	2,021,416	2,211,513	339,581	764	340,345	1,871,168	(169,857)	3,099,358	2,929,501	4,800,669
Capital World Growth and Income Fund	305,261	—	305,261	231,542	307	231,849	73,412	(537,430)	3,561,243	3,023,813	3,097,225
Global Small Capitalization Fund	1,647	77,012	78,659	78,104	135	78,239	420	(483,900)	1,299,894	815,994	816,414
Growth Fund	98,223	3,275,730	3,373,953	723,726	1,457	725,183	2,648,770	1,031,263	13,641,728	14,672,991	17,321,761
Growth-Income Fund	725,946	3,212,649	3,938,595	770,908	1,802	772,710	3,165,885	1,187,992	8,844,528	10,032,520	13,198,405
International Fund	108,032	—	108,032	126,865	203	127,068	(19,036)	(977,009)	2,227,405	1,250,396	1,231,360
International Growth and Income Fund	188,980	—	188,980	104,676	298	104,974	84,006	(1,535,620)	2,533,277	997,657	1,081,663
New World Fund	393,177	—	393,177	414,306	1,631	415,937	(22,760)	(245,392)	4,579,646	4,334,254	4,311,494
U.S. Government Securities Fund	571,608	—	571,608	218,588	651	219,239	352,369	(1,687,318)	1,612,373	(74,945)	277,424
Global Balanced Fund	184	—	184	60	—	60	124	1	3,069	3,070	3,194
The Bond Fd of America Fund	708	—	708	30	—	30	678	—	262	262	940
Invesco Oppenheimer
International Growth Fund	63,683	—	63,683	267,579	1,022	268,601	(204,918)	(1,281,842)	5,135,561	3,853,719	3,648,801
T. Rowe Price
Blue Chip Growth Portfolio	—	—	—	745,598	2,551	748,149	(748,149)	490,108	22,165,805	22,655,913	21,907,764
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2023

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Health Sciences Portfolio	—	1,175,039	1,175,039	369,956	1,112	371,068	803,971	351,076	(741,931)	(390,855)	413,116
Equity Income Portfolio	102	958	1,060	20	—	20	1,040	—	149	149	1,189
Mid-Cap Growth Portfolio	—	2,659	2,659	40	—	40	2,619	2	(12)	(10)	2,609
John Hancock Variable Insurance Trust
Financial Industries Portfolio	39,674	110,389	150,063	33,261	142	33,403	116,660	(345,274)	304,566	(40,708)	75,952
Fundamental All Cap Core Portfolio	403	26,122	26,525	2,644	9	2,653	23,872	(2,263)	36,587	34,324	58,196
Select Bond Portfolio	9,677	—	9,677	3,964	9	3,973	5,704	(6,170)	13,934	7,764	13,468
Strategic Income Opportunities Portfolio	21,811	—	21,811	8,405	46	8,451	13,360	(11,097)	35,463	24,366	37,726
Federated Hermes
High Income Bond Portfolio	76,582	—	76,582	19,688	57	19,745	56,837	(50,988)	168,704	117,716	174,553
Kaufmann Portfolio	—	—	—	68,368	253	68,621	(68,621)	(1,089,558)	2,007,914	918,356	849,735
Managed Volatility Portfolio	5,972	—	5,972	5,073	26	5,099	873	(2,923)	28,412	25,489	26,362
Principal Variable Contracts
Blue Chip Fund	—	—	—	7,332	6	7,338	(7,338)	4,953	178,236	183,189	175,851
Equity Income Fund	7,282	17,620	24,902	3,937	24	3,961	20,941	(20,574)	36,715	16,141	37,082
Diversified Balance Fund	14,719	51,140	65,859	9,362	25	9,387	56,472	(61,933)	91,102	29,169	85,641
Diversified Growth Fund	4,038	16,892	20,930	3,028	1	3,029	17,901	(2,404)	18,084	15,680	33,581
Diversified Income Fund	561	3,255	3,816	946	—	946	2,870	(146)	3,920	3,774	6,644
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,601,795	$316,807	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)	$(1,546,762)	$(1,229,955)	$8,371,840
High Income Portfolio	4,226,913	339,850	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)	(620,764)	(280,914)	3,945,999
Equity-Income Portfolio	6,621,979	521,518	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)	(958,202)	(436,684)	6,185,295
Growth Portfolio	7,258,377	2,294,646	36,440	—	(701,492)	(106,263)	(257,675)	168,322	(860,668)	1,433,978	8,692,355
Overseas Portfolio	4,973,491	900,549	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555	(315,394)	585,155	5,558,646
Mid Cap Portfolio	15,717,066	1,976,211	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)	(956,862)	1,019,349	16,736,415
Asset Manager Portfolio	859,857	82,504	771	—	(137,050)	(2,273)	(8,217)	(5,347)	(152,116)	(69,612)	790,245
Investment Grade Bond Portfolio	3,823,171	230,910	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996	1,752,571	1,983,481	5,806,652
Index 500 Portfolio	19,650,780	4,489,107	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)	(2,440,563)	2,048,544	21,699,324
Contrafund Portfolio	34,343,886	10,293,969	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)	(3,449,288)	6,844,681	41,188,567
Asset Manager: Growth Portfolio	782,749	112,179	25,917	—	(28,953)	(2,222)	(11,902)	(688)	(17,848)	94,331	877,080
Balanced Portfolio	2,909,180	557,095	57,462	119	(229,949)	(76,715)	(113,303)	219,372	(143,014)	414,081	3,323,261
Growth & Income Portfolio	2,221,263	278,656	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)	(819,995)	(541,339)	1,679,924
Growth Opportunities Portfolio	25,629,581	11,641,111	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894	3,405,929	15,047,040	40,676,621
Value Strategies Portfolio	3,313,053	445,004	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)	(1,148,455)	(703,451)	2,609,602
Strategic Income Portfolio	13,518,369	1,001,672	898,968	—	(676,538)	(442,167)	(933,179)	371,432	(781,484)	220,188	13,738,557
Emerging Markets Portfolio	4,847,182	360,358	117,110	—	(232,152)	(107,588)	(87,402)	183,787	(126,245)	234,113	5,081,295
Real Estate Portfolio	16,300,362	1,400,161	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642	(1,545,155)	(144,994)	16,155,368
Funds Manager 50% Portfolio	6,685,802	738,957	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)	(278,902)	460,055	7,145,857
Funds Manager 70% Portfolio	4,533,866	620,732	252,576	—	(189,230)	(240,602)	(84,261)	125,846	(135,671)	485,061	5,018,927
Funds Manager 85% Portfolio	1,698,499	256,235	19,588	—	(74,160)	(146,399)	(97,524)	57,267	(241,228)	15,007	1,713,506
Government Money Market Portfolio Service Class 2	10,859,494	1,274,276	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)	48,752,341	50,026,617	60,886,111
International Capital Appreciation Portfolio	3,744,480	1,007,424	419,874	—	(67,781)	(117,287)	(138,530)	435,830	532,106	1,539,530	5,284,010
Energy Portfolio	—	13	—	—	—	—	—	3,346	3,346	3,359	3,359
American Century Variable Portfolios, Inc.
Balanced Fund	4,370,046	645,473	314,229	119	(179,562)	(98,209)	(125,063)	225,147	136,661	782,134	5,152,180
Capital Appreciation Fund	1,554,367	300,915	11,993	150	(140,291)	(15,156)	(31,118)	185,467	11,045	311,960	1,866,327
International Fund	2,513,047	250,135	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)	(327,685)	(77,550)	2,435,497
Value Fund	78,502,176	5,368,351	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)	(7,500,798)	(2,132,447)	76,369,729
Disciplined Core Value Fund	5,581,814	356,499	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)	(415,058)	(58,559)	5,523,255
Inflation Protection Fund	8,589,219	191,166	124,621	503	(650,727)	(148,032)	(508,588)	309,953	(872,270)	(681,104)	7,908,115
Large Company Value Fund	1,449,982	(4,292)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)	(735,697)	(739,989)	709,993
Mid Cap Value Fund	38,660,896	1,490,617	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)	(4,618,630)	(3,128,013)	35,532,883
Ultra Fund	5,798,287	2,720,797	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018	2,437,181	5,157,978	10,956,265
MFS Variable Insurance Trust
Research Series	345,456	64,953	476	—	(14,728)	(6,110)	(7,181)	(27,523)	(55,066)	9,887	355,343
Growth Series	1,263,463	409,584	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)	(130,202)	279,382	1,542,845
Investors Trust Series	424,738	49,725	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)	(198,871)	(149,146)	275,592
New Discovery Series	6,468,801	820,292	281,239	—	(525,300)	(206,172)	(219,511)	324,563	(345,181)	475,111	6,943,912
Corporate Bond Portfolio	4,641,603	340,664	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)	(166,552)	174,112	4,815,715
Emerging Markets Equity Portfolio	4,333,857	393,679	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)	(52,657)	341,022	4,674,879
Technology Portfolio	5,976,160	3,014,054	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)	(59,180)	2,954,874	8,931,034
Global Tactical Allocation Portfolio	1,120,198	74,002	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)	(262,760)	(188,758)	931,440
International Intrinsic Value Portfolio	12,895,443	2,050,512	200,673	—	(507,630)	(966,004)	(250,778)	999,620	(524,119)	1,526,393	14,421,836
Utilities Series Portfolio	15,660,116	(562,432)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)	(2,451,480)	(3,013,912)	12,646,204
Blended Research Core Equity Portfolio	3,459,958	967,466	330,200	—	(117,377)	(131,181)	(51,353)	565,759	596,048	1,563,514	5,023,472
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Global Real Estate Portfolio	873,404	79,834	67,408	—	(13,795)	(35,035)	(66,493)	20,916	(26,999)	52,835	926,239
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,588,535	138,869	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)	(438,369)	(299,500)	1,289,035
Mid-Cap Stock Portfolio	1,406,074	182,494	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416	(103,264)	79,230	1,485,304
Bond-Debenture Portfolio	26,358,622	1,258,080	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)	(2,775,812)	(1,517,732)	24,840,890
Fundamental Equity Portfolio	2,027,903	244,989	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)	(238,378)	6,611	2,034,514
Developing Growth Portfolio	3,934,395	252,538	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)	(487,222)	(234,684)	3,699,711
Short Duration Income Portfolio	17,956,408	610,592	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)	(2,851,993)	(2,241,401)	15,715,007
Alger Fund
LargeCap Growth Portfolio	3,604,009	1,145,735	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580	(23,746)	1,121,989	4,725,998
MidCap Growth Portfolio	3,329,477	689,115	25,945	749	(372,711)	(90,683)	(100,829)	95,978	(441,551)	247,564	3,577,041
Capital Appreciation Portfolio	2,095,083	910,005	24,747	—	(126,725)	(30,180)	(85,630)	385,907	168,119	1,078,124	3,173,207
SmallCap Growth Portfolio	530,498	76,462	881	—	(14,634)	(19,235)	(9,759)	3,001	(39,746)	36,716	567,214
Capital Appreciation Portfolio Class S	31,891,779	11,882,038	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)	(6,896,791)	4,985,247	36,877,026
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	2,501,167	235,002	57,828	—	(26,418)	(319,464)	(59,768)	58,306	(289,516)	(54,514)	2,446,653
S&P 500 Index Portfolio	1,221,541	312,006	13,420	—	(51,330)	(85,596)	(44,193)	240,951	73,252	385,258	1,606,799
SRI Balanced Portfolio	5,599,365	837,862	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)	(206,344)	631,518	6,230,883
Invesco Variable Insurance Funds
Technology Fund	590,218	299,821	126,585	991	(215,563)	—	(31,477)	374,045	254,581	554,402	1,144,620
Diversified Dividend Fund	3,273,278	168,828	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)	(875,232)	(706,404)	2,566,874
Health Care Fund	999,125	8,220	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)	(217,211)	(208,991)	790,134
Global Real Estate Fund	84,692	4,255	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)	(8,811)	(4,556)	80,136
International Equity Fund	179,775	14,810	298	—	(120,914)	(4,013)	(14,213)	161,125	22,283	37,093	216,868
Main Street Mid Cap Fund	201,986	20,819	468	—	(23,279)	(439)	(11,089)	(1,621)	(35,960)	(15,141)	186,845
Discovery Mid Cap Growth Fund	4,962,407	536,494	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)	(326,410)	210,084	5,172,491
Global Fund	5,761,990	1,807,306	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)	(428,721)	1,378,585	7,140,575
Main Street Fund	8,517,650	1,607,856	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)	(1,777,676)	(169,820)	8,347,830
Main Street Small Cap Fund	7,063,355	1,224,976	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105	2,021,329	3,246,305	10,309,660
Balanced-Risk Allocation Fund	431,417	20,938	7,742	—	(7,994)	1,990	(8,237)	(21,680)	(28,179)	(7,241)	424,176
Core Plus Bond Fund	4,339,505	177,319	102,490	—	(173,931)	(396,506)	(99,811)	207,884	(359,874)	(182,555)	4,156,950
Equity and Income Fund	5,273,689	392,625	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)	(551,895)	(159,270)	5,114,419
Small Cap Equity Fund	2,212,976	374,082	589,781	—	(38,973)	(108,656)	(57,350)	484,826	869,628	1,243,710	3,456,686
Equally Weighted S&P 500 Fund	3,924,433	522,387	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173	1,115,440	1,637,827	5,562,260
Growth and Income Fund	454,958	36,849	9,845	—	(84,867)	(227)	(16,232)	(871)	(92,352)	(55,503)	399,455
American Value Fund	112,569	12,081	78	—	(377)	(5,072)	(11,919)	—	(17,290)	(5,209)	107,360
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,367,281	57,430	17,685	347	(110,259)	(29,098)	(59,989)	36,498	(144,816)	(87,386)	1,279,895
Small Cap Core Portfolio	1,946,867	214,142	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)	(213,607)	535	1,947,402
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	560,713	192,038	108,851	—	(231,456)	—	(29,407)	212,032	60,020	252,058	812,771
NASDAQ-100 Fund	758,701	519,057	84,157	539	(245,666)	—	(48,122)	720,486	511,394	1,030,451	1,789,152
U.S. Government Money Market Fund	255,615	7,278	1	—	—	—	(39,525)	138,238	98,714	105,992	361,607
Inverse S&P 500 Strategy Fund	96,789	(7,093)	44	—	(11,879)	—	(294)	(60,447)	(72,576)	(79,669)	17,120
Inverse NASDAQ-100 Strategy Fund	44,147	(12,279)	108	—	(6,168)	—	(1,013)	(1,725)	(8,798)	(21,077)	23,070
Inverse Government Long Bond Strategy Fund	12,170	28	35	—	(2,092)	—	(120)	(4,636)	(6,813)	(6,785)	5,385
Government Long Bond 1.2x Strategy	89,929	(1,775)	2	—	—	—	(649)	974	327	(1,448)	88,481
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	3,230,976	117,745	39,273	—	(122,070)	(256,255)	(107,948)	116,243	(330,757)	(213,012)	3,017,964
S&P 500 Pure Growth Fund	5,147,948	226,743	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)	(775,509)	(548,766)	4,599,182
S&P MidCap 400 Pure Growth Fund	1,217,030	145,974	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)	(191,563)	(45,589)	1,171,441
Guggenheim Variable Insurance Funds
Long Short Equity Fund	704,791	85,788	21,346	—	(22,550)	(19,091)	(11,970)	206,011	173,746	259,534	964,325
Multi-Hedge Strategies Fund	1,394,523	39,374	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)	(290,507)	(251,133)	1,143,390
Global Managed Futures Strategy Fund	1,302,644	10,322	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)	(924,689)	(914,367)	388,277
Small Cap Value Fund	4,979,366	380,228	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)	(520,365)	(140,137)	4,839,229
ProFunds VP
Profund Access VP High Yield Fund	30,492	2,091	2	—	—	—	(3,588)	1,672	(1,914)	177	30,669
Asia 30	53,404	800	201	—	—	—	(1,671)	(266)	(1,736)	(936)	52,468
Banks	24,342	3,019	307	—	—	—	(1,102)	58,835	58,040	61,059	85,401
Materials	36,813	3,444	225	—	(76)	—	(2,276)	(277)	(2,404)	1,040	37,853
Bear	7,558	(1,216)	—	—	(495)	—	(27)	(300)	(822)	(2,038)	5,520
Biotechnology	225,765	15,679	810	—	(303)	—	(9,911)	(9,851)	(19,255)	(3,576)	222,189
Bull	375,561	80,450	51,329	—	(56,369)	—	(45,642)	139,940	89,258	169,708	545,269
Consumer Staples	128,880	498	55,426	—	(26,006)	—	(4,044)	(87,365)	(61,989)	(61,491)	67,389
Consumer Discretionary	73,842	20,974	243	—	(95)	—	(5,690)	9,835	4,293	25,267	99,109
Dow 30	140,786	18,994	142	—	(7,323)	—	(18,191)	59,305	33,933	52,927	193,713
Emerging Markets	31,482	2,509	532	—	(1,008)	—	(5,436)	36,577	30,665	33,174	64,656
Europe 30	34,588	4,947	100	—	(43)	—	(3,213)	—	(3,156)	1,791	36,379
Falling U.S. Dollar	21,315	(1,354)	1	—	(1,526)	—	(185)	1,557	(153)	(1,507)	19,808
Financials	18,271	1,777	114	—	(53)	(91)	(2,303)	111	(2,222)	(445)	17,826
Health Care	294,366	(7,041)	188	—	(3,145)	(77)	(31,723)	2,070	(32,687)	(39,728)	254,638
Industrials	66,410	13,090	—	—	(9,648)	(245)	(4,733)	60,433	45,807	58,897	125,307
International	31,847	3,971	3	—	(1,657)	—	(1,769)	—	(3,423)	548	32,395
Internet	189,769	69,391	3,329	—	(296)	(53)	(5,523)	(54,035)	(56,578)	12,813	202,582
Japan	37,037	11,437	—	—	—	—	(1,033)	(7,197)	(8,230)	3,207	40,244
Large-Cap Growth	621,851	144,432	11,950	—	(50,990)	—	(28,835)	94,456	26,581	171,013	792,864
Large-Cap Value	531,311	83,204	10,367	—	(27,253)	(40)	(49,986)	(3,365)	(70,277)	12,927	544,238
Mid-Cap	103,630	9,043	4,920	—	(23,769)	—	(2,949)	(1)	(21,799)	(12,756)	90,874
Mid-Cap Growth	269,330	31,994	3,271	—	(12,466)	—	(7,396)	(17,358)	(33,949)	(1,955)	267,375
Mid-Cap Value	106,204	9,176	1,704	—	(397)	—	(8,015)	(16,226)	(22,934)	(13,758)	92,446
Government Money Market	3,107,312	43,507	10,492	—	(219,786)	(476)	(217,250)	(304,067)	(731,087)	(687,580)	2,419,732
Energy	229,703	(15,352)	44,909	—	(3,575)	—	(14,907)	35,554	61,981	46,629	276,332
NASDAQ-100	217,490	93,122	3,062	—	(41,380)	—	(17,249)	(5,675)	(61,242)	31,880	249,370
Pharmaceuticals	55,552	(3,932)	455	—	—	—	(524)	4,869	4,800	868	56,420
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	280,844	(18,425)	56,666	—	(9,505)	—	(13,613)	(21,139)	12,409	(6,016)	274,828
Real Estate	57,791	3,587	19	—	(2,254)	(68)	(1,854)	1	(4,156)	(569)	57,222
Rising Rates Opportunity	17,427	(230)	4	—	(461)	—	(1,977)	—	(2,434)	(2,664)	14,763
Semiconductor	108,566	87,729	750	—	(16,915)	—	(6,918)	9,100	(13,983)	73,746	182,312
Short Dow 30	1,638	(153)	1	—	(119)	—	—	(1)	(119)	(272)	1,366
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,620	(703)	—	—	—	—	(28)	—	(28)	(731)	4,889
Short Mid-Cap	1,494	(172)	—	—	—	—	—	—	—	(172)	1,322
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	2,105	(273)	—	—	(54)	—	(27)	(1)	(82)	(355)	1,750
Small-Cap	141,401	15,444	276	—	(6,986)	—	(7,341)	651	(13,400)	2,044	143,445
Small-Cap Growth	135,053	14,771	3,717	—	(5,535)	—	(5,476)	1,157	(6,137)	8,634	143,687
Small-Cap Value	87,148	7,111	323	—	(96)	(78)	(7,051)	2,064	(4,838)	2,273	89,421
Technology	218,789	87,129	299	—	(36,731)	(892)	(20,031)	(35,246)	(92,601)	(5,472)	213,317
Communication Services	2,455	122	1	—	(1,762)	(35)	(415)	—	(2,211)	(2,089)	366
U.S. Government Plus	61,920	(836)	64	—	(310)	—	(1,194)	4,305	2,865	2,029	63,949
UltraBull	592,893	249,622	3,887	—	(523)	(338)	(9,008)	8,430	2,448	252,070	844,963
UltraMid-Cap	304,760	57,487	264	—	(642)	(133)	(12,303)	14,426	1,612	59,099	363,859
UltraNASDAQ-100	301,598	322,932	4,271	—	(1,620)	—	(23,945)	(7,539)	(28,833)	294,099	595,697
UltraShort Dow 30	346	(120)	—	—	—	—	—	—	—	(120)	226
UltraShort NASDAQ-100	306	(188)	—	—	(23)	—	—	—	(23)	(211)	95
UltraSmall-Cap	86,384	16,941	3,509	—	(228)	—	(3,221)	6,323	6,383	23,324	109,708
Utilities	197,910	(19,564)	5	—	(3,314)	(290)	(26,630)	(17,546)	(47,775)	(67,339)	130,571
VanEck Worldwide Insurance Trust
Global Resources Fund	7,704,996	(375,684)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)	(1,814,759)	(2,190,443)	5,514,553
Emerging Markets Fund	807,421	52,024	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)	(126,555)	(74,531)	732,890
Emerging Markets Bond Fund	341,850	28,815	513	—	(437)	(6,750)	(4,520)	34,098	22,904	51,719	393,569
Janus Henderson Series
Global Technology and Innovation Portfolio	8,773,284	4,949,556	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732	2,104,392	7,053,948	15,827,232
Overseas Portfolio	1,087,968	101,370	215,286	—	(167,908)	(59,770)	(6,689)	302,821	283,740	385,110	1,473,078
Research Portfolio	149,236	42,262	967	—	(921)	(57,821)	(4,174)	(27,824)	(89,773)	(47,511)	101,725
Enterprise Services Portfolio	31,661,580	5,180,508	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485	442,338	5,622,846	37,284,426
Global Research Portfolio	1,469,892	322,518	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)	(239,874)	82,644	1,552,536
Mid Cap Value Portfolio	4,266,745	399,390	255,715	—	(154,356)	(119,691)	(134,953)	32,393	(120,892)	278,498	4,545,243
Balanced Portfolio	76,782,262	9,812,472	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)	(7,873,954)	1,938,518	78,720,780
Flexible Bond Portfolio	7,446,718	270,978	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)	(600,384)	(329,406)	7,117,312
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	30,907,266	1,280,474	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047	(3,328,516)	(2,048,042)	28,859,224
Low Duration Portfolio	30,036,870	971,740	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562	(2,928,721)	(1,956,981)	28,079,889
High Yield Portfolio	8,632,214	1,002,209	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753	1,749,080	2,751,289	11,383,503
Real Return Portfolio	23,530,989	450,175	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)	(3,392,218)	(2,942,043)	20,588,946
All Asset Portfolio	2,965,503	176,108	35,408	—	(200,197)	(87,951)	(116,287)	10,727	(358,300)	(182,192)	2,783,311
Global Managed Asset Allocation Portfolio	890,660	101,955	53,773	—	(11,494)	(9,871)	(13,650)	2,243	21,001	122,956	1,013,616
Short-Term Portfolio	56,661,671	2,102,239	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)	(13,664,851)	(11,562,612)	45,099,059
Emerging Markets Bond Portfolio	1,655,280	140,426	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)	(250,808)	(110,382)	1,544,898
Global Bond Opportunities Portfolio	106,448	2,538	—	—	(11)	—	(35)	(31,966)	(32,012)	(29,474)	76,974
Commodity Real Return Strategy Portfolio	7,817,404	(697,745)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)	(674,239)	(1,371,984)	6,445,420
International Bond (USD-Hedged) Portfolio	2,505,641	187,384	59,977	—	(43,135)	(144,105)	(44,522)	174,773	2,988	190,372	2,696,013
Dynamic Bond Adv Portfolio	2,094,573	104,177	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)	(193,066)	(88,889)	2,005,684
Income Advisor Portfolio	31,220,196	2,046,089	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913	(1,634,984)	411,105	31,631,301
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,269,059	225,723	8,469	477	(68,415)	(6,319)	(71,572)	45,059	(92,301)	133,422	1,402,481
Large Cap Value Fund	554,027	16,254	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)	(414,490)	(398,236)	155,791
Mid Cap Value Fund	3,110,709	273,211	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)	(556,576)	(283,365)	2,827,344
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	536,207	83,851	13,986	—	(202,209)	(8,710)	(19,616)	92,476	(124,073)	(40,222)	495,985
AMT Mid Cap Intrinsic Value Portfolio	305,694	6,847	9,783	—	(4,894)	—	(10,048)	(188,730)	(193,889)	(187,042)	118,652
BNY Mellon Variable Investment Fund
Appreciation Portfolio	307,878	41,671	568	—	(142,878)	(25,030)	(21,024)	87,009	(101,355)	(59,684)	248,194
Sustainable U.S. Equity Portfolio	14,050	2,937	457	—	—	—	(1,340)	(1)	(884)	2,053	16,103
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	21,233	1,677	33	—	(330)	(3,144)	(1,278)	34	(4,685)	(3,008)	18,225
Emerging Markets Equity Portfolio	115,114	9,975	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)	(11,735)	(1,760)	113,354
Discovery Portfolio	36,101	13,369	553	—	(8,015)	—	(2,897)	(993)	(11,352)	2,017	38,118
U.S. Real Estate Portfolio	48,527	4,344	83	—	(5,470)	(146)	(3,852)	(3,306)	(12,691)	(8,347)	40,180
Northern Lights Variable Trust
Power Dividend Index Fund	710,822	(19,281)	—	—	(53,755)	—	(3,458)	47,965	(9,248)	(28,529)	682,293
AB Variable Products Series
Dynamic Asset Allocation Portfolio	2,424,823	282,999	52,895	—	(76,316)	(29,759)	(114,821)	(483)	(168,484)	114,515	2,539,338
Small Cap Growth Portfolio	18,765	627	1	—	—	—	(66)	2,071	2,006	2,633	21,398
Discovery Value Portfolio	6,142,464	941,846	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)	(175,197)	766,649	6,909,113
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,890,440	530,811	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)	(668,963)	(138,152)	3,752,288
Capital Appreciation Fund	400,206	176,495	751	—	(13,960)	(85,993)	(8,666)	(6,795)	(114,663)	61,832	462,038
Equity Dividend Fund	27,039,392	2,323,445	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)	(7,592,456)	(5,269,011)	21,770,381
Global Allocation Fund	12,171,555	1,248,670	320,318	—	(900,329)	(691,152)	(382,079)	97,956	(1,555,286)	(306,616)	11,864,939
Advantage Large Cap Core Fund	405,050	90,175	52,252	—	(100)	—	(9,730)	(119,664)	(77,242)	12,933	417,983
Large Cap Focus Growth Fund	8,526,239	4,222,957	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722	541,643	4,764,600	13,290,839
60/40 Target Allocation ETF Fund	7,596,065	896,423	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)	(1,165,799)	(269,376)	7,326,689
Total Return Fund	1,457,503	62,786	12,516	—	—	—	(32,061)	134,736	115,191	177,977	1,635,480
S&P 500 Fund	1,535,810	363,810	1,852	—	—	(25,561)	(42,063)	(25,227)	(90,999)	272,811	1,808,621
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,037,375	2,263,615	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565	1,668,207	3,931,822	10,969,197
Dividend Opportunity Portfolio	9,903,002	197,793	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)	(1,742,097)	(1,544,304)	8,358,698
Emerging Markets Bond Portfolio	4,219,308	317,128	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)	(648,219)	(331,091)	3,888,217
High Yield Portfolio	4,435,748	544,521	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095	1,498,906	2,043,427	6,479,175
Select Large-Cap Value Portfolio	6,954,925	411,991	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867	5,429,190	5,841,181	12,796,106
Seligman Global Tech Portfolio	9,038,981	4,274,925	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385	2,448,497	6,723,422	15,762,403
US Government Mortgage Portfolio	941,623	31,469	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)	(156,064)	(124,595)	817,028
Strategic Income Portfolio	1,313,268	117,653	78,992	—	(26,307)	(12,593)	(23,547)	311,468	328,013	445,666	1,758,934
Emerging Markets Portfolio	247,339	22,052	33,376	—	—	—	(957)	47,065	79,484	101,536	348,875
Select Mid Cap Value Portfolio	—	11,076	41,330	—	—	—	—	62,529	103,859	114,935	114,935
Small Cap Value Portfolio	—	7,831	67,732	—	—	—	—	7,402	75,134	82,965	82,965
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	39,215,391	9,376,413	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074	119,702	9,496,115	48,711,506
Small Cap Index Portfolio	7,115,261	1,026,039	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)	(588,939)	437,100	7,552,361
Alternative Asset Allocation Portfolio	1,138,480	44,743	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)	(152,910)	(108,167)	1,030,313
Global Small Cap Portfolio	198,267	36,787	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)	(67,303)	(30,516)	167,751
Small Mid Cap Value Portfolio	3,889,214	470,739	60,237	—	(274,662)	(195,223)	(93,105)	(929)	(503,682)	(32,943)	3,856,271
CROCI US Portfolio	151,484	28,214	300	—	—	—	(3,340)	(499)	(3,539)	24,675	176,159
High Income Portfolio	333,640	48,090	72,449	—	(20,136)	(4,510)	(36,034)	161,567	173,336	221,426	555,066
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,096,634	1,836,189	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662	(299,601)	1,536,588	20,633,222
Delaware Variable Insurance Portfolios
Total Return Portfolio	121,815	10,256	—	—	(756)	(38,183)	(2,657)	(2,416)	(44,012)	(33,756)	88,059
International Portfolio	993,062	121,678	—	—	(6,650)	—	(4,459)	(150,252)	(161,361)	(39,683)	953,379
Opportunity Portfolio	8,087,611	1,027,168	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)	(1,845,634)	(818,466)	7,269,145
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,526,155	481,173	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)	(832,150)	(350,977)	4,175,178
Income Fund	25,070,503	1,717,102	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917	(1,795,046)	(77,944)	24,992,559
Global Bond Fund	24,704,524	246,260	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)	(3,382,901)	(3,136,641)	21,567,883
Foreign Fund	34,488,163	6,162,444	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)	(4,924,657)	1,237,787	35,725,950
Developing Markets Fund	2,422,020	259,577	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)	(292,989)	(33,412)	2,388,608
Mutual Global Discovery Fund	4,657,252	787,534	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)	(904,226)	(116,692)	4,540,560
Rising Dividends Fund	25,895,128	2,657,108	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810	(674,397)	1,982,711	27,877,839
DynaTech 2 Fund	1,980,410	944,022	917,409	—	(99,786)	(91,021)	(84,559)	447,566	1,089,609	2,033,631	4,014,041
Global Real Estate Fund	—	—	—	—	—	—	—	—	—	—	—
VolSmart Allocation Fund	—	2,112	24	—	—	—	—	74,911	74,935	77,047	77,047
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	2,530,912	272,990	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)	(564,121)	(291,131)	2,239,781
Balanced Portfolio	5,904,604	799,238	18,687	—	(219,704)	(210,989)	(240,140)	(992)	(653,138)	146,100	6,050,704
Global Equity Portfolio	902,366	112,341	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)	(29,298)	83,043	985,409
Energy Portfolio	1,692,405	37,879	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)	(378,920)	(341,041)	1,351,364
Natural Resources Portfolio	643,386	7,476	8,485	—	(2,931)	(79,101)	(14,121)	15,214	(72,454)	(64,978)	578,408
Growth Portfolio	2,839,211	882,103	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)	(933,802)	(51,699)	2,787,512
High Income Portfolio	9,191,008	896,595	154,127	—	(463,586)	(641,925)	(327,885)	429,635	(849,634)	46,961	9,237,969
International Core Equity Portfolio	5,979,593	770,560	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)	(1,260,619)	(490,059)	5,489,534
Global Growth Portfolio	675,775	106,374	136	—	(8,638)	(107,640)	(15,807)	(32,711)	(164,660)	(58,286)	617,489
Mid Cap Growth Portfolio	8,838,626	1,469,938	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)	(1,708,398)	(238,460)	8,600,166
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Science and Technology Portfolio	11,649,955	3,999,268	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)	(2,024,029)	1,975,239	13,625,194
Small Cap Growth Portfolio	3,832,297	429,370	23,999	—	(242,427)	(313,625)	(102,332)	89,257	(545,128)	(115,758)	3,716,539
SMID Cap Core Portfolio	9,460,115	1,208,174	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)	(1,618,071)	(409,897)	9,050,218
Lazard Retirement Series, Inc.
International Equity Portfolio	978,957	140,599	7,882	—	(27,401)	(9,480)	(23,151)	63,185	11,035	151,634	1,130,591
Global Dynamic Multi Asset Portfolio	1,045,022	79,544	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)	(263,829)	(184,285)	860,737
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,825,701	185,683	622,330	—	(39,673)	(304,176)	(90,888)	258,491	446,084	631,767	2,457,468
ClearBridge Variable Mid Cap Portfolio	13,354,399	1,534,129	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944	598,459	2,132,588	15,486,987
ClearBridge Variable Dividend Strategy Portfolio	37,656,434	4,248,218	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)	(5,726,038)	(1,477,820)	36,178,614
ClearBridge Variable Small Cap Growth Portfolio	6,078,639	461,346	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479	2,195,644	2,656,990	8,735,629
ClearBridge Variable Aggressive Growth Portfolio	694,061	151,950	18,767	—	—	(37,821)	(18,185)	2,248	(34,991)	116,959	811,020
Western Asset Variable Core Bond Plus Portfolio	69,205,540	3,151,642	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471	(6,904,671)	(3,753,029)	65,452,511
ClearBridge Variable Large Cap Growth Portfolio	20,483,212	8,157,865	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)	(2,604,866)	5,552,999	26,036,211
Pioneer Variable Contracts Trust
Fund Portfolio	1,369,738	358,125	233,331	—	(211,016)	(99,396)	(32,939)	131,831	21,811	379,936	1,749,674
Bond Portfolio	45,533,637	2,230,783	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941	(3,684,220)	(1,453,437)	44,080,200
Strategic Income Portfolio	11,915,805	698,215	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)	(2,393,845)	(1,695,630)	10,220,175
Equity Income Portfolio	11,893,373	632,573	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)	(1,792,461)	(1,159,888)	10,733,485
High Yield Portfolio	637,612	51,964	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)	(134,191)	(82,227)	555,385
Prudential Series Funds
Natural Resources Portfolio	981,876	2,864	1,613	—	(28,455)	—	(8,309)	(294,291)	(329,442)	(326,578)	655,298
Mid-Cap Growth Portfolio	122,800	25,293	183	—	(2,207)	(6,269)	(2,858)	256	(10,895)	14,398	137,198
PGIM Jennison Focused Blend Portfolio	400,670	(159,021)	47	—	158	—	(7,372)	(234,482)	(241,649)	(400,670)	—
PGIM Jennison Blend Portfolio	—	13,960	256,845	—	(158)	—	—	235,512	492,199	506,159	506,159
Royce Capital Fund
Micro-Cap Portfolio	305,792	33,140	16,443	—	(32,366)	(66,920)	(129)	(50,088)	(133,060)	(99,920)	205,872
Small Cap Portfolio	6,989,474	1,480,359	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)	(1,160,147)	320,212	7,309,686
Alps Fund
Alerian Energy Infrastructure Portfolio	5,380,535	618,415	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)	(865,855)	(247,440)	5,133,095
Global Opportunity Portfolio	1,509,929	383,631	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)	(193,005)	190,626	1,700,555
American Funds IS
Asset Allocation Fund	96,708,599	10,411,365	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)	(17,053,691)	(6,642,326)	90,066,273
Washington Mutual Investors Fund	47,176,162	6,977,046	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)	(1,376,440)	5,600,606	52,776,768
Ultra-Short Bond Fund	28,199,374	697,804	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)	(10,127,383)	(9,429,579)	18,769,795
Capital Income Builder Fund	18,486,524	1,406,196	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595	669,010	2,075,206	20,561,730
Global Growth Fund	22,791,648	4,800,669	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530	1,877,839	6,678,508	29,470,156
Capital World Growth and Income Fund	17,143,652	3,097,225	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)	(1,593,108)	1,504,117	18,647,769
Global Small Capitalization Fund	5,710,606	816,414	229,661	—	(265,433)	(107,125)	(95,749)	346,631	107,985	924,399	6,635,005
Growth Fund	49,719,774	17,321,761	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)	(4,278,094)	13,043,667	62,763,441
Growth-Income Fund	56,244,801	13,198,405	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)	(2,286,654)	10,911,751	67,156,552
International Fund	9,553,337	1,231,360	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)	(1,061,548)	169,812	9,723,149
International Growth and Income Fund	7,820,063	1,081,663	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)	(454,015)	627,648	8,447,711
New World Fund	32,320,958	4,311,494	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)	(3,533,199)	778,295	33,099,253
U.S. Government Securities Fund	22,468,698	277,424	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)	(7,316,040)	(7,038,616)	15,430,082
Global Balanced Fund	—	3,194	17,775	—	—	—	—	55,690	73,465	76,659	76,659
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2023

		Net Increase					(Restated)	(Restated)	Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net	(Restated)	(Restated)	(Restated)	(Restated)	Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
The Bond Fd of America Fund	—	940	213	—	—	—	—	25,155	25,368	26,308	26,308
Invesco Oppenheimer
International Growth Fund	19,669,076	3,648,801	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)	(816,513)	2,832,288	22,501,364
T. Rowe Price
Blue Chip Growth Portfolio	47,156,557	21,907,764	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)	(2,260,353)	19,647,411	66,803,968
Health Sciences Portfolio	29,195,820	413,116	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134	2,160,431	2,573,547	31,769,367
Equity Income Portfolio	—	1,189	31,884	—	—	—	—	22,206	54,090	55,279	55,279
Mid-Cap Growth Portfolio	—	2,609	42,976	—	—	—	—	1	42,977	45,586	45,586
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,695,933	75,952	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)	(35,702)	40,250	2,736,183
Fundamental All Cap Core Portfolio	178,944	58,196	600	—	—	—	(1,138)	(10,983)	(11,521)	46,675	225,619
Select Bond Portfolio	297,416	13,468	27,307	—	(114)	—	(7,310)	3,654	23,537	37,005	334,421
Strategic Income Opportunities Portfolio	629,756	37,726	50,460	—	(31,118)	—	(10,871)	30,241	38,712	76,438	706,194
Federated Hermes
High Income Bond Portfolio	1,533,867	174,553	51,336	—	(62)	—	(39,363)	249,194	261,105	435,658	1,969,525
Kaufmann Portfolio	5,022,734	849,735	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461	(237,600)	612,135	5,634,869
Managed Volatility Portfolio	375,564	26,362	3,900	—	—	—	(3,561)	7,196	7,535	33,897	409,461
Principal Variable Contracts
Blue Chip Fund	374,973	175,851	59,677	—	—	—	(6,534)	282,052	335,195	511,046	886,019
Equity Income Fund	296,215	37,082	99,615	—	(42,424)	—	(4,162)	40,558	93,587	130,669	426,884
Diversified Balance Fund	553,425	85,641	1,330,459	—	—	—	(29,311)	119,052	1,420,200	1,505,841	2,059,266
Diversified Growth Fund	198,654	33,581	25,852	—	—	—	(1,291)	12,848	37,409	70,990	269,644
Diversified Income Fund	54,133	6,644	—	—	—	—	—	26,681	26,681	33,325	87,458
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,180,275	$15,953	$17,709	$(5,155)	$(3,331,712)	$(177,140)	$(785,530)	$2,687,395	$(1,594,433)	$(1,578,480)	$9,601,795
High Income Portfolio	5,927,974	(727,887)	61,219	145	(73,023)	(71,332)	(112,514)	(777,669)	(973,174)	(1,701,061)	4,226,913
Equity-Income Portfolio	7,336,927	(482,130)	45,085	(4,277)	(257,378)	(95,319)	(176,376)	255,447	(232,818)	(714,948)	6,621,979
Growth Portfolio	10,655,095	(2,635,854)	1,079	(62)	(210,177)	(147,834)	(189,813)	(214,057)	(760,864)	(3,396,718)	7,258,377
Overseas Portfolio	7,023,296	(1,780,660)	52,261	(5,162)	(247,618)	(148,563)	(138,580)	218,517	(269,145)	(2,049,805)	4,973,491
Mid Cap Portfolio	20,066,480	(3,128,425)	1,297,619	235	(466,782)	(257,103)	(410,658)	(1,384,300)	(1,220,989)	(4,349,414)	15,717,066
Asset Manager Portfolio	1,031,943	(167,942)	19,030	(60)	—	(18,247)	(4,694)	(173)	(4,144)	(172,086)	859,857
Investment Grade Bond Portfolio	4,023,759	(585,365)	408,834	(1,265)	(58,470)	(26,387)	(105,930)	167,995	384,777	(200,588)	3,823,171
Index 500 Portfolio	26,774,969	(5,037,646)	73,316	(6,759)	(984,095)	(165,010)	(529,658)	(474,337)	(2,086,543)	(7,124,189)	19,650,780
Contrafund Portfolio	50,817,963	(13,553,124)	2,744,708	(109)	(1,440,021)	(1,553,343)	(1,141,229)	(1,530,959)	(2,920,953)	(16,474,077)	34,343,886
Asset Manager: Growth Portfolio	969,478	(174,345)	42,397	(470)	(9,029)	(23,663)	(22,627)	1,008	(12,384)	(186,729)	782,749
Balanced Portfolio	3,990,135	(724,655)	23,370	(77)	(47,419)	—	(74,384)	(257,790)	(356,300)	(1,080,955)	2,909,180
Growth & Income Portfolio	1,912,317	(162,177)	8,632	(114)	(59,383)	(18,033)	(46,075)	586,096	471,123	308,946	2,221,263
Growth Opportunities Portfolio	36,217,102	(15,119,034)	7,015,744	—	(746,192)	(941,717)	(715,920)	(80,402)	4,531,513	(10,587,521)	25,629,581
Value Strategies Portfolio	4,164,179	(344,039)	24,519	406	(221,473)	(266,627)	(90,707)	46,795	(507,087)	(851,126)	3,313,053
Strategic Income Portfolio	16,820,518	(2,142,384)	1,359,657	—	(465,219)	(317,313)	(390,894)	(1,345,996)	(1,159,765)	(3,302,149)	13,518,369
Emerging Markets Portfolio	6,271,407	(1,349,569)	341,515	—	(281,073)	(47,677)	(133,050)	45,629	(74,656)	(1,424,225)	4,847,182
Real Estate Portfolio	25,046,160	(7,076,396)	1,876,155	—	(803,216)	(874,102)	(498,603)	(1,369,636)	(1,669,402)	(8,745,798)	16,300,362
Funds Manager 50% Portfolio	8,578,042	(1,266,377)	574,001	—	(725,988)	(478,135)	(282,717)	286,976	(625,863)	(1,892,240)	6,685,802
Funds Manager 70% Portfolio	5,517,097	(935,431)	246,480	—	(99,097)	(161,223)	(70,049)	36,089	(47,800)	(983,231)	4,533,866
Funds Manager 85% Portfolio	1,580,166	(361,300)	589,838	—	(70,979)	—	(105,971)	66,745	479,633	118,333	1,698,499
Government Money Market Portfolio Service Class 2	3,739,334	19,999	14,575,854	—	(923,132)	(125,990)	(748,997)	(5,677,574)	7,100,161	7,120,160	10,859,494
International Capital Appreciation Portfolio	3,047,690	(971,914)	849,236	—	(107,040)	(135,179)	(103,983)	1,165,670	1,668,704	696,790	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	4,445,373	(855,655)	1,325,085	—	(63,528)	(202,102)	(168,291)	(110,836)	780,328	(75,327)	4,370,046
Capital Appreciation Fund	2,743,993	(771,419)	5,999	297	(96,270)	(52,826)	(52,411)	(222,996)	(418,207)	(1,189,626)	1,554,367
International Fund	3,687,149	(939,494)	12,660	637	(181,503)	(34,047)	(82,822)	50,467	(234,608)	(1,174,102)	2,513,047
Value Fund	83,459,581	(943,914)	7,761,986	(3,457)	(2,869,047)	(4,127,740)	(1,821,035)	(2,954,198)	(4,013,491)	(4,957,405)	78,502,176
Disciplined Core Value Fund	6,796,119	(1,016,301)	674,540	—	(243,890)	(256,432)	(149,938)	(222,284)	(198,004)	(1,214,305)	5,581,814
Inflation Protection Fund	10,982,251	(1,719,008)	1,345,701	(2,751)	(1,217,288)	(127,369)	(482,196)	(190,121)	(674,024)	(2,393,032)	8,589,219
Large Company Value Fund	581,814	(33,154)	17,007	—	(20,000)	(2,683)	(39,187)	946,185	901,322	868,168	1,449,982
Mid Cap Value Fund	40,422,702	(1,085,997)	4,119,002	—	(1,349,915)	(1,444,806)	(949,435)	(1,050,655)	(675,809)	(1,761,806)	38,660,896
Ultra Fund	8,190,316	(2,726,294)	943,283	—	(269,305)	(359,464)	(231,614)	251,365	334,265	(2,392,029)	5,798,287
MFS Variable Insurance Trust
Research Series	522,728	(98,271)	50,092	—	(6,745)	(27,833)	(20,471)	(74,044)	(79,001)	(177,272)	345,456
Growth Series	2,249,571	(697,435)	3,256	—	(44,555)	(43,792)	(31,660)	(171,922)	(288,673)	(986,108)	1,263,463
Investors Trust Series	629,438	(100,394)	452	—	(8,862)	(34,826)	(16,765)	(44,305)	(104,306)	(204,700)	424,738
New Discovery Series	8,911,462	(2,859,748)	682,434	—	(348,123)	(246,119)	(257,494)	586,389	417,087	(2,442,661)	6,468,801
Corporate Bond Portfolio	6,786,809	(1,161,748)	254,259	—	(281,957)	(105,708)	(249,613)	(600,439)	(983,458)	(2,145,206)	4,641,603
Emerging Markets Equity Portfolio	4,978,993	(1,088,946)	622,659	—	(56,439)	(146,018)	(53,244)	76,852	443,810	(645,136)	4,333,857
Technology Portfolio	10,190,011	(3,603,704)	768,188	—	(159,116)	(370,589)	(181,138)	(667,492)	(610,147)	(4,213,851)	5,976,160
Global Tactical Allocation Portfolio	1,431,242	(132,074)	22,508	—	(55,708)	(30,522)	(38,949)	(76,299)	(178,970)	(311,044)	1,120,198
International Intrinsic Value Portfolio	18,677,437	(4,555,425)	669,857	—	(745,551)	(672,487)	(298,001)	(180,387)	(1,226,569)	(5,781,994)	12,895,443
Utilities Series Portfolio	11,760,574	(57,716)	2,082,377	—	(500,149)	(246,277)	(392,573)	3,013,880	3,957,258	3,899,542	15,660,116
Blended Research Core Equity Portfolio	2,979,636	(640,287)	171,083	—	(40,511)	(24,608)	(41,313)	1,055,958	1,120,609	480,322	3,459,958
Global Real Estate Portfolio	570,615	(277,408)	432,667	—	(41,424)	(7,004)	(114,911)	310,869	580,197	302,789	873,404
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	2,048,656	(235,549)	9,533	—	(62,528)	(126,067)	(36,010)	(9,500)	(224,572)	(460,121)	1,588,535
Mid-Cap Stock Portfolio	2,037,574	(237,634)	1,549	195	(111,168)	41,043	(54,738)	(270,747)	(393,866)	(631,500)	1,406,074
Bond-Debenture Portfolio	31,636,001	(4,532,167)	3,600,622	—	(936,018)	(718,118)	(970,194)	(1,721,504)	(745,212)	(5,277,379)	26,358,622
Fundamental Equity Portfolio	2,490,443	(339,974)	223,889	—	(94,323)	(14,289)	(84,671)	(153,172)	(122,566)	(462,540)	2,027,903
Developing Growth Portfolio	7,369,944	(2,650,435)	50,128	—	(115,153)	(371,659)	(86,908)	(261,522)	(785,114)	(3,435,549)	3,934,395
Short Duration Income Portfolio	22,270,009	(1,277,317)	2,785,374	—	(1,858,950)	(2,107,699)	(615,188)	(1,239,821)	(3,036,284)	(4,313,601)	17,956,408
Alger Fund
LargeCap Growth Portfolio	6,353,515	(2,455,248)	15,068	(2,544)	(338,147)	(53,419)	(116,653)	201,437	(294,258)	(2,749,506)	3,604,009
MidCap Growth Portfolio	5,462,834	(2,013,074)	10,663	(3,348)	(202,695)	(39,301)	(98,774)	213,172	(120,283)	(2,133,357)	3,329,477
Capital Appreciation Portfolio	4,377,840	(1,531,183)	12,539	—	(159,454)	(49,959)	(61,584)	(493,116)	(751,574)	(2,282,757)	2,095,083
SmallCap Growth Portfolio	906,085	(349,448)	5,756	—	(18,196)	(6,616)	(8,716)	1,633	(26,139)	(375,587)	530,498
Capital Appreciation Portfolio Class S	53,315,224	(19,737,110)	2,144,572	—	(1,722,109)	(1,749,077)	(1,000,104)	640,383	(1,686,335)	(21,423,445)	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,630,609	(751,623)	164,311	—	(33,382)	(217,643)	(50,454)	(240,651)	(377,819)	(1,129,442)	2,501,167
S&P 500 Index Portfolio	2,415,998	(388,664)	4,591	—	(17,289)	(88,077)	(44,862)	(660,156)	(805,793)	(1,194,457)	1,221,541
SRI Balanced Portfolio	5,971,931	(1,015,323)	919,047	—	(235,312)	(64,001)	(213,188)	236,211	642,757	(372,566)	5,599,365
Invesco Variable Insurance Funds
Technology Fund	1,368,074	(515,466)	2,906	(2,096)	(35,978)	(36,655)	(38,156)	(152,411)	(262,390)	(777,856)	590,218
Diversified Dividend Fund	998,265	(40,361)	586,642	534	(213,862)	(18,896)	(29,192)	1,990,148	2,315,374	2,275,013	3,273,278
Health Care Fund	1,219,513	(172,329)	4,320	—	(30,848)	(19,709)	(26,489)	24,667	(48,059)	(220,388)	999,125
Global Real Estate Fund	132,519	(34,192)	3,008	—	—	—	(6,963)	(9,680)	(13,635)	(47,827)	84,692
International Equity Fund	197,995	(41,424)	4	—	—	(126)	(10,335)	33,661	23,204	(18,220)	179,775
Main Street Mid Cap Fund	256,318	(42,127)	7,762	—	(1,844)	(1,465)	(8,721)	(7,937)	(12,205)	(54,332)	201,986
Core Bond Fund	4,303,595	(475,314)	632,746	—	(270,467)	(2,037)	(38,282)	(4,150,241)	(3,828,281)	(4,303,595)	—
Discovery Mid Cap Growth Fund	7,275,896	(2,319,548)	859,396	—	(118,606)	(180,672)	(147,503)	(406,556)	6,059	(2,313,489)	4,962,407
Global Fund	7,192,700	(2,521,924)	1,294,634	—	(218,468)	(272,617)	(172,212)	459,877	1,091,214	(1,430,710)	5,761,990
Main Street Fund	10,955,312	(2,330,757)	947,544	—	(68,780)	(133,797)	(215,691)	(636,181)	(106,905)	(2,437,662)	8,517,650
Main Street Small Cap Fund	7,917,219	(1,439,495)	1,150,496	—	(186,889)	(154,078)	(164,331)	(59,567)	585,631	(853,864)	7,063,355
Balanced-Risk Allocation Fund	229,058	(58,691)	235,438	—	(34,128)	—	(19,854)	79,594	261,050	202,359	431,417
Core Plus Bond Fund	328,678	(288,577)	191,482	—	(42,181)	(19,162)	(68,764)	4,238,029	4,299,404	4,010,827	4,339,505
Equity and Income Fund	3,629,645	(401,143)	656,082	297	(345,147)	(64,353)	(127,670)	1,925,978	2,045,187	1,644,044	5,273,689
Small Cap Equity Fund	1,484,271	(401,016)	920,488	—	(75,902)	(1,434)	(70,880)	357,449	1,129,721	728,705	2,212,976
Equally Weighted S&P 500 Fund	1,497,330	(402,780)	2,465,150	—	(188,216)	(114,266)	(24,262)	691,477	2,829,883	2,427,103	3,924,433
Growth and Income Fund	561,551	(45,664)	76	—	(957)	(28)	(16,617)	(43,403)	(60,929)	(106,593)	454,958
American Value Fund	118,886	(7,266)	3,487	—	—	(7,865)	(16,330)	21,657	949	(6,317)	112,569
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	1,784,669	(240,221)	8,442	(1,781)	(48,237)	(19,985)	(49,686)	(65,920)	(177,167)	(417,388)	1,367,281
Small Cap Core Portfolio	2,934,365	(562,889)	2,456	(3,434)	(114,767)	(43,974)	(82,787)	(182,103)	(424,609)	(987,498)	1,946,867
Rydex Variable Trust
Nova Fund	1,293,247	(329,021)	975	—	(8,874)	(51,578)	(36,154)	(307,882)	(403,513)	(732,534)	560,713
NASDAQ-100 Fund	2,230,090	(574,781)	2,139	534	(5,994)	(44,829)	(30,639)	(817,819)	(896,608)	(1,471,389)	758,701
U.S. Government Money Market Fund	127,182	(1,433)	750	—	(226,916)	—	(43,596)	399,628	129,866	128,433	255,615
Inverse S&P 500 Strategy Fund	825,814	99,287	2,394	—	(4,724)	(1,385)	(323)	(824,274)	(828,312)	(729,025)	96,789
Inverse NASDAQ-100 Strategy Fund	18,377	21,099	2,431	—	(4,590)	—	(929)	7,759	4,671	25,770	44,147
Inverse Government Long Bond Strategy Fund	5,186	4,004	2,425	—	(138)	—	(98)	791	2,980	6,984	12,170
Government Long Bond 1.2x Strategy	154,236	(63,691)	—	—	—	—	(950)	334	(616)	(64,307)	89,929
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,793,871	(724,581)	79,828	—	(278,664)	(159,302)	(99,042)	(381,134)	(838,314)	(1,562,895)	3,230,976
S&P 500 Pure Growth Fund	5,017,447	(1,681,716)	678,559	—	(321,991)	(75,590)	(165,811)	1,697,050	1,812,217	130,501	5,147,948
S&P MidCap 400 Pure Growth Fund	1,675,612	(391,191)	58,542	—	(41,582)	(54,162)	(24,562)	(5,627)	(67,391)	(458,582)	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	981,206	(142,704)	5,199	—	(48,740)	(17,311)	(24,597)	(48,262)	(133,711)	(276,415)	704,791
Multi-Hedge Strategies Fund	1,560,693	(72,345)	14,472	—	(85,658)	(140,830)	(37,664)	155,855	(93,825)	(166,170)	1,394,523
Global Managed Futures Strategy Fund	276,221	(47,204)	552,205	—	(51,989)	(6,456)	(26,080)	605,947	1,073,627	1,026,423	1,302,644
Small Cap Value Fund	4,701,156	(229,635)	859,036	—	(239,144)	(179,408)	(163,788)	231,149	507,845	278,210	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	36,416	(5,449)	1	—	—	—	(2,612)	2,136	(475)	(5,924)	30,492
Asia 30	81,968	(20,628)	194	—	(1,816)	(433)	(1,987)	(3,894)	(7,936)	(28,564)	53,404
Banks	73,496	(7,520)	290	—	(15,284)	—	(1,323)	(25,317)	(41,634)	(49,154)	24,342
Materials	45,430	(5,252)	98	—	(1,016)	—	(2,188)	(259)	(3,365)	(8,617)	36,813
Bear	6,363	913	1	—	—	—	(27)	308	282	1,195	7,558
Biotechnology	286,221	(30,635)	247	—	(3,378)	—	(7,671)	(19,019)	(29,821)	(60,456)	225,765
Bull	681,633	(136,811)	369	—	(4,998)	(1,851)	(41,580)	(121,201)	(169,261)	(306,072)	375,561
Consumer Staples	183,489	(46,100)	439	—	(19,402)	(242)	(4,785)	15,481	(8,509)	(54,609)	128,880
Consumer Discretionary	143,440	(45,057)	160	—	—	(1,123)	(3,809)	(19,769)	(24,541)	(69,598)	73,842
Dow 30	84,542	(15,457)	—	—	—	—	(14,702)	86,403	71,701	56,244	140,786
Emerging Markets	43,271	(7,592)	1,720	—	(242)	(598)	(3,697)	(1,380)	(4,197)	(11,789)	31,482
Europe 30	41,130	(4,399)	6,249	—	—	—	(2,733)	(5,659)	(2,143)	(6,542)	34,588
Falling U.S. Dollar	24,053	(2,620)	—	—	—	—	(119)	1	(118)	(2,738)	21,315
Financials	32,504	(5,583)	48	—	(4,876)	—	(3,678)	(144)	(8,650)	(14,233)	18,271
Health Care	186,097	(16,929)	389	—	(9,945)	(11,886)	(26,852)	173,492	125,198	108,269	294,366
Industrials	107,192	(18,842)	—	—	(1,008)	(1,065)	(3,133)	(16,734)	(21,940)	(40,782)	66,410
International	43,566	(7,890)	—	—	(2,018)	(151)	(1,656)	(4)	(3,829)	(11,719)	31,847
Internet	371,127	(175,563)	437	—	(4,113)	(6,433)	(6,495)	10,809	(5,795)	(181,358)	189,769
Japan	46,278	(5,202)	3,585	—	—	—	(741)	(6,883)	(4,039)	(9,241)	37,037
Large-Cap Growth	1,399,490	(358,363)	1,121	—	(34,398)	(6,456)	(28,371)	(351,172)	(419,276)	(777,639)	621,851
Large-Cap Value	432,135	(47,177)	329	—	(4,264)	(6,768)	(38,380)	195,436	146,353	99,176	531,311
Mid-Cap	132,550	(22,346)	1	—	(2,417)	—	(3,945)	(213)	(6,574)	(28,920)	103,630
Mid-Cap Growth	347,684	(76,350)	173	—	(8,757)	—	(7,723)	14,303	(2,004)	(78,354)	269,330
Mid-Cap Value	110,789	(12,355)	996	—	(2,121)	—	(7,748)	16,643	7,770	(4,585)	106,204
Government Money Market	2,299,091	(48,588)	7,634	—	(305,222)	(9,952)	(276,542)	1,440,891	856,809	808,221	3,107,312
Energy	246,480	107,659	106	—	(14,381)	(6,065)	(17,764)	(86,332)	(124,436)	(16,777)	229,703
NASDAQ-100	565,844	(155,604)	10	—	(31,387)	—	(22,460)	(138,913)	(192,750)	(348,354)	217,490
Pharmaceuticals	68,568	(5,244)	441	—	(3,534)	—	(728)	(3,951)	(7,772)	(13,016)	55,552
Precious Metals	370,892	(64,112)	24	—	(810)	(3,308)	(17,588)	(4,254)	(25,936)	(90,048)	280,844
Real Estate	161,457	(33,328)	7	—	(12,163)	—	(5,336)	(52,846)	(70,338)	(103,666)	57,791
Rising Rates Opportunity	12,488	6,314	1	—	—	—	(1,377)	1	(1,375)	4,939	17,427
Semiconductor	195,084	(74,867)	—	—	—	(1,620)	(7,854)	(2,177)	(11,651)	(86,518)	108,566
Short Dow 30	1,587	54	1	—	—	—	—	(4)	(3)	51	1,638
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,154	497	1	—	—	—	(29)	(3)	(31)	466	5,620
Short Mid-Cap	1,398	96	—	—	—	—	—	—	—	96	1,494
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Short Small-Cap	1,865	269	1	—	—	—	(30)	—	(29)	240	2,105
Small-Cap	198,511	(46,772)	10,561	—	(3,894)	—	(8,562)	(8,443)	(10,338)	(57,110)	141,401
Small-Cap Growth	206,794	(46,919)	—	—	—	—	(6,613)	(18,209)	(24,822)	(71,741)	135,053
Small-Cap Value	113,262	(16,441)	197	—	(2,117)	—	(7,853)	100	(9,673)	(26,114)	87,148
Technology	426,262	(144,891)	5,110	—	(15,308)	(1,524)	(20,428)	(30,432)	(62,582)	(207,473)	218,789
Communication Services	4,192	(904)	—	—	—	—	(833)	—	(833)	(1,737)	2,455
U.S. Government Plus	344,411	(106,786)	1	—	—	(279)	(19,550)	(155,877)	(175,705)	(282,491)	61,920
UltraBull	1,300,929	(470,045)	485	—	(18,552)	(1,374)	(28,436)	(190,114)	(237,991)	(708,036)	592,893
UltraMid-Cap	753,391	(217,338)	462	—	—	—	(20,785)	(210,970)	(231,293)	(448,631)	304,760
UltraNASDAQ-100	1,423,356	(702,224)	2,346	—	—	(1,622)	(38,421)	(381,837)	(419,534)	(1,121,758)	301,598
UltraShort Dow 30	517	(27)	—	—	—	(144)	—	—	(144)	(171)	346
UltraShort NASDAQ-100	475	118	—	—	—	(285)	—	(2)	(287)	(169)	306
UltraSmall-Cap	384,718	(129,745)	484	—	(10,589)	(682)	(11,084)	(146,718)	(168,589)	(298,334)	86,384
Utilities	85,218	(17,341)	3	—	(6,849)	(7,075)	(28,146)	172,100	130,033	112,692	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	5,998,442	287,626	778,656	(2,972)	(221,763)	(42,236)	(180,169)	1,087,412	1,418,928	1,706,554	7,704,996
Emerging Markets Fund	1,276,537	(335,537)	12,189	1,244	(116,181)	—	(14,646)	(16,185)	(133,579)	(469,116)	807,421
Emerging Markets Bond Fund	400,505	(38,514)	566	—	(11,867)	(14,409)	(9,366)	14,935	(20,141)	(58,655)	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	14,336,384	(5,322,058)	1,344,436	—	(424,490)	(711,999)	(239,509)	(209,480)	(241,042)	(5,563,100)	8,773,284
Overseas Portfolio	1,196,911	(123,421)	63,479	—	(80,779)	(958)	(19,346)	52,082	14,478	(108,943)	1,087,968
Research Portfolio	283,269	(88,246)	25,070	—	(5,553)	(51,205)	(5,230)	(8,869)	(45,787)	(134,033)	149,236
Enterprise Services Portfolio	39,241,724	(6,799,552)	3,099,426	—	(545,517)	(1,381,147)	(901,835)	(1,051,519)	(780,592)	(7,580,144)	31,661,580
Global Research Portfolio	1,659,012	(359,829)	78,393	—	(8,830)	(80,598)	(19,606)	201,350	170,709	(189,120)	1,469,892
Mid Cap Value Portfolio	4,304,237	(280,805)	831,355	—	(149,425)	(68,008)	(138,915)	(231,694)	243,313	(37,492)	4,266,745
Balanced Portfolio	89,831,295	(16,632,296)	10,461,786	—	(2,571,911)	(1,924,732)	(3,412,006)	1,030,126	3,583,263	(13,049,033)	76,782,262
Flexible Bond Portfolio	11,002,406	(1,535,641)	197,530	—	(265,562)	(627,681)	(258,792)	(1,065,542)	(2,020,047)	(3,555,688)	7,446,718
PIMCO Variable Insurance Trust
Total Return Portfolio	43,643,688	(6,595,223)	1,597,586	(7,083)	(1,350,009)	(2,273,037)	(1,246,285)	(2,862,371)	(6,141,199)	(12,736,422)	30,907,266
Low Duration Portfolio	37,157,037	(2,524,229)	3,398,295	—	(1,612,887)	(2,178,756)	(1,215,041)	(2,987,549)	(4,595,938)	(7,120,167)	30,036,870
High Yield Portfolio	10,193,934	(1,285,289)	1,132,347	(1,138)	(707,002)	(281,302)	(285,020)	(134,316)	(276,431)	(1,561,720)	8,632,214
Real Return Portfolio	28,158,458	(3,820,239)	3,430,930	—	(1,030,885)	(1,729,525)	(845,610)	(632,140)	(807,230)	(4,627,469)	23,530,989
All Asset Portfolio	3,850,527	(512,191)	762,363	—	(37,298)	(727,209)	(132,739)	(237,950)	(372,833)	(885,024)	2,965,503
Global Managed Asset Allocation Portfolio	1,209,638	(229,951)	8,565	—	(26,371)	(16,335)	(18,632)	(36,254)	(89,027)	(318,978)	890,660
Short-Term Portfolio	44,386,005	(708,537)	7,986,758	—	(2,671,777)	(2,937,879)	(2,226,805)	12,833,906	12,984,203	12,275,666	56,661,671
Emerging Markets Bond Portfolio	2,058,796	(361,347)	162,304	—	(88,324)	(47,388)	(54,018)	(14,743)	(42,169)	(403,516)	1,655,280
Global Bond Opportunities Portfolio	104,951	(11,565)	—	—	—	(5,789)	(1,529)	20,380	13,062	1,497	106,448
Commodity Real Return Strategy Portfolio	6,614,547	252,385	1,551,312	—	(588,562)	(387,699)	(278,758)	654,179	950,472	1,202,857	7,817,404
International Bond (USD-Hedged) Portfolio	2,801,341	(321,238)	225,380	—	(64,731)	(28,317)	(61,007)	(45,787)	25,538	(295,700)	2,505,641
Dynamic Bond Adv Portfolio	2,577,240	(183,361)	47,067	—	(55,601)	(59,930)	(45,922)	(184,920)	(299,306)	(482,667)	2,094,573
Income Advisor Portfolio	35,772,908	(3,314,422)	1,895,675	—	(891,827)	(348,426)	(1,821,610)	(72,102)	(1,238,290)	(4,552,712)	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,906,749	(351,351)	5,724	661	(24,133)	(219)	(53,202)	(215,170)	(286,339)	(637,690)	1,269,059
Large Cap Value Fund	648,703	(64,636)	12,042	—	(43,294)	(50,274)	(19,391)	70,877	(30,040)	(94,676)	554,027
Mid Cap Value Fund	4,110,887	(443,408)	13,395	(6,259)	(192,611)	(56,028)	(91,308)	(223,959)	(556,770)	(1,000,178)	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,067,354	(297,743)	1,337	—	(8,817)	(49,781)	(32,846)	(143,297)	(233,404)	(531,147)	536,207
AMT Mid Cap Intrinsic Value Portfolio	526,999	(57,960)	3,182	—	(14,971)	—	(24,504)	(127,052)	(163,345)	(221,305)	305,694
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	619,698	(95,018)	484	—	(19,881)	—	(22,474)	(174,931)	(216,802)	(311,820)	307,878
Sustainable U.S. Equity Portfolio	18,105	(4,492)	437	—	—	—	—	—	437	(4,055)	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	32,468	(7,055)	2,749	—	(3,257)	—	(1,370)	(2,302)	(4,180)	(11,235)	21,233
Emerging Markets Equity Portfolio	177,988	(46,373)	143	—	(1,657)	(88)	(7,146)	(7,753)	(16,501)	(62,874)	115,114
Discovery Portfolio	101,040	(64,138)	—	—	—	—	(3,139)	2,338	(801)	(64,939)	36,101
U.S. Real Estate Portfolio	73,352	(20,997)	3,474	—	(746)	(20)	(3,287)	(3,249)	(3,828)	(24,825)	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	834,562	(93,950)	4,000	—	(5,392)	—	(7,474)	(20,924)	(29,790)	(123,740)	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,355,731	(656,971)	40,915	—	(22,096)	(165,073)	(124,295)	(3,388)	(273,937)	(930,908)	2,424,823
Small Cap Growth Portfolio	22,574	(9,059)	—	—	—	—	(44)	5,294	5,250	(3,809)	18,765
Discovery Value Portfolio	6,375,347	(1,168,063)	1,528,249	—	(461,236)	(316,619)	(211,887)	396,673	935,180	(232,883)	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,425,421	(244,265)	307,466	—	(55,410)	(221,351)	(84,751)	763,330	709,284	465,019	3,890,440
Capital Appreciation Fund	1,294,158	(471,136)	750	—	(9,494)	(422,869)	(6,843)	15,640	(422,816)	(893,952)	400,206
Equity Dividend Fund	28,620,603	(1,557,621)	2,624,201	—	(1,242,745)	(662,865)	(990,613)	248,432	(23,590)	(1,581,211)	27,039,392
Global Allocation Fund	16,846,204	(2,832,715)	602,827	—	(925,237)	(915,745)	(420,062)	(183,717)	(1,841,934)	(4,674,649)	12,171,555
Advantage Large Cap Core Fund	556,640	(122,248)	64,620	—	(67,833)	(3,048)	(35,316)	12,235	(29,342)	(151,590)	405,050
Large Cap Focus Growth Fund	15,478,943	(5,979,373)	1,041,862	—	(557,183)	(213,323)	(324,422)	(920,265)	(973,331)	(6,952,704)	8,526,239
60/40 Target Allocation ETF Fund	8,810,834	(1,448,565)	1,962,359	—	(348,299)	(687,793)	(191,190)	(501,281)	233,796	(1,214,769)	7,596,065
Total Return Fund	1,808,464	(273,951)	—	—	(15,773)	—	(43,842)	(17,395)	(77,010)	(350,961)	1,457,503
S&P 500 Fund	2,007,678	(381,310)	—	—	(24,101)	—	(48,026)	(18,431)	(90,558)	(471,868)	1,535,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,709,215	(1,619,571)	1,617,024	—	(240,825)	(134,072)	(210,178)	(84,218)	947,731	(671,840)	7,037,375
Dividend Opportunity Portfolio	6,115,703	(99,578)	2,183,377	—	(300,262)	(207,261)	(339,689)	2,550,712	3,886,877	3,787,299	9,903,002
Emerging Markets Bond Portfolio	5,819,091	(984,381)	62,127	—	(225,876)	(341,460)	(145,834)	35,641	(615,402)	(1,599,783)	4,219,308
High Yield Portfolio	6,309,076	(676,736)	353,081	—	(245,393)	(315,852)	(134,951)	(853,477)	(1,196,592)	(1,873,328)	4,435,748
Select Large-Cap Value Portfolio	4,356,661	(246,677)	1,968,495	—	(63,946)	(143,803)	(272,877)	1,357,072	2,844,941	2,598,264	6,954,925
Seligman Global Tech Portfolio	12,396,518	(4,281,378)	1,622,853	—	(238,485)	(136,708)	(446,676)	122,857	923,841	(3,357,537)	9,038,981
US Government Mortgage Portfolio	2,353,868	(263,845)	276,202	—	(291,350)	—	(18,035)	(1,115,217)	(1,148,400)	(1,412,245)	941,623
Strategic Income Portfolio	1,453,203	(258,983)	275,231	—	(132,641)	(42,423)	(35,036)	53,917	119,048	(139,935)	1,313,268
Emerging Markets Portfolio	312,265	(104,407)	2,786	—	—	—	(869)	37,564	39,481	(64,926)	247,339
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	49,438,343	(9,831,197)	7,155,472	—	(1,338,879)	(4,094,843)	(916,750)	(1,196,755)	(391,755)	(10,222,952)	39,215,391
Small Cap Index Portfolio	8,842,916	(2,010,791)	1,071,458	—	(358,212)	(467,192)	(222,008)	259,090	283,136	(1,727,655)	7,115,261
Alternative Asset Allocation Portfolio	1,208,102	(120,942)	213,340	—	(15,184)	(102,338)	(32,171)	(12,327)	51,320	(69,622)	1,138,480
Global Small Cap Portfolio	306,984	(74,814)	—	—	(18,700)	(15,949)	(9,578)	10,324	(33,903)	(108,717)	198,267
Small Mid Cap Value Portfolio	5,547,055	(903,593)	90,582	—	(141,131)	(207,236)	(112,527)	(383,936)	(754,248)	(1,657,841)	3,889,214
CROCI US Portfolio	190,740	(31,079)	—	—	—	—	(3,837)	(4,340)	(8,177)	(39,256)	151,484
High Income Portfolio	164,326	(24,476)	84,192	—	(73,371)	—	(450)	183,419	193,790	169,314	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,913,170	(1,008,139)	4,504,006	—	(995,998)	(803,201)	(966,942)	(1,546,262)	191,603	(816,536)	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	199,819	(22,174)	—	—	—	(39,669)	(5,625)	(10,536)	(55,830)	(78,004)	121,815
International Portfolio	1,247,847	(237,223)	5,894	—	(32,556)	(77,903)	(4,530)	91,533	(17,562)	(254,785)	993,062
Opportunity Portfolio	10,880,222	(1,578,238)	265,484	—	(497,343)	(364,745)	(224,411)	(393,358)	(1,214,373)	(2,792,611)	8,087,611
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,040,536	(500,239)	59,956	—	(420,868)	(288,009)	(156,591)	(208,630)	(1,014,142)	(1,514,381)	4,526,155
Income Fund	24,827,136	(1,845,726)	4,868,312	—	(785,911)	(964,495)	(1,261,291)	232,478	2,089,093	243,367	25,070,503
Global Bond Fund	29,687,890	(1,810,376)	1,923,640	—	(1,220,507)	(1,576,416)	(851,303)	(1,448,404)	(3,172,990)	(4,983,366)	24,704,524
Foreign Fund	38,678,960	(3,345,163)	3,615,579	—	(1,258,152)	(1,919,572)	(888,705)	(394,784)	(845,634)	(4,190,797)	34,488,163
Developing Markets Fund	2,940,940	(695,458)	219,474	—	(95,703)	(86,443)	(65,935)	205,145	176,538	(518,920)	2,422,020
Mutual Global Discovery Fund	6,183,879	(353,176)	31,098	—	(189,073)	(255,655)	(163,347)	(596,474)	(1,173,451)	(1,526,627)	4,657,252
Rising Dividends Fund	29,314,921	(3,427,675)	2,439,376	—	(784,273)	(1,037,334)	(520,100)	(89,787)	7,882	(3,419,793)	25,895,128
DynaTech 2 Fund	1,285,808	(923,558)	1,428,118	—	(40,146)	(102,143)	(42,903)	375,234	1,618,160	694,602	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	415,063	(55,989)	—	—	(11,551)	—	(6,528)	(340,995)	(359,074)	(415,063)	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,426,651	(538,458)	21,686	—	(101,448)	(93,109)	(98,945)	(85,465)	(357,281)	(895,739)	2,530,912
Balanced Portfolio	7,902,075	(1,326,681)	75,747	—	(95,406)	(299,657)	(167,169)	(184,305)	(670,790)	(1,997,471)	5,904,604
Global Equity Portfolio	1,176,882	(137,038)	1,073	—	(7,290)	(109,334)	(29,532)	7,605	(137,478)	(274,516)	902,366
Energy Portfolio	1,689,275	784,784	38,734	—	(62,323)	(13,629)	(71,664)	(672,772)	(781,654)	3,130	1,692,405
Global Bond Portfolio	526,885	(31,797)	16,587	—	(3,081)	—	(9,003)	(499,591)	(495,088)	(526,885)	—
Natural Resources Portfolio	792,523	121,632	1,341	—	(25,965)	(1,375)	(26,652)	(218,118)	(270,769)	(149,137)	643,386
Growth Portfolio	4,862,843	(1,238,189)	32,328	—	(200,070)	(409,936)	(90,169)	(117,596)	(785,443)	(2,023,632)	2,839,211
High Income Portfolio	12,207,324	(1,431,230)	196,244	—	(409,128)	(676,294)	(313,806)	(382,102)	(1,585,086)	(3,016,316)	9,191,008
International Core Equity Portfolio	8,091,297	(1,240,670)	193,506	—	(345,139)	(347,855)	(104,545)	(267,001)	(871,034)	(2,111,704)	5,979,593
Global Growth Portfolio	987,361	(179,792)	3,354	—	(32,261)	(59,693)	(17,770)	(25,424)	(131,794)	(311,586)	675,775
Mid Cap Growth Portfolio	15,115,909	(4,609,583)	292,388	—	(286,341)	(670,913)	(232,177)	(770,657)	(1,667,700)	(6,277,283)	8,838,626
Science and Technology Portfolio	18,479,733	(5,953,220)	468,670	—	(661,437)	(231,249)	(358,254)	(94,288)	(876,558)	(6,829,778)	11,649,955
Small Cap Growth Portfolio	6,230,393	(1,609,286)	57,999	—	(97,964)	(397,798)	(128,786)	(222,261)	(788,810)	(2,398,096)	3,832,297
SMID Cap Core Portfolio	12,726,961	(1,995,161)	188,145	—	(311,237)	(504,420)	(232,350)	(411,823)	(1,271,685)	(3,266,846)	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	1,033,501	(173,969)	181,876	—	(6,528)	(62,735)	(23,337)	30,149	119,425	(54,544)	978,957
Global Dynamic Multi Asset Portfolio	1,466,656	(271,239)	32,144	—	(15,971)	(102,439)	(22,372)	(41,757)	(150,395)	(421,634)	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,172,825	(320,381)	359,766	—	(64,109)	(2,575)	(130,510)	(189,315)	(26,743)	(347,124)	1,825,701
ClearBridge Variable Mid Cap Portfolio	15,388,407	(4,464,471)	2,423,476	—	(405,396)	(604,601)	(347,116)	1,364,100	2,430,463	(2,034,008)	13,354,399
ClearBridge Variable Dividend Strategy Portfolio	44,503,516	(4,307,697)	1,855,389	—	(1,006,270)	(668,437)	(1,910,533)	(809,534)	(2,539,385)	(6,847,082)	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	6,932,627	(2,282,299)	1,371,815	—	(184,496)	(417,047)	(153,115)	811,154	1,428,311	(853,988)	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	1,005,438	(274,612)	—	—	(30,002)	—	(16,612)	9,849	(36,765)	(311,377)	694,061
Western Asset Variable Core Bond Plus Portfolio	87,623,863	(16,259,789)	9,870,383	—	(2,387,307)	(4,348,998)	(2,330,968)	(2,961,644)	(2,158,534)	(18,418,323)	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	27,674,651	(9,492,831)	3,359,442	—	(407,379)	(1,197,877)	(557,896)	1,105,102	2,301,392	(7,191,439)	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	1,042,537	(307,983)	182,001	—	(94,155)	(74,518)	(86,102)	707,958	635,184	327,201	1,369,738
Bond Portfolio	56,314,245	(8,717,706)	5,527,277	—	(1,643,994)	(3,221,628)	(1,433,016)	(1,291,541)	(2,062,902)	(10,780,608)	45,533,637
Strategic Income Portfolio	14,710,111	(2,009,845)	643,772	—	(429,052)	559,777	(386,018)	(1,172,940)	(784,461)	(2,794,306)	11,915,805
Equity Income Portfolio	14,747,291	(1,336,235)	841,286	—	(650,793)	(320,055)	(358,906)	(1,029,215)	(1,517,683)	(2,853,918)	11,893,373
High Yield Portfolio	985,864	(117,062)	435	—	(50,655)	(97,859)	(12,494)	(70,617)	(231,190)	(348,252)	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	547,410	(147,818)	8	—	—	—	(6,083)	7,153	1,078	(146,740)	400,670
Natural Resources Portfolio	529,150	124,103	2,525	—	(61,411)	—	(63,145)	450,654	328,623	452,726	981,876
Mid-Cap Growth Portfolio	211,525	(60,737)	—	—	(34,241)	—	(1,806)	8,059	(27,988)	(88,725)	122,800
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Royce Capital Fund
Micro-Cap Portfolio	363,453	(86,478)	10,384	—	(2,293)	—	(499)	21,225	28,817	(57,661)	305,792
Small Cap Portfolio	8,417,375	(906,649)	623,093	—	(515,948)	(219,176)	(186,685)	(222,536)	(521,252)	(1,427,901)	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	2,270,421	382,452	1,619,514	—	(448,292)	(200,680)	(282,624)	2,039,744	2,727,662	3,110,114	5,380,535
Global Opportunity Portfolio	2,187,991	(674,031)	153,141	—	(25,571)	(69,317)	(58,038)	(4,246)	(4,031)	(678,062)	1,509,929
American Funds IS
Asset Allocation Fund	119,153,303	(17,533,075)	9,235,012	—	(1,954,447)	(5,783,195)	(3,649,027)	(2,759,972)	(4,911,629)	(22,444,704)	96,708,599
Washington Mutual Investors Fund	49,652,767	(5,038,507)	6,543,696	—	(621,574)	(1,789,462)	(1,211,080)	(359,678)	2,561,902	(2,476,605)	47,176,162
Ultra-Short Bond Fund	19,802,623	(73,402)	9,430,000	—	(2,737,216)	(859,948)	(1,380,279)	4,017,596	8,470,153	8,396,751	28,199,374
Capital Income Builder Fund	19,785,719	(1,794,863)	2,806,410	—	(729,338)	(919,195)	(454,625)	(207,584)	495,668	(1,299,195)	18,486,524
Global Growth Fund	30,392,788	(7,999,743)	3,564,531	—	(1,704,102)	(308,853)	(561,274)	(591,699)	398,603	(7,601,140)	22,791,648
Capital World Growth and Income Fund	19,850,007	(3,728,614)	2,377,364	—	(579,041)	(545,459)	(419,757)	189,152	1,022,259	(2,706,355)	17,143,652
Global Small Capitalization Fund	8,014,793	(2,516,447)	631,076	—	(126,412)	(403,451)	(104,858)	215,905	212,260	(2,304,187)	5,710,606
Growth Fund	64,985,480	(21,006,836)	9,203,181	—	(2,121,666)	(1,635,586)	(1,227,533)	1,522,734	5,741,130	(15,265,706)	49,719,774
Growth-Income Fund	65,545,627	(12,130,461)	9,658,676	—	(1,020,208)	(3,591,087)	(1,160,261)	(1,057,485)	2,829,635	(9,300,826)	56,244,801
International Fund	11,409,124	(2,643,014)	1,357,026	—	(72,063)	(410,442)	(161,553)	74,259	787,227	(1,855,787)	9,553,337
International Growth and Income Fund	9,234,676	(1,571,717)	988,560	—	(360,955)	(332,640)	(245,962)	108,101	157,104	(1,414,613)	7,820,063
New World Fund	40,593,240	(9,608,682)	3,360,232	—	(1,196,937)	(1,612,999)	(709,015)	1,495,119	1,336,400	(8,272,282)	32,320,958
U.S. Government Securities Fund	32,366,325	(3,406,847)	5,494,009	—	(1,165,590)	(389,155)	(934,383)	(9,495,661)	(6,490,780)	(9,897,627)	22,468,698
Invesco Oppenheimer
International Growth Fund	23,648,637	(6,872,834)	3,345,565	—	(497,872)	(908,447)	(401,698)	1,355,725	2,893,273	(3,979,561)	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	72,818,683	(28,990,155)	7,094,213	—	(1,682,020)	(1,990,367)	(1,414,547)	1,320,750	3,328,029	(25,662,126)	47,156,557
Health Sciences Portfolio	31,918,351	(4,454,807)	3,079,585	—	(1,025,202)	(790,592)	(773,490)	1,241,975	1,732,276	(2,722,531)	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,193,107	(522,151)	643,723	—	(259,246)	(41,835)	(61,368)	(256,297)	24,977	(497,174)	2,695,933
Fundamental All Cap Core Portfolio	526,161	(132,942)	705	—	—	—	(3,108)	(211,872)	(214,275)	(347,217)	178,944
Select Bond Portfolio	408,926	(58,444)	960	—	—	(30,067)	(19,506)	(4,453)	(53,066)	(111,510)	297,416
Strategic Income Opportunities Portfolio	856,163	(90,741)	152,427	—	(192,275)	(42,242)	(13,177)	(40,399)	(135,666)	(226,407)	629,756
Federated Hermes
High Income Bond Portfolio	1,169,323	(213,725)	199,865	—	(40,744)	(9,040)	(51,953)	480,141	578,269	364,544	1,533,867
Kaufmann Portfolio	5,839,773	(1,951,472)	943,890	—	(86,793)	(230,285)	(127,361)	634,982	1,134,433	(817,039)	5,022,734
Managed Volatility Portfolio	463,399	(67,692)	41,731	—	—	(459)	(588)	(60,827)	(20,143)	(87,835)	375,564
Principal Variable Contracts
Blue Chip Fund	82,878	(153,749)	338,686	—	—	—	(1,291)	108,449	445,844	292,095	374,973
Equity Income Fund	135,176	(37,035)	245,871	—	—	—	(30,058)	(17,739)	198,074	161,039	296,215
Diversified Balance Fund	315,354	(69,063)	164,357	—	—	—	(3,574)	146,351	307,134	238,071	553,425
Diversified Growth Fund	265,780	(42,941)	—	—	—	—	(2,094)	(22,091)	(24,185)	(67,126)	198,654
Diversified Income Fund	780,251	(74,832)	29,475	—	—	—	—	(680,761)	(651,286)	(726,118)	54,133
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The Separate Account follows the accounting and reporting guidance in FASB Accounting Standards Codification 946. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products,each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), Lincoln Financial Variable Insurance Portfolios (“LFVIP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) the Federated Hermes (“FED H”) and the Principal Variable Contracts ("PRIN"), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years.
Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.
Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.
Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.
Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.
Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.
Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.
Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective October 1, 2019, the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.
Effective October 4, 2019, all FILS Funds were transitioned into the DEL.
Effective October 4, 2019, the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.
Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4
Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Internet Portfolio	3:1
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021, the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021, the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.
Effective August 7, 2021, the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021, the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021, the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Portfolio was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022, the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Effective January 24, 2023, the ALPS Red Rocks Global Opportunity Portfolio was renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023, one PF fund had a reverse share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraShort NASDAQ-100 Portfolio	1:5

Effective March 17, 2023, the PF Oil & Gas Fund was renamed the PF Energy Fund, the PF Basic Materials Fund was renamed the PF Materials Fund, the PF Consumer Goods Fund was renamed the PF Consumer Staples Fund, the PF Consumer Services Fund was renamed the PF Consumer Discretionary Fund and the PF Telecommunications Fund was renamed the PF Communication Services Fund.

Effective May 1, 2023, the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio ("JP") were adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP") and the ABVPS Small/Mid Cap Value Portfolio was renamed the ABVPS Discovery Value Portfolio.

Effective October 31, 2023, the DEL IVY VIP Global Value Equity Portfolio was renamed the DEL IVY VIP Global Equity Portfolio.

Effective November 1, 2023, the AFIS Global Balanced Fund, the AFIS The Bond Fd of America Fund, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Portfolio, the FTVIP Global Real Estate Fund, the FTVIP VolSmart Allocation Fund, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio were introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Effective November 13, 2023, the AFIS Asset Allocation Fund, CAM SRI Balanced Portfolio, VIPF Growth Opportunities Portfolio, the VIPF Mid Cap Portfolio, the LAC Bond-Debenture Portfolio, the LAC Short Duration Income Portfolio, the PIMCO Real Return Portfolio, the PIMCO Short-Term Portfolio, and the PRIN Equity Income Fund were closed to new investors.

Effective December 11, 2023, the PRUDENTIAL PGIM Jennison Blend Portfolio was introduced and the PRUDENTIAL PGIM Jennison Focused Blend Portfolio was merged into this newly added fund in a soft-closed position.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Generally accepted accounting principles ("GAAP") define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.
The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2023, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,253,362,747	$—	$—	$2,253,362,747
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.
The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2023.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company.
Subsequent Events
The Separate Account has evaluated subsequent events through April 17, 2024, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective April 26, 2024, the American Century Variable Portfolios, Inc. (“ACVP”) will be reorganized into the Lincoln Variable Insurance Portfolio American Century Funds ("LVIP ACVP") and the DEL Global Equity Portfolio will merge into the DEL IVY VIP Global Growth Portfolio.
Effective April 30, 2024, the DEUT VIP High Income Portfolio will be hard closed. A subsequent liquidation of the 2DEUT VIP will occur on June 17, 2024. Any remaining assets will be moved to the VIPF Government Money Market Portfolio.
Effective May 1, 2024, the CAM S&P 500 Index Portfolio will be renamed the Calvert Variable Trust, Inc. ("CVT") S&P 500 Index Portfolio and the LMVET ClearBridge Variable Aggressive Growth Portfolio will be renamed the LMVET ClearBridge Variable Growth Portfolio.
Effective May 1, 2024, the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”) and the Delaware Variable Insurance Portfolios ("DEL") will be renamed the Macquarie Variable Insurance Portfolios ("MVIP").
Events Subsequent to Original Issuance of Financial Statements (Unaudited)
In connection with the reissuance of the financial statements, the Company has evaluated subsequent events through January 13, 2025, the date the financial statements were available to be reissued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective August 1, 2024, the JANUS Flexible Bond Portfolio, LAC Fundamental Equity Portfolio, PIONEER VCT Equity Income Portfolio, CVP Emerging Markets Portfolio, ALPS Global Opportunity Portfolio, and FED H Kaufmann were closed to new investors and the VIPF Value Strategies Portfolio was reopened to new investors.
Effective August 1, 2024, the GVIF Small Cap Value Portfolio was closed to new investors followed by a hard closure effective on October 24, 2024. The portfolio was then reorganized on October 25, 2024 into the new fund company New Age Alpha ("NAA") Small Cap Value Portfolio and remains closed to new investors.

Effective August 12, 2024, the GVIF Long Short Equity Fund was closed and on August 16, 2024, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Guggenheim Variable Insurance Funds. All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 16, 2024 were moved to the VIPF Government Money Market Portfolio.
Effective October 11, 2024, one PF fund had a forward share split as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
PF Semiconductor	4:1

Effective December 4, 2024, the MSVIF U.S. Real Estate Fund was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Morgan Stanley Variable Institutional Funds. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 6, 2024 were transferred to the PF Government Money Market.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
Restatement of previously issued Midland National Life Separate Account C financial statements

Subsequent to the issuance of the financial statements for the year ended December 31, 2023, management identified material errors in the accounting between transactions types reported on the Statement of Changes in Net Assets. The errors impacted the classification of transactions within the Statement of Changes in Net Assets, but did not impact Net Assets Beginning of Year, Net Assets End of Year, Net Increase (Decrease) in Net Assets from Capital Share Transactions or Total Increase (Decrease) in Net Assets. As a result, the Statement of Changes in Net Assets in the accompanying financial statements have been restated from amounts previously reported to correct these material errors. There was no impact to the Statement of Net Assets, no impact to the Statement of Operations and no impact to the Notes to the Financial Statements. The following table shows the amounts as originally reported, the adjustments and the amounts as restated. The table shows only the Funds that were impacted by the errors described above.

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$35,021	$952	$(475,677)	$(455,118)	$(552,651)	$(99,289)	$265,301	$(598)	$2,950	$—	$(12,170)	$(255,483)	$300,322	$354	$(472,727)	$(455,118)	$(564,821)	$(354,772)
High Income Portfolio	38,301	140	(241,751)	(133,834)	(116,805)	(166,815)	60,514	(262)	(66,771)	(25,342)	(6,698)	38,559	98,815	(122)	(308,522)	(159,176)	(123,503)	(128,256)
Equity-Income Portfolio	26,894	933	(403,101)	(73,744)	(153,082)	(356,102)	12,611	—	1,084	—	(9,504)	(4,191)	39,505	933	(402,017)	(73,744)	(162,586)	(360,293)
Growth Portfolio	34,107	—	(706,214)	(106,263)	(252,635)	170,337	2,333	—	4,722	—	(5,040)	(2,015)	36,440	—	(701,492)	(106,263)	(257,675)	168,322
Overseas Portfolio	66,364	1,409	(342,496)	(118,448)	(98,596)	176,373	(26,520)	—	4,385	—	(21,047)	43,182	39,844	1,409	(338,111)	(118,448)	(119,643)	219,555
Mid Cap Portfolio	646,848	269	(574,890)	(608,760)	(377,964)	(42,365)	179,302	—	7,003	(20,161)	(74,964)	(91,180)	826,150	269	(567,887)	(628,921)	(452,928)	(133,545)
Asset Manager Portfolio	946	—	(137,064)	(2,273)	(8,203)	(5,522)	(175)	—	14	—	(14)	175	771	—	(137,050)	(2,273)	(8,217)	(5,347)
Investment Grade Bond Portfolio	270,927	1,029	(697,582)	(270,830)	355,519	2,093,508	213,870	—	4,612	—	(541,970)	323,488	484,797	1,029	(692,970)	(270,830)	(186,451)	2,416,996
Index 500 Portfolio	32,942	2,172	(1,209,553)	(402,906)	(497,123)	(366,095)	51,675	(922)	14,780	—	(68,882)	3,349	84,617	1,250	(1,194,773)	(402,906)	(566,005)	(362,746)
Contrafund Portfolio	1,517,615	—	(1,701,878)	(1,386,730)	(968,348)	(909,947)	356,343	—	(40,107)	(29,065)	(191,846)	(95,325)	1,873,958	—	(1,741,985)	(1,415,795)	(1,160,194)	(1,005,272)
Asset Manager: Growth Portfolio	25,427	—	(29,777)	(2,222)	(11,079)	(197)	490	—	824	—	(823)	(491)	25,917	—	(28,953)	(2,222)	(11,902)	(688)
Balanced Portfolio	56,073	119	(232,729)	(76,715)	(108,668)	218,906	1,389	—	2,780	—	(4,635)	466	57,462	119	(229,949)	(76,715)	(113,303)	219,372
Growth & Income Portfolio	12,898	365	(205,897)	(24,195)	(36,768)	(566,398)	13,800	—	4,031	—	(4,031)	(13,800)	26,698	365	(201,866)	(24,195)	(40,799)	(580,198)
Growth Opportunities Portfolio	3,996,024	—	(1,374,202)	(701,464)	(573,283)	2,058,854	381,968	—	16,782	(98,756)	(320,034)	20,040	4,377,992	—	(1,357,420)	(800,220)	(893,317)	2,078,894
Value Strategies Portfolio	22,631	(428)	(218,498)	(236,153)	(126,404)	(589,603)	31,371	—	3,488	—	(3,592)	(31,267)	54,002	(428)	(215,010)	(236,153)	(129,996)	(620,870)
Strategic Income Portfolio	760,470	—	(700,518)	(336,625)	(838,710)	333,899	138,498	—	23,980	(105,542)	(94,469)	37,533	898,968	—	(676,538)	(442,167)	(933,179)	371,432
Emerging Markets Portfolio	122,984	—	(223,159)	(92,594)	(73,674)	140,198	(5,874)	—	(8,993)	(14,994)	(13,728)	43,589	117,110	—	(232,152)	(107,588)	(87,402)	183,787
Real Estate Portfolio	690,123	—	(601,577)	(1,101,211)	(565,384)	32,894	201,556	—	(50,077)	(134,114)	(46,113)	28,748	891,679	—	(651,654)	(1,235,325)	(611,497)	61,642
Funds Manager 50% Portfolio	284,410	—	(257,097)	(75,823)	(102,360)	(128,032)	7,950	—	73,701	—	(90,986)	9,335	292,360	—	(183,396)	(75,823)	(193,346)	(118,697)
Funds Manager 70% Portfolio	294,589	—	(195,028)	(240,602)	(76,277)	81,647	(42,013)	—	5,798	—	(7,984)	44,199	252,576	—	(189,230)	(240,602)	(84,261)	125,846
Funds Manager 85% Portfolio	23,324	—	(89,002)	(146,399)	(82,682)	53,531	(3,736)	—	14,842	—	(14,842)	3,736	19,588	—	(74,160)	(146,399)	(97,524)	57,267
Government Money Market Portfolio Service Class 2	105,927,803	—	(8,786,407)	(3,115,292)	(11,576,160)	(33,697,603)	10,026,150	—	(331,624)	—	7,975,387	(17,669,913)	115,953,953	—	(9,118,031)	(3,115,292)	(3,600,773)	(51,367,516)
International Capital Appreciation Portfolio	460,501	—	(104,725)	(117,287)	(113,871)	407,488	(40,627)	—	36,944	—	(24,659)	28,342	419,874	—	(67,781)	(117,287)	(138,530)	435,830
American Century Variable Portfolios, Inc.
Balanced Fund	261,019	119	(192,411)	(98,209)	(122,886)	289,029	53,210	—	12,849	—	(2,177)	(63,882)	314,229	119	(179,562)	(98,209)	(125,063)	225,147
Capital Appreciation Fund	13,352	150	(131,912)	(15,156)	(30,909)	175,520	(1,359)	—	(8,379)	—	(209)	9,947	11,993	150	(140,291)	(15,156)	(31,118)	185,467
International Fund	14,626	603	(224,464)	(5,204)	(75,224)	(38,022)	6,669	(1,045)	3,721	—	(3,725)	(5,620)	21,295	(442)	(220,743)	(5,204)	(78,949)	(43,642)
Value Fund	4,365,922	1,359	(3,422,878)	(4,802,872)	(1,756,936)	(1,885,393)	1,417,427	(841)	(219,830)	(813,962)	(186,670)	(196,124)	5,783,349	518	(3,642,708)	(5,616,834)	(1,943,606)	(2,081,517)
Disciplined Core Value Fund	190,344	—	(104,397)	(158,627)	(129,944)	(212,434)	11,086	—	(166,063)	—	(17,174)	172,151	201,430	—	(270,460)	(158,627)	(147,118)	(40,283)
Inflation Protection Fund	139,208	503	(675,576)	(148,032)	(499,472)	311,099	(14,587)	—	24,849	—	(9,116)	(1,146)	124,621	503	(650,727)	(148,032)	(508,588)	309,953
Large Company Value Fund	476	—	(22,468)	(9,142)	(42,857)	(661,706)	18,590	—	4,579	—	(4,578)	(18,591)	19,066	—	(17,889)	(9,142)	(47,435)	(680,297)
Mid Cap Value Fund	2,177,779	—	(1,783,266)	(2,135,995)	(984,468)	(1,892,680)	413,653	—	7,410	(254,777)	(68,015)	(98,271)	2,591,432	—	(1,775,856)	(2,390,772)	(1,052,483)	(1,990,951)
Ultra Fund	1,170,096	—	(773,971)	(87,291)	(150,708)	2,279,055	(120,983)	—	27,741	(58,881)	(170,840)	322,963	1,049,113	—	(746,230)	(146,172)	(321,548)	2,602,018

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
MFS Variable Insurance Trust
Research Series	181	—	(17,531)	(6,110)	(4,378)	(27,228)	295	—	2,803	—	(2,803)	(295)	476	—	(14,728)	(6,110)	(7,181)	(27,523)
Growth Series	3,864	119	(58,704)	(41,128)	(21,854)	(12,499)	1,617	—	212	—	(213)	(1,616)	5,481	119	(58,492)	(41,128)	(22,067)	(14,115)
Investors Trust Series	407	—	(38,160)	(20,500)	(8,533)	(132,085)	7,296	—	153	—	(154)	(7,295)	7,703	—	(38,007)	(20,500)	(8,687)	(139,380)
New Discovery Series	302,844	—	(492,805)	(206,172)	(200,587)	251,539	(21,605)	—	(32,495)	—	(18,924)	73,024	281,239	—	(525,300)	(206,172)	(219,511)	324,563
Corporate Bond Portfolio	736,974	—	(310,307)	(253,679)	(187,157)	(152,383)	65,596	—	19,636	—	12,522	(97,754)	802,570	—	(290,671)	(253,679)	(174,635)	(250,137)
Emerging Markets Equity Portfolio	360,322	—	(107,960)	(102,915)	(100,406)	(101,698)	55,450	—	(2,164)	(10,786)	1,177	(43,677)	415,772	—	(110,124)	(113,701)	(99,229)	(145,375)
Technology Portfolio	425,607	—	(351,116)	(270,720)	(108,199)	245,248	314,608	—	18,908	—	(29,124)	(304,392)	740,215	—	(332,208)	(270,720)	(137,323)	(59,144)
Global Tactical Allocation Portfolio	25,719	—	(79,451)	(70,344)	(32,136)	(106,548)	24,494	—	6,463	—	(9,434)	(21,523)	50,213	—	(72,988)	(70,344)	(41,570)	(128,071)
International Intrinsic Value Portfolio	196,784	—	(521,317)	(961,944)	(276,504)	1,038,862	3,889	—	13,687	(4,060)	25,726	(39,242)	200,673	—	(507,630)	(966,004)	(250,778)	999,620
Utilities Series Portfolio	785,769	—	(398,738)	(344,621)	(578,129)	(1,915,761)	344,076	—	51,980	(24,568)	(3,623)	(367,865)	1,129,845	—	(346,758)	(369,189)	(581,752)	(2,283,626)
Blended Research Core Equity Portfolio	312,540	—	(124,820)	(131,181)	(39,106)	578,615	17,660	—	7,443	—	(12,247)	(12,856)	330,200	—	(117,377)	(131,181)	(51,353)	565,759
Global Real Estate Portfolio	61,839	—	(19,861)	(35,035)	(60,359)	26,417	5,569	—	6,066	—	(6,134)	(5,501)	67,408	—	(13,795)	(35,035)	(66,493)	20,916
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	543	—	(240,416)	(5,708)	(89,237)	(103,551)	5,462	—	1,931	—	(1,950)	(5,443)	6,005	—	(238,485)	(5,708)	(91,187)	(108,994)
Mid-Cap Stock Portfolio	77,575	183	(109,699)	(17,457)	(32,658)	(21,208)	(68,569)	(320)	1,997	—	(2,732)	69,624	9,006	(137)	(107,702)	(17,457)	(35,390)	48,416
Bond-Debenture Portfolio	538,900	—	(1,173,980)	(1,276,830)	(791,799)	(72,103)	6,269	—	(46,755)	(23,868)	25,575	38,779	545,169	—	(1,220,735)	(1,300,698)	(766,224)	(33,324)
Fundamental Equity Portfolio	102,497	—	(123,373)	(96,974)	(54,795)	(65,733)	22,498	—	12,315	—	(12,315)	(22,498)	124,995	—	(111,058)	(96,974)	(67,110)	(88,231)
Developing Growth Portfolio	23,993	—	(165,490)	(118,381)	(94,615)	(132,729)	5,298	—	3,930	—	30,084	(39,312)	29,291	—	(161,560)	(118,381)	(64,531)	(172,041)
Short Duration Income Portfolio	362,272	—	(801,695)	(1,442,711)	(503,321)	(466,538)	475,457	—	(28,028)	(45,026)	(55,755)	(346,648)	837,729	—	(829,723)	(1,487,737)	(559,076)	(813,186)
Alger Fund
LargeCap Growth Portfolio	31,152	1,604	(256,431)	(41,537)	(106,444)	347,910	1,696	(448)	3,585	—	(10,503)	5,670	32,848	1,156	(252,846)	(41,537)	(116,947)	353,580
MidCap Growth Portfolio	23,778	935	(379,114)	(90,683)	(86,761)	90,294	2,167	(186)	6,403	—	(14,068)	5,684	25,945	749	(372,711)	(90,683)	(100,829)	95,978
Capital Appreciation Portfolio	49,924	—	(118,675)	(30,180)	(80,372)	347,422	(25,177)	—	(8,050)	—	(5,258)	38,485	24,747	—	(126,725)	(30,180)	(85,630)	385,907
SmallCap Growth Portfolio	1,197	—	(18,099)	(19,235)	(6,290)	2,681	(316)	—	3,465	—	(3,469)	320	881	—	(14,634)	(19,235)	(9,759)	3,001
Capital Appreciation Portfolio Class S	256,462	—	(1,822,449)	(1,565,055)	(932,799)	(2,832,950)	491,842	—	14,945	(130,522)	(165,539)	(210,726)	748,304	—	(1,807,504)	(1,695,577)	(1,098,338)	(3,043,676)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	92,140	—	(33,234)	(319,464)	(48,334)	19,376	(34,312)	—	6,816	—	(11,434)	38,930	57,828	—	(26,418)	(319,464)	(59,768)	58,306
S&P 500 Index Portfolio	8,767	—	(58,274)	(85,596)	(37,248)	245,603	4,653	—	6,944	—	(6,945)	(4,652)	13,420	—	(51,330)	(85,596)	(44,193)	240,951
SRI Balanced Portfolio	285,319	—	(196,663)	(33,953)	(186,168)	(74,879)	295,111	—	(50,406)	—	(21,470)	(223,235)	580,430	—	(247,069)	(33,953)	(207,638)	(298,114)
Invesco Variable Insurance Funds
Technology Fund	159,882	991	(216,062)	—	(30,909)	340,679	(33,297)	—	499	—	(568)	33,366	126,585	991	(215,563)	—	(31,477)	374,045
Diversified Dividend Fund	386,923	658	(67,755)	(24,533)	(31,218)	(1,139,307)	66,907	—	(23,432)	—	(2,093)	(41,382)	453,830	658	(91,187)	(24,533)	(33,311)	(1,180,689)
Health Care Fund	7,236	119	(103,685)	(21,987)	(42,053)	(56,841)	3,403	—	2,482	—	(2,490)	(3,395)	10,639	119	(101,203)	(21,987)	(44,543)	(60,236)
Global Real Estate Fund	2,350	—	(2,536)	(1,025)	(4,536)	(3,064)	20	—	276	—	(275)	(21)	2,370	—	(2,260)	(1,025)	(4,811)	(3,085)
International Equity Fund	298	—	(123,020)	(4,013)	(12,106)	161,124	—	—	2,106	—	(2,107)	1	298	—	(120,914)	(4,013)	(14,213)	161,125
Main Street Mid Cap Fund	403	—	(16,968)	(439)	(10,715)	(8,241)	65	—	(6,311)	—	(374)	6,620	468	—	(23,279)	(439)	(11,089)	(1,621)
Discovery Mid Cap Growth Fund	225,497	—	(238,639)	(85,611)	(110,853)	(116,804)	(14,799)	—	(7,140)	—	(10,374)	32,313	210,698	—	(245,779)	(85,611)	(121,227)	(84,491)
Global Fund	468,777	—	(133,151)	(684,792)	(181,563)	102,008	125,701	—	27,233	—	(26,638)	(126,296)	594,478	—	(105,918)	(684,792)	(208,201)	(24,288)
Main Street Fund	139,754	—	(390,244)	(457,679)	(164,548)	(904,959)	25,172	—	8,495	—	(25,422)	(8,245)	164,926	—	(381,749)	(457,679)	(189,970)	(913,204)
Main Street Small Cap Fund	691,216	—	(254,602)	(380,698)	(240,736)	2,206,149	(4,257)	—	9,523	—	67,778	(73,044)	686,959	—	(245,079)	(380,698)	(172,958)	2,133,105
Balanced-Risk Allocation Fund	7,813	—	(8,490)	1,990	(7,741)	(21,751)	(71)	—	496	—	(496)	71	7,742	—	(7,994)	1,990	(8,237)	(21,680)
Core Plus Bond Fund	117,319	—	(180,747)	(396,506)	(92,994)	193,054	(14,829)	—	6,816	—	(6,817)	14,830	102,490	—	(173,931)	(396,506)	(99,811)	207,884
Equity and Income Fund	556,313	150	(269,094)	(119,531)	(115,515)	(604,218)	15,563	—	13,232	—	(17,768)	(11,027)	571,876	150	(255,862)	(119,531)	(133,283)	(615,245)
Small Cap Equity Fund	857,967	—	(39,046)	(67,544)	(33,591)	151,842	(268,186)	—	73	(41,112)	(23,759)	332,984	589,781	—	(38,973)	(108,656)	(57,350)	484,826
Equally Weighted S&P 500 Fund	989,035	—	(296,401)	18,231	(96,431)	501,006	94,647	—	(1,572)	(60,470)	(25,772)	(6,833)	1,083,682	—	(297,973)	(42,239)	(122,203)	494,173
Growth and Income Fund	9,988	—	(34,170)	(227)	(15,883)	(52,060)	(143)	—	(50,697)	—	(349)	51,189	9,845	—	(84,867)	(227)	(16,232)	(871)
American Value Fund	78	—	(1,287)	(5,072)	(11,009)	—	—	—	910	—	(910)	—	78	—	(377)	(5,072)	(11,919)	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	20,485	668	(118,388)	(29,098)	(44,660)	26,177	(2,800)	(321)	8,129	—	(15,329)	10,321	17,685	347	(110,259)	(29,098)	(59,989)	36,498
Small Cap Core Portfolio	26,480	793	(89,239)	(39,790)	(47,758)	(64,093)	2,428	—	1,091	—	(5,959)	2,440	28,908	793	(88,148)	(39,790)	(53,717)	(61,653)
Rydex Variable Trust
Nova Fund	131,511	—	(233,622)	—	(27,241)	189,372	(22,660)	—	2,166	—	(2,166)	22,660	108,851	—	(231,456)	—	(29,407)	212,032
NASDAQ-100 Fund	327,186	539	(226,923)	—	(47,409)	458,001	(243,029)	—	(18,743)	—	(713)	262,485	84,157	539	(245,666)	—	(48,122)	720,486
U.S. Government Money Market Fund	1	—	(4,120)	—	(35,406)	138,239	—	—	4,120	—	(4,119)	(1)	1	—	—	—	(39,525)	138,238
Inverse S&P 500 Strategy Fund	255	—	(11,995)	—	(172)	(60,664)	(211)	—	116	—	(122)	217	44	—	(11,879)	—	(294)	(60,447)
Inverse NASDAQ-100 Strategy Fund	403	—	(2,105)	—	(1,001)	(6,095)	(295)	—	(4,063)	—	(12)	4,370	108	—	(6,168)	—	(1,013)	(1,725)
Inverse Government Long Bond Strategy Fund	15	—	(2,123)	—	(77)	(4,628)	20	—	31	—	(43)	(8)	35	—	(2,092)	—	(120)	(4,636)
Government Long Bond 1.2x Strategy	582	—	(53)	—	(596)	394	(580)	—	53	—	(53)	580	2	—	—	—	(649)	974
Rydex Variable Insurance Funds
Biotechnology Fund	17,641	—	(132,656)	(256,255)	(94,456)	134,969	21,632	—	10,586	—	(13,492)	(18,726)	39,273	—	(122,070)	(256,255)	(107,948)	116,243
S&P 500 Pure Growth Fund	904,609	—	(128,035)	(78,745)	(128,338)	(1,345,000)	(39,565)	—	9,330	(2,739)	(9,330)	42,304	865,044	—	(118,705)	(81,484)	(137,668)	(1,302,696)
S&P MidCap 400 Pure Growth Fund	6,068	—	(155,726)	(17,662)	(19,521)	(4,722)	11,194	—	2,187	—	(2,187)	(11,194)	17,262	—	(153,539)	(17,662)	(21,708)	(15,916)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	101,395	—	(24,016)	(19,091)	(7,533)	122,991	(80,049)	—	1,466	—	(4,437)	83,020	21,346	—	(22,550)	(19,091)	(11,970)	206,011
Multi-Hedge Strategies Fund	16,017	—	(87,846)	(127,151)	(24,864)	(66,663)	(9,822)	—	(30,115)	—	(2,515)	42,452	6,195	—	(117,961)	(127,151)	(27,379)	(24,211)
Global Managed Futures Strategy Fund	18,761	—	(3,792)	(110,167)	31,342	(860,833)	32,444	—	849	(33,005)	(41,684)	41,396	51,205	—	(2,943)	(143,172)	(10,342)	(819,437)
Small Cap Value Fund	245,269	—	(323,037)	(216,630)	(122,036)	(103,931)	5,111	—	12,023	—	(16,010)	(1,124)	250,380	—	(311,014)	(216,630)	(138,046)	(105,055)
ProFunds VP
Profund Access VP High Yield Fund	2	—	(557)	—	(3,030)	1,671	—	—	557	—	(558)	1	2	—	—	—	(3,588)	1,672
Asia 30	181	—	(473)	—	(1,198)	(246)	20	—	473	—	(473)	(20)	201	—	—	—	(1,671)	(266)
Banks	297	—	(68)	—	(1,034)	58,845	10	—	68	—	(68)	(10)	307	—	—	—	(1,102)	58,835
Materials	215	—	(197)	—	(2,156)	(266)	10	—	121	—	(120)	(11)	225	—	(76)	—	(2,276)	(277)
Biotechnology	287	—	(1,842)	—	(8,371)	(9,329)	523	—	1,539	—	(1,540)	(522)	810	—	(303)	—	(9,911)	(9,851)
Bull	82,139	—	(60,762)	—	(41,249)	109,130	(30,810)	—	4,393	—	(4,393)	30,810	51,329	—	(56,369)	—	(45,642)	139,940
Consumer Staples	27,050	—	(27,212)	—	(2,838)	(58,989)	28,376	—	1,206	—	(1,206)	(28,376)	55,426	—	(26,006)	—	(4,044)	(87,365)
Consumer Discretionary	243	—	(1,430)	—	(4,355)	9,835	—	—	1,335	—	(1,335)	—	243	—	(95)	—	(5,690)	9,835
Dow 30	142	—	(8,983)	—	(16,530)	59,304	—	—	1,660	—	(1,661)	1	142	—	(7,323)	—	(18,191)	59,305
Emerging Markets	532	—	(1,987)	—	(4,458)	36,578	—	—	979	—	(978)	(1)	532	—	(1,008)	—	(5,436)	36,577
Europe 30	100	—	(173)	—	(3,083)	—	—	—	130	—	(130)	—	100	—	(43)	—	(3,213)	—
Financials	104	—	(95)	(91)	(2,261)	121	10	—	42	—	(42)	(10)	114	—	(53)	(91)	(2,303)	111
Health Care	398	—	(6,028)	(77)	(28,840)	1,860	(210)	—	2,883	—	(2,883)	210	188	—	(3,145)	(77)	(31,723)	2,070
Industrials	—	—	(10,316)	(245)	(4,065)	60,433	—	—	668	—	(668)	—	—	—	(9,648)	(245)	(4,733)	60,433
International	3	—	(1,805)	—	(1,621)	—	—	—	148	—	(148)	—	3	—	(1,657)	—	(1,769)	—
Internet	3,293	—	(1,141)	(53)	(4,679)	(53,998)	36	—	845	—	(844)	(37)	3,329	—	(296)	(53)	(5,523)	(54,035)
Japan	—	—	(24)	—	(1,010)	(7,196)	—	—	24	—	(23)	(1)	—	—	—	—	(1,033)	(7,197)
Large-Cap Growth	11,820	—	(50,628)	—	(25,571)	90,960	130	—	(362)	—	(3,264)	3,496	11,950	—	(50,990)	—	(28,835)	94,456
Large-Cap Value	10,332	—	(31,805)	(40)	(45,434)	(3,330)	35	—	4,552	—	(4,552)	(35)	10,367	—	(27,253)	(40)	(49,986)	(3,365)
Mid-Cap	4,920	—	(24,172)	—	(2,547)	—	—	—	403	—	(402)	(1)	4,920	—	(23,769)	—	(2,949)	(1)
Mid-Cap Growth	3,271	—	(13,531)	—	(6,332)	(17,357)	—	—	1,065	—	(1,064)	(1)	3,271	—	(12,466)	—	(7,396)	(17,358)
Mid-Cap Value	1,584	—	(1,110)	—	(7,302)	(16,106)	120	—	713	—	(713)	(120)	1,704	—	(397)	—	(8,015)	(16,226)
Government Money Market	10,131	—	(249,279)	(476)	(187,758)	(303,705)	361	—	29,493	—	(29,492)	(362)	10,492	—	(219,786)	(476)	(217,250)	(304,067)
Energy	44,899	—	(7,486)	—	(10,996)	35,564	10	—	3,911	—	(3,911)	(10)	44,909	—	(3,575)	—	(14,907)	35,554
NASDAQ-100	3,062	—	(43,296)	—	(15,333)	(5,675)	—	—	1,916	—	(1,916)	—	3,062	—	(41,380)	—	(17,249)	(5,675)
Pharmaceuticals	420	—	(524)	—	—	4,904	35	—	524	—	(524)	(35)	455	—	—	—	(524)	4,869
Precious Metals	56,641	—	(12,730)	—	(10,388)	(21,114)	25	—	3,225	—	(3,225)	(25)	56,666	—	(9,505)	—	(13,613)	(21,139)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Real Estate	19	—	(2,324)	(68)	(1,784)	1	—	—	70	—	(70)	—	19	—	(2,254)	(68)	(1,854)	1
Rising Rates Opportunity	4	—	(481)	—	(1,958)	1	—	—	20	—	(19)	(1)	4	—	(461)	—	(1,977)	—
Semiconductor	761	—	(16,915)	—	(6,918)	9,089	(11)	—	—	—	—	11	750	—	(16,915)	—	(6,918)	9,100
Small-Cap	256	—	(7,769)	—	(6,558)	671	20	—	783	—	(783)	(20)	276	—	(6,986)	—	(7,341)	651
Small-Cap Growth	3,717	—	(5,950)	—	(5,061)	1,157	—	—	415	—	(415)	—	3,717	—	(5,535)	—	(5,476)	1,157
Small-Cap Value	303	—	(534)	(78)	(6,613)	2,084	20	—	438	—	(438)	(20)	323	—	(96)	(78)	(7,051)	2,064
Technology	210	—	(38,974)	(892)	(17,788)	(35,157)	89	—	2,243	—	(2,243)	(89)	299	—	(36,731)	(892)	(20,031)	(35,246)
U.S. Government Plus	64	—	(396)	—	(1,108)	4,305	—	—	86	—	(86)	—	64	—	(310)	—	(1,194)	4,305
UltraBull	3,822	—	(1,176)	(338)	(8,355)	8,495	65	—	653	—	(653)	(65)	3,887	—	(523)	(338)	(9,008)	8,430
UltraMid-Cap	264	—	(2,574)	(133)	(10,372)	14,427	—	—	1,932	—	(1,931)	(1)	264	—	(642)	(133)	(12,303)	14,426
UltraNASDAQ-100	4,094	—	(7,798)	—	(17,766)	(7,363)	177	—	6,178	—	(6,179)	(176)	4,271	—	(1,620)	—	(23,945)	(7,539)
UltraSmall-Cap	3,469	—	(556)	—	(2,893)	6,363	40	—	328	—	(328)	(40)	3,509	—	(228)	—	(3,221)	6,323
Utilities	5	—	(5,206)	(290)	(24,738)	(17,546)	—	—	1,892	—	(1,892)	—	5	—	(3,314)	(290)	(26,630)	(17,546)
VanEck Worldwide Insurance Trust
Global Resources Fund	364,955	733	(232,326)	(380,602)	(197,327)	(1,370,192)	12,724	—	(10,235)	—	50,756	(53,245)	377,679	733	(242,561)	(380,602)	(146,571)	(1,423,437)
Emerging Markets Fund	18,524	(848)	(63,495)	(7,478)	(13,106)	(60,152)	451	—	586	—	(598)	(439)	18,975	(848)	(62,909)	(7,478)	(13,704)	(60,591)
Emerging Markets Bond Fund	36,415	—	(836)	(6,750)	(4,021)	(1,904)	(35,902)	—	399	—	(499)	36,002	513	—	(437)	(6,750)	(4,520)	34,098
Janus Henderson Series
Global Technology and Innovation Portfolio	1,529,230	—	(505,457)	(481,266)	(78,189)	1,640,074	303,397	—	(18,867)	(2,899)	(240,289)	(41,342)	1,832,627	—	(524,324)	(484,165)	(318,478)	1,598,732
Overseas Portfolio	199,422	—	(168,895)	(59,770)	245,895	67,088	15,864	—	987	—	(252,584)	235,733	215,286	—	(167,908)	(59,770)	(6,689)	302,821
Research Portfolio	—	—	(1,409)	(57,821)	(3,686)	(26,857)	967	—	488	—	(488)	(967)	967	—	(921)	(57,821)	(4,174)	(27,824)
Enterprise Services Portfolio	2,181,632	—	(1,445,654)	(1,359,063)	(1,025,457)	2,090,880	443,242	—	(121,065)	(181,649)	(139,133)	(1,395)	2,624,874	—	(1,566,719)	(1,540,712)	(1,164,590)	2,089,485
Global Research Portfolio	232,002	—	(6,823)	(11,849)	(40,171)	(413,033)	1,905	—	4,980	—	(22,696)	15,811	233,907	—	(1,843)	(11,849)	(62,867)	(397,222)
Mid Cap Value Portfolio	263,755	—	(165,610)	(111,967)	(134,199)	27,129	(8,040)	—	11,254	(7,724)	(754)	5,264	255,715	—	(154,356)	(119,691)	(134,953)	32,393
Balanced Portfolio	4,177,197	—	(2,541,799)	(3,715,025)	(2,996,901)	(2,797,426)	994,918	—	(607,095)	(230,523)	(116,902)	(40,398)	5,172,115	—	(3,148,894)	(3,945,548)	(3,113,803)	(2,837,824)
Flexible Bond Portfolio	53,612	—	(222,050)	(260,931)	(187,648)	16,633	79,336	—	343	—	(20,376)	(59,303)	132,948	—	(221,707)	(260,931)	(208,024)	(42,670)
PIMCO Variable Insurance Trust
Total Return Portfolio	596,008	2,713	(1,403,007)	(2,158,076)	(1,034,099)	667,945	(4,042)	(1,286)	(881)	(45,622)	(120,271)	172,102	591,966	1,427	(1,403,888)	(2,203,698)	(1,154,370)	840,047
Low Duration Portfolio	1,185,553	—	(1,631,017)	(2,711,541)	(1,028,442)	1,256,726	534,663	—	(8,188)	(346,811)	(96,500)	(83,164)	1,720,216	—	(1,639,205)	(3,058,352)	(1,124,942)	1,173,562
High Yield Portfolio	1,697,122	197	(831,626)	(233,508)	(436,155)	1,553,050	57,606	—	11,154	(11,325)	(124,138)	66,703	1,754,728	197	(820,472)	(244,833)	(560,293)	1,619,753
Real Return Portfolio	734,809	—	(920,460)	(1,633,759)	(908,806)	(664,002)	256,728	—	(31,821)	(238,925)	37,766	(23,748)	991,537	—	(952,281)	(1,872,684)	(871,040)	(687,750)
All Asset Portfolio	45,982	—	(181,897)	(87,951)	(106,813)	(27,621)	(10,574)	—	(18,300)	—	(9,474)	38,348	35,408	—	(200,197)	(87,951)	(116,287)	10,727
Global Managed Asset Allocation Portfolio	55,043	—	(12,559)	(9,871)	(12,586)	974	(1,270)	—	1,065	—	(1,064)	1,269	53,773	—	(11,494)	(9,871)	(13,650)	2,243
Short-Term Portfolio	4,117,581	—	(5,331,899)	(2,573,319)	(4,048,927)	(5,828,287)	(911,245)	—	(83,208)	(241,650)	97,706	1,138,397	3,206,336	—	(5,415,107)	(2,814,969)	(3,951,221)	(4,689,890)
Emerging Markets Bond Portfolio	14,609	—	(76,815)	(75,266)	(47,814)	(65,522)	2,757	—	2,759	—	(2,759)	(2,757)	17,366	—	(74,056)	(75,266)	(50,573)	(68,279)
Global Bond Opportunities Portfolio	630	—	(11)	—	(35)	(32,596)	(630)	—	—	—	—	630	—	—	(11)	—	(35)	(31,966)
Commodity Real Return Strategy Portfolio	66,793	—	(292,642)	(286,281)	(283,240)	121,131	227,644	—	11,806	(26,785)	51,826	(264,491)	294,437	—	(280,836)	(313,066)	(231,414)	(143,360)
International Bond (USD-Hedged) Portfolio	3,459	—	(51,146)	(62,276)	(30,568)	143,519	56,518	—	8,011	(81,829)	(13,954)	31,254	59,977	—	(43,135)	(144,105)	(44,522)	174,773
Dynamic Bond Adv Portfolio	375,017	—	(76,963)	(184,069)	(42,931)	(264,120)	100,716	—	2,809	—	(2,810)	(100,715)	475,733	—	(74,154)	(184,069)	(45,741)	(364,835)
Income Advisor Portfolio	1,126,330	—	(1,090,615)	(935,570)	(1,813,338)	1,078,209	312,703	—	(368,819)	—	117,412	(61,296)	1,439,033	—	(1,459,434)	(935,570)	(1,695,926)	1,016,913
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	52,274	661	(75,422)	(6,319)	(64,134)	639	(43,805)	(184)	7,007	—	(7,438)	44,420	8,469	477	(68,415)	(6,319)	(71,572)	45,059
Large Cap Value Fund	1,157	—	(11,720)	(2,120)	(78,341)	(323,466)	9,448	—	1,253	—	(1,253)	(9,448)	10,605	—	(10,467)	(2,120)	(79,594)	(332,914)
Mid Cap Value Fund	22,663	1,704	(150,792)	(96,742)	(71,616)	(261,793)	11,264	—	(12,146)	—	(8,959)	9,841	33,927	1,704	(162,938)	(96,742)	(80,575)	(251,952)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	2,422	—	(202,626)	(8,710)	(19,199)	104,040	11,564	—	417	—	(417)	(11,564)	13,986	—	(202,209)	(8,710)	(19,616)	92,476
AMT Mid Cap Intrinsic Value Portfolio	2,902	—	(6,206)	—	(8,736)	(181,849)	6,881	—	1,312	—	(1,312)	(6,881)	9,783	—	(4,894)	—	(10,048)	(188,730)
BNY Mellon Variable Investment Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Appreciation Portfolio	735	—	(122,659)	(25,030)	(18,989)	64,588	(167)	—	(20,219)	—	(2,035)	22,421	568	—	(142,878)	(25,030)	(21,024)	87,009
Sustainable U.S. Equity Portfolio	422	—	(319)	—	(1,021)	34	35	—	319	—	(319)	(35)	457	—	—	—	(1,340)	(1)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	29	—	(490)	(3,144)	(1,118)	38	4	—	160	—	(160)	(4)	33	—	(330)	(3,144)	(1,278)	34
Emerging Markets Equity Portfolio	1,782	—	(4,031)	(1,167)	(5,342)	(2,977)	(299)	—	524	—	(524)	299	1,483	—	(3,507)	(1,167)	(5,866)	(2,678)
Discovery Portfolio	132	—	(278)	—	(2,704)	(8,502)	421	—	(7,737)	—	(193)	7,509	553	—	(8,015)	—	(2,897)	(993)
U.S. Real Estate Portfolio	83	—	(5,975)	(146)	(3,347)	(3,306)	—	—	505	—	(505)	—	83	—	(5,470)	(146)	(3,852)	(3,306)
Northern Lights Variable Trust
Power Dividend Index Fund	1,372	—	(53,824)	—	(3,389)	46,593	(1,372)	—	69	—	(69)	1,372	—	—	(53,755)	—	(3,458)	47,965
AB Variable Products Series
Dynamic Asset Allocation Portfolio	53,265	—	(88,256)	(29,759)	(102,881)	(853)	(370)	—	11,940	—	(11,940)	370	52,895	—	(76,316)	(29,759)	(114,821)	(483)
Discovery Value Portfolio	601,924	—	(221,992)	(244,847)	(151,057)	(159,225)	258,718	—	(4,973)	(29,344)	(29,523)	(194,878)	860,642	—	(226,965)	(274,191)	(180,580)	(354,103)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	248,643	—	(217,704)	(425,609)	(67,874)	(206,419)	6,361	—	3,032	—	(5,156)	(4,237)	255,004	—	(214,672)	(425,609)	(73,030)	(210,656)
Capital Appreciation Fund	650	—	(14,217)	(85,993)	(8,409)	(6,694)	101	—	257	—	(257)	(101)	751	—	(13,960)	(85,993)	(8,666)	(6,795)
Equity Dividend Fund	1,229,999	—	(800,477)	(387,753)	(700,523)	(6,933,702)	301,756	—	(53,172)	(91,816)	(91,485)	(65,283)	1,531,755	—	(853,649)	(479,569)	(792,008)	(6,998,985)
Global Allocation Fund	306,878	—	(887,641)	(609,990)	(347,247)	(17,286)	13,440	—	(12,688)	(81,162)	(34,832)	115,242	320,318	—	(900,329)	(691,152)	(382,079)	97,956
Advantage Large Cap Core Fund	3,894	—	(1,226)	—	(8,605)	(71,305)	48,358	—	1,126	—	(1,125)	(48,359)	52,252	—	(100)	—	(9,730)	(119,664)
Large Cap Focus Growth Fund	773,358	—	(641,774)	(535,704)	501,912	443,851	191,895	—	76,720	(29,685)	(882,801)	643,871	965,253	—	(565,054)	(565,389)	(380,889)	1,087,722
60/40 Target Allocation ETF Fund	481,735	—	(101,459)	(1,177,322)	150,280	(519,033)	398	—	4,640	—	(255,312)	250,274	482,133	—	(96,819)	(1,177,322)	(105,032)	(268,759)
Total Return Fund	10,803	—	(5,183)	—	(26,878)	136,449	1,713	—	5,183	—	(5,183)	(1,713)	12,516	—	—	—	(32,061)	134,736
S&P 500 Fund	76	—	(2,106)	(25,561)	(39,958)	(23,450)	1,776	—	2,106	—	(2,105)	(1,777)	1,852	—	—	(25,561)	(42,063)	(25,227)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	1,554,417	—	(866,091)	(447,828)	(36,469)	1,464,178	(261,612)	—	35,823	(46,431)	(228,167)	500,387	1,292,805	—	(830,268)	(494,259)	(264,636)	1,964,565
Dividend Opportunity Portfolio	634,537	—	(303,540)	(393,845)	(368,541)	(1,310,708)	45,299	—	(85,754)	(18,798)	(17,711)	76,964	679,836	—	(389,294)	(412,643)	(386,252)	(1,233,744)
Emerging Markets Bond Portfolio	62,756	—	(230,457)	(240,221)	(121,640)	(118,657)	(5,844)	—	(64,968)	(17,779)	(8,988)	97,579	56,912	—	(295,425)	(258,000)	(130,628)	(21,078)
High Yield Portfolio	544,752	—	(277,480)	(195,607)	(161,741)	1,588,982	(128,177)	—	(26,836)	(823)	(24,277)	180,113	416,575	—	(304,316)	(196,430)	(186,018)	1,769,095
Select Large-Cap Value Portfolio	248,431	—	(192,259)	(129,248)	(474,775)	5,977,041	779,953	—	(182,591)	(39,935)	(87,253)	(470,174)	1,028,384	—	(374,850)	(169,183)	(562,028)	5,506,867
Seligman Global Tech Portfolio	1,656,417	—	(345,685)	(360,973)	(249,685)	1,748,423	24,196	—	16,771	—	(49,929)	8,962	1,680,613	—	(328,914)	(360,973)	(299,614)	1,757,385
US Government Mortgage Portfolio	36,342	—	(92,930)	(2,901)	(31,683)	(64,892)	(2,662)	—	74	—	(73)	2,661	33,680	—	(92,856)	(2,901)	(31,756)	(62,231)
Strategic Income Portfolio	146,655	—	(33,220)	(12,593)	(16,635)	243,806	(67,663)	—	6,913	—	(6,912)	67,662	78,992	—	(26,307)	(12,593)	(23,547)	311,468
Emerging Markets Portfolio	34,745	—	(90)	—	(867)	45,696	(1,369)	—	90	—	(90)	1,369	33,376	—	—	—	(957)	47,065
Select Mid Cap Value Portfolio	15,402	—	—	—	—	88,457	25,928	—	—	—	—	(25,928)	41,330	—	—	—	—	62,529
Small Cap Value Portfolio	19,402	—	—	—	—	55,732	48,330	—	—	—	—	(48,330)	67,732	—	—	—	—	7,402
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	2,801,585	—	(1,767,111)	(2,254,688)	540,434	799,482	381,594	—	(313,746)	—	(1,801,440)	1,733,592	3,183,179	—	(2,080,857)	(2,254,688)	(1,261,006)	2,533,074
Small Cap Index Portfolio	770,839	—	(247,313)	(624,354)	(214,461)	(273,650)	(42,655)	—	(25,115)	—	18,979	48,791	728,184	—	(272,428)	(624,354)	(195,482)	(224,859)
Alternative Asset Allocation Portfolio	29,726	—	(38,756)	(73,560)	(11,490)	(58,830)	(4,210)	—	(10,057)	—	(1,685)	15,952	25,516	—	(48,813)	(73,560)	(13,175)	(42,878)
Global Small Cap Portfolio	475	—	(37,707)	(1,505)	(9,046)	(19,520)	5,853	—	(350)	—	(597)	(4,906)	6,328	—	(38,057)	(1,505)	(9,643)	(24,426)
Small Mid Cap Value Portfolio	8,572	—	(219,755)	(151,021)	(81,417)	(60,061)	51,665	—	(54,907)	(44,202)	(11,688)	59,132	60,237	—	(274,662)	(195,223)	(93,105)	(929)
CROCI US Portfolio	300	—	(129)	—	(3,211)	(499)	—	—	129	—	(129)	—	300	—	—	—	(3,340)	(499)
High Income Portfolio	34,471	—	(20,480)	(4,510)	(32,125)	195,980	37,978	—	344	—	(3,909)	(34,413)	72,449	—	(20,136)	(4,510)	(36,034)	161,567
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,784,867	—	(907,453)	(688,523)	(939,066)	450,574	98,483	—	(38,339)	(44,525)	(129,707)	114,088	1,883,350	—	(945,792)	(733,048)	(1,068,773)	564,662
Delaware Variable Insurance Portfolios
Total Return Portfolio	—	—	(1,338)	(38,183)	(2,076)	(2,415)	—	—	582	—	(581)	(1)	—	—	(756)	(38,183)	(2,657)	(2,416)
International Portfolio	1,344	—	(7,426)	—	(3,682)	(151,597)	(1,344)	—	776	—	(777)	1,345	—	—	(6,650)	—	(4,459)	(150,252)
Opportunity Portfolio	1,439	—	(362,811)	(692,456)	(173,321)	(618,485)	89,482	—	(80,130)	(57,422)	(16,615)	64,685	90,921	—	(442,941)	(749,878)	(189,936)	(553,800)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	13,225	—	(276,383)	(349,600)	(155,301)	(64,091)	22,505	—	12,980	(17,490)	(26,531)	8,536	35,730	—	(263,403)	(367,090)	(181,832)	(55,555)
Income Fund	2,023,617	—	(1,190,681)	(1,626,294)	(1,399,793)	398,105	325,237	—	63,572	(37,542)	(194,079)	(157,188)	2,348,854	—	(1,127,109)	(1,663,836)	(1,593,872)	240,917
Global Bond Fund	1,023,753	—	(1,166,694)	(2,277,134)	(662,935)	(299,891)	223,872	—	(123,179)	(249,111)	(68,210)	216,628	1,247,625	—	(1,289,873)	(2,526,245)	(731,145)	(83,263)
Foreign Fund	1,977,447	—	(1,666,113)	(2,270,090)	(910,547)	(2,055,354)	750,706	—	(158,635)	(472,785)	(95,041)	(24,245)	2,728,153	—	(1,824,748)	(2,742,875)	(1,005,588)	(2,079,599)
Developing Markets Fund	32,891	—	(123,350)	(74,307)	(65,690)	(62,533)	12,232	—	(6,765)	(17,359)	12,718	(826)	45,123	—	(130,115)	(91,666)	(52,972)	(63,359)
Mutual Global Discovery Fund	11,980	—	(99,465)	(550,952)	(87,554)	(178,235)	50,339	—	(18,265)	—	(10,162)	(21,912)	62,319	—	(117,730)	(550,952)	(97,716)	(200,147)
Rising Dividends Fund	2,031,373	—	(1,126,757)	(1,327,103)	(886,325)	634,415	(49,677)	—	(79,834)	—	(90,884)	220,395	1,981,696	—	(1,206,591)	(1,327,103)	(977,209)	854,810
DynaTech 2 Fund	764,725	—	(77,216)	(57,658)	(85,577)	545,335	152,684	—	(22,570)	(33,363)	1,018	(97,769)	917,409	—	(99,786)	(91,021)	(84,559)	447,566
VolSmart Allocation Fund	74,911	—	—	—	—	24	(74,887)	—	—	—	—	74,887	24	—	—	—	—	74,911
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	18,450	—	(145,962)	(212,920)	(142,140)	(81,549)	39,280	—	(740)	(37,576)	13,144	(14,108)	57,730	—	(146,702)	(250,496)	(128,996)	(95,657)
Balanced Portfolio	16,489	—	(236,694)	(210,989)	(223,151)	1,207	2,198	—	16,990	—	(16,989)	(2,199)	18,687	—	(219,704)	(210,989)	(240,140)	(992)
Global Equity Portfolio	52,120	—	(10,006)	(26,559)	(22,584)	(22,269)	(125)	—	260	—	(260)	125	51,995	—	(9,746)	(26,559)	(22,844)	(22,144)
Energy Portfolio	13,239	—	(40,709)	(21,264)	(199,019)	(131,167)	(513)	—	3,572	—	(3,572)	513	12,726	—	(37,137)	(21,264)	(202,591)	(130,654)
Natural Resources Portfolio	12,851	—	(4,417)	(79,101)	(12,635)	10,848	(4,366)	—	1,486	—	(1,486)	4,366	8,485	—	(2,931)	(79,101)	(14,121)	15,214
Growth Portfolio	776	—	(212,659)	(273,663)	(95,633)	(352,623)	50,380	—	(22,239)	—	(3,777)	(24,364)	51,156	—	(234,898)	(273,663)	(99,410)	(376,987)
High Income Portfolio	138,894	—	(459,358)	(626,773)	(304,089)	401,692	15,233	—	(4,228)	(15,152)	(23,796)	27,943	154,127	—	(463,586)	(641,925)	(327,885)	429,635
International Core Equity Portfolio	11,903	—	(307,965)	(453,884)	(84,217)	(426,456)	14,547	—	(32,622)	(43,602)	(18,705)	80,382	26,450	—	(340,587)	(497,486)	(102,922)	(346,074)
Global Growth Portfolio	—	—	(8,768)	(107,640)	(15,677)	(32,575)	136	—	130	—	(130)	(136)	136	—	(8,638)	(107,640)	(15,807)	(32,711)
Mid Cap Growth Portfolio	18,007	—	(656,100)	(262,953)	(434,017)	(373,335)	84,695	—	37,238	(32,259)	79,667	(169,341)	102,702	—	(618,862)	(295,212)	(354,350)	(542,676)
Science and Technology Portfolio	73,292	—	(425,110)	(759,486)	(338,966)	(573,759)	80,591	—	20,030	(6,513)	(18,458)	(75,650)	153,883	—	(405,080)	(765,999)	(357,424)	(649,409)
Small Cap Growth Portfolio	38,983	—	(202,034)	(313,625)	(92,937)	24,485	(14,984)	—	(40,393)	—	(9,395)	64,772	23,999	—	(242,427)	(313,625)	(102,332)	89,257
SMID Cap Core Portfolio	—	—	(580,535)	(555,717)	(216,445)	(265,374)	100,528	—	13,848	(44,108)	(5,811)	(64,457)	100,528	—	(566,687)	(599,825)	(222,256)	(329,831)
Lazard Retirement Series, Inc.
International Equity Portfolio	13,063	—	(28,922)	(9,480)	(21,629)	58,003	(5,181)	—	1,521	—	(1,522)	5,182	7,882	—	(27,401)	(9,480)	(23,151)	63,185
Global Dynamic Multi Asset Portfolio	4,818	—	(52,228)	(155,152)	(12,411)	(48,856)	(704)	—	(15,707)	—	(1,867)	18,278	4,114	—	(67,935)	(155,152)	(14,278)	(30,578)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	674,542	—	(47,025)	(304,176)	(83,536)	206,279	(52,212)	—	7,352	—	(7,352)	52,212	622,330	—	(39,673)	(304,176)	(90,888)	258,491
ClearBridge Variable Mid Cap Portfolio	999,999	—	(351,634)	(458,601)	(330,014)	738,709	146,843	—	31,246	(56,722)	(18,602)	(102,765)	1,146,842	—	(320,388)	(515,323)	(348,616)	635,944
ClearBridge Variable Dividend Strategy Portfolio	900,228	—	(1,329,794)	(1,111,588)	(1,784,660)	(2,400,224)	476,274	—	(602,750)	(121,507)	(152,457)	400,440	1,376,502	—	(1,932,544)	(1,233,095)	(1,937,117)	(1,999,784)
ClearBridge Variable Small Cap Growth Portfolio	986,729	—	(289,125)	(104,387)	(189,175)	1,791,602	118,135	—	7,027	(29,285)	(4,754)	(91,123)	1,104,864	—	(282,098)	(133,672)	(193,929)	1,700,479
ClearBridge Variable Aggressive Growth Portfolio	17,478	—	(3,160)	(37,821)	(15,025)	3,537	1,289	—	3,160	—	(3,160)	(1,289)	18,767	—	—	(37,821)	(18,185)	2,248
Western Asset Variable Core Bond Plus Portfolio	3,828,856	—	(3,761,115)	(5,651,988)	(1,787,226)	466,802	1,888,317	—	(316,865)	(1,028,336)	(265,785)	(277,331)	5,717,173	—	(4,077,980)	(6,680,324)	(2,053,011)	189,471
ClearBridge Variable Large Cap Growth Portfolio	1,560,110	—	(1,098,799)	(1,600,555)	(557,699)	(907,923)	944,748	—	10,211	(301,049)	(147,883)	(506,027)	2,504,858	—	(1,088,588)	(1,901,604)	(705,582)	(1,413,950)
Pioneer Variable Contracts Trust
Fund Portfolio	235,755	—	(211,790)	(99,396)	(24,103)	121,345	(2,424)	—	774	—	(8,836)	10,486	233,331	—	(211,016)	(99,396)	(32,939)	131,831
Bond Portfolio	2,388,672	—	(2,389,074)	(3,418,673)	(1,231,413)	966,268	1,056,379	—	(147,110)	(558,467)	(154,475)	(196,327)	3,445,051	—	(2,536,184)	(3,977,140)	(1,385,888)	769,941
Strategic Income Portfolio	149,896	—	(309,402)	(553,767)	(321,322)	(1,359,250)	137,065	—	(111,019)	(106,789)	(18,119)	98,862	286,961	—	(420,421)	(660,556)	(339,441)	(1,260,388)
Equity Income Portfolio	447,560	—	(767,342)	(348,873)	(352,983)	(770,823)	71,958	—	18,209	—	(42,972)	(47,195)	519,518	—	(749,133)	(348,873)	(395,955)	(818,018)
High Yield Portfolio	1,962	—	(20,344)	(88,680)	(12,477)	(14,652)	2,757	—	(7,776)	—	(1,416)	6,435	4,719	—	(28,120)	(88,680)	(13,893)	(8,217)
Prudential Series Funds
Natural Resources Portfolio	6,540	—	(29,934)	—	(6,831)	(299,217)	(4,927)	—	1,479	—	(1,478)	4,926	1,613	—	(28,455)	—	(8,309)	(294,291)
Mid-Cap Growth Portfolio	8	—	(2,242)	(6,269)	(2,823)	431	175	—	35	—	(35)	(175)	183	—	(2,207)	(6,269)	(2,858)	256
PGIM Jennison Focused Blend Portfolio	(971)	—	—	—	(7,214)	(233,464)	1,018	—	158	—	(158)	(1,018)	47	—	158	—	(7,372)	(234,482)
PGIM Jennison Blend Portfolio	261,882	—	(158)	—	—	230,475	(5,037)	—	—	—	—	5,037	256,845	—	(158)	—	—	235,512
Royce Capital Fund
Micro-Cap Portfolio	518	—	(32,376)	(51,100)	(119)	(49,983)	15,925	—	10	(15,820)	(10)	(105)	16,443	—	(32,366)	(66,920)	(129)	(50,088)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	As Reported 12/31/2023						Misstatement						As Restated 12/31/2023
					Transfers	Interfund and Net					Transfers	Interfund and Net					Transfers	Interfund and Net
	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from
	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)
Small Cap Portfolio	28,763	—	(266,959)	(471,702)	(170,942)	(279,307)	82,566	—	1,739	(39,430)	(23,422)	(21,453)	111,329	—	(265,220)	(511,132)	(194,364)	(300,760)
Alps Fund
Alerian Energy Infrastructure Portfolio	951,555	—	(195,558)	(47,632)	(304,127)	(1,270,093)	(517,331)	—	(9,587)	—	74,882	452,036	434,224	—	(205,145)	(47,632)	(229,245)	(818,057)
Global Opportunity Portfolio	52,561	—	(61,677)	(91,906)	(21,694)	(70,289)	(16,487)	—	(46,632)	—	(2,358)	65,477	36,074	—	(108,309)	(91,906)	(24,052)	(4,812)
American Funds IS
Asset Allocation Fund	3,380,213	—	(2,202,822)	(3,869,743)	(3,395,930)	(10,965,409)	355,215	—	(17,532)	(227,307)	865,041	(975,417)	3,735,428	—	(2,220,354)	(4,097,050)	(2,530,889)	(11,940,826)
Washington Mutual Investors Fund	3,181,680	—	(1,223,542)	(1,891,775)	(1,220,978)	(221,825)	430,588	—	62,473	—	(226,986)	(266,075)	3,612,268	—	(1,161,069)	(1,891,775)	(1,447,964)	(487,900)
Ultra-Short Bond Fund	224,711	—	(2,246,731)	(500,294)	(1,488,220)	(6,116,849)	845,945	—	(92,643)	—	496,182	(1,249,484)	1,070,656	—	(2,339,374)	(500,294)	(992,038)	(7,366,333)
Capital Income Builder Fund	743,922	—	(507,184)	(413,302)	(310,646)	1,156,220	48,332	—	38,241	(18,523)	(89,425)	21,375	792,254	—	(468,943)	(431,825)	(400,071)	1,177,595
Global Growth Fund	1,311,579	—	(844,985)	(633,268)	(686,305)	2,730,818	138,722	—	(133,000)	—	(93,434)	87,712	1,450,301	—	(977,985)	(633,268)	(779,739)	2,818,530
Capital World Growth and Income Fund	482,982	—	(334,211)	(664,819)	(540,484)	(536,576)	195,967	—	(193,179)	(24,968)	(46,497)	68,677	678,949	—	(527,390)	(689,787)	(586,981)	(467,899)
Global Small Capitalization Fund	263,460	—	(284,530)	(107,125)	(75,200)	311,380	(33,799)	—	19,097	—	(20,549)	35,251	229,661	—	(265,433)	(107,125)	(95,749)	346,631
Growth Fund	1,590,243	—	(1,637,807)	(2,231,333)	(1,190,921)	(808,276)	2,189,035	—	(87,906)	(1,466,155)	(333,056)	(301,918)	3,779,278	—	(1,725,713)	(3,697,488)	(1,523,977)	(1,110,194)
Growth-Income Fund	4,872,688	—	(1,916,027)	(2,005,777)	(1,404,685)	(1,832,853)	675,235	—	(97,963)	(309,050)	(83,812)	(184,410)	5,547,923	—	(2,013,990)	(2,314,827)	(1,488,497)	(2,017,263)
International Fund	697,846	—	(180,538)	(358,776)	(199,707)	(1,020,373)	520,800	—	16,669	—	(42,882)	(494,587)	1,218,646	—	(163,869)	(358,776)	(242,589)	(1,514,960)
International Growth and Income Fund	730,247	—	(199,282)	(376,472)	(246,090)	(362,418)	67,658	—	14,655	(22,852)	(37,297)	(22,164)	797,905	—	(184,627)	(399,324)	(283,387)	(384,582)
New World Fund	1,610,409	—	(1,402,424)	(1,974,811)	(707,682)	(1,058,691)	539,055	—	(88,178)	(353,767)	(99,654)	2,544	2,149,464	—	(1,490,602)	(2,328,578)	(807,336)	(1,056,147)
U.S. Government Securities Fund	616,121	—	(762,984)	(1,256,019)	(945,445)	(4,967,713)	586,793	—	(14,108)	—	259,621	(832,306)	1,202,914	—	(777,092)	(1,256,019)	(685,824)	(5,800,019)
Global Balanced Fund	49,612	—	—	—	—	23,853	(31,837)	—	—	—	—	31,837	17,775	—	—	—	—	55,690
The Bond Fd of America Fund	25,155	—	—	—	—	213	(24,942)	—	—	—	—	24,942	213	—	—	—	—	25,155
Invesco Oppenheimer
International Growth Fund	2,081,683	—	(778,332)	(1,372,967)	(435,366)	(311,531)	548,784	—	7,132	(288,776)	(67,891)	(199,249)	2,630,467	—	(771,200)	(1,661,743)	(503,257)	(510,780)
T. Rowe Price
Blue Chip Growth Portfolio	3,864,425	—	(2,202,281)	(1,439,101)	(1,448,886)	(1,034,510)	1,000,420	—	69,544	(281,282)	(322,245)	(466,437)	4,864,845	—	(2,132,737)	(1,720,383)	(1,771,131)	(1,500,947)
Health Sciences Portfolio	2,534,407	—	(1,087,021)	(724,872)	(628,901)	2,066,818	161,140	—	9,524	—	(90,980)	(79,684)	2,695,547	—	(1,077,497)	(724,872)	(719,881)	1,987,134
Equity Income Portfolio	22,206	—	—	—	—	31,884	9,678	—	—	—	—	(9,678)	31,884	—	—	—	—	22,206
Mid-Cap Growth Portfolio	8,000	—	—	—	—	34,977	34,976	—	—	—	—	(34,976)	42,976	—	—	—	—	1
John Hancock Variable Insurance Trust
Financial Industries Portfolio	245,739	—	(27,488)	(6,442)	(74,665)	(172,846)	(44,049)	—	13,101	—	3,443	27,505	201,690	—	(14,387)	(6,442)	(71,222)	(145,341)
Fundamental All Cap Core Portfolio	550	—	(249)	—	(889)	(10,933)	50	—	249	—	(249)	(50)	600	—	—	—	(1,138)	(10,983)
Select Bond Portfolio	27,147	—	(775)	—	(6,649)	3,814	160	—	661	—	(661)	(160)	27,307	—	(114)	—	(7,310)	3,654
Strategic Income Opportunities Portfolio	54,473	—	(34,249)	—	(2,986)	21,474	(4,013)	—	3,131	—	(7,885)	8,767	50,460	—	(31,118)	—	(10,871)	30,241
Federated Hermes
High Income Bond Portfolio	88,980	—	(2,683)	—	(36,741)	211,549	(37,644)	—	2,621	—	(2,622)	37,645	51,336	—	(62)	—	(39,363)	249,194
Kaufmann Portfolio	430,902	—	(228,390)	(2,204,926)	(93,668)	1,858,482	(25,433)	—	(2,892)	—	(33,654)	61,979	405,469	—	(231,282)	(2,204,926)	(127,322)	1,920,461
Managed Volatility Portfolio	4,323	—	(1,088)	—	(2,472)	6,772	(423)	—	1,088	—	(1,089)	424	3,900	—	—	—	(3,561)	7,196
Principal Variable Contracts
Blue Chip Fund	59,580	—	(676)	—	(5,857)	282,148	97	—	676	—	(677)	(96)	59,677	—	—	—	(6,534)	282,052
Equity Income Fund	101,992	—	(42,665)	—	(3,921)	38,181	(2,377)	—	241	—	(241)	2,377	99,615	—	(42,424)	—	(4,162)	40,558
Diversified Balance Fund	105,309	—	(2,902)	—	(26,410)	1,344,203	1,225,150	—	2,902	—	(2,901)	(1,225,151)	1,330,459	—	—	—	(29,311)	119,052
Diversified Growth Fund	25,852	—	(2)	—	(1,289)	12,848	—	—	2	—	(2)	—	25,852	—	—	—	(1,291)	12,848
Diversified Income Fund	1,303	—	—	—	—	25,378	(1,303)	—	—	—	—	1,303	—	—	—	—	—	26,681

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•An annual maintenance fee is collected covering record keeping and other expenses incurred to maintaining the contracts.

•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity*	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	1.00%	0.35%	$0.00

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2023 and 2022 were as follows:

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$2,798,762	$4,028,717	$4,536,385	$6,114,865
High Income Portfolio	480,510	933,146	392,109	1,199,811
Equity-Income Portfolio	405,615	1,162,916	949,068	925,640
Growth Portfolio	873,567	1,467,691	915,737	1,127,041
Overseas Portfolio	601,811	931,005	569,689	815,435
Mid Cap Portfolio	2,551,744	3,201,563	3,739,395	4,022,540
Asset Manager Portfolio	28,757	166,614	99,080	38,035
Investment Grade Bond Portfolio	4,138,420	2,312,822	1,428,888	812,970
Index 500 Portfolio	602,211	2,855,539	815,310	2,738,755
Contrafund Portfolio	6,223,845	8,686,149	7,022,425	8,444,581
Asset Manager: Growth Portfolio	69,369	84,387	108,935	64,978
Balanced Portfolio	467,599	488,682	310,881	465,379
Growth & Income Portfolio	98,667	856,605	940,615	420,480
Growth Opportunities Portfolio	11,440,676	8,469,334	17,097,586	7,645,164
Value Strategies Portfolio	375,745	1,444,839	721,692	1,087,096
Strategic Income Portfolio	2,516,738	2,891,803	2,664,156	3,517,594
Emerging Markets Portfolio	864,784	959,215	1,340,446	1,403,624
Real Estate Portfolio	2,742,373	3,440,769	3,723,714	4,799,754
Funds Manager 50% Portfolio	593,676	794,960	3,212,151	2,488,161
Funds Manager 70% Portfolio	513,276	618,905	1,304,173	452,782
Funds Manager 85% Portfolio	141,263	381,135	1,148,444	395,970
Government Money Market Portfolio Service Class 2	186,144,001	136,117,384	22,791,619	15,671,459
International Capital Appreciation Portfolio	1,338,987	855,998	2,422,554	601,460
Energy Portfolio	3,408	6	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	1,261,585	1,102,945	2,680,021	1,279,148
Capital Appreciation Fund	207,543	219,627	489,140	660,978
International Fund	774,936	1,108,160	788,369	595,690
Value Fund	15,963,024	16,795,767	20,229,079	17,227,600
Disciplined Core Value Fund	710,330	1,129,249	3,732,382	2,402,032
Inflation Protection Fund	2,260,737	2,979,207	6,317,776	6,502,073
Large Company Value Fund	291,655	1,002,665	1,361,345	406,787
Mid Cap Value Fund	9,456,105	9,551,468	12,851,751	8,056,434
Ultra Fund	6,461,850	3,645,538	3,851,353	2,878,590
MFS Variable Insurance Trust
Research Series	22,261	61,940	216,063	249,244
Growth Series	246,166	281,943	210,613	344,641
Investors Trust Series	68,402	253,310	137,555	197,342
New Discovery Series	1,358,843	1,791,957	4,567,201	1,699,303
Corporate Bond Portfolio	1,658,533	1,707,696	1,116,977	1,728,686

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Equity Portfolio	722,176	778,618	1,398,184	514,180
Technology Portfolio	1,848,163	1,999,246	2,528,088	2,552,699
Global Tactical Allocation Portfolio	146,565	383,565	250,768	335,235
International Intrinsic Value Portfolio	3,062,830	2,653,256	1,904,772	2,647,754
Utilities Series Portfolio	3,184,745	4,686,544	8,725,773	4,062,792
Blended Research Core Equity Portfolio	1,442,535	533,926	2,176,129	475,475
Global Real Estate Portfolio	211,709	192,284	939,738	298,787
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	47,458	468,188	359,192	456,466
Mid-Cap Stock Portfolio	136,006	213,214	150,761	463,345
Bond-Debenture Portfolio	3,056,653	4,908,686	6,937,880	6,750,806
Fundamental Equity Portfolio	241,825	437,307	656,361	510,471
Developing Growth Portfolio	189,752	726,720	522,938	1,370,852
Short Duration Income Portfolio	4,158,295	6,527,146	7,805,389	10,566,727
Alger Fund
LargeCap Growth Portfolio	578,474	662,291	729,273	882,335
MidCap Growth Portfolio	335,051	827,163	574,253	630,748
Capital Appreciation Portfolio	709,952	579,737	327,663	931,036
SmallCap Growth Portfolio	4,332	51,571	112,935	49,986
Capital Appreciation Portfolio Class S	1,596,775	8,942,279	7,983,384	6,995,183
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	246,013	561,089	890,048	735,449
S&P 500 Index Portfolio	763,851	613,005	443,382	1,149,444
SRI Balanced Portfolio	1,292,754	1,452,600	2,025,712	829,549
Invesco Variable Insurance Funds
Technology Fund	573,924	332,381	373,109	361,976
Diversified Dividend Fund	1,023,803	1,690,350	3,863,025	1,138,398
Health Care Fund	21,783	248,973	226,288	145,661
Global Real Estate Fund	8,565	18,639	48,708	62,685
International Equity Fund	460,559	447,347	75,405	37,595
Main Street Mid Cap Fund	40,325	81,375	127,003	98,321
Core Bond Fund	—	—	1,168,603	4,895,820
Discovery Mid Cap Growth Fund	625,065	1,014,938	3,142,834	1,514,157
Global Fund	2,211,067	1,936,193	3,252,940	1,133,867
Main Street Fund	1,149,608	2,422,372	5,040,587	1,571,080
Main Street Small Cap Fund	6,344,227	4,353,894	3,576,206	2,169,625
Balanced-Risk Allocation Fund	18,157	51,523	509,176	205,464
Core Plus Bond Fund	712,182	1,016,872	5,049,794	761,994
Equity and Income Fund	1,887,101	2,177,021	4,398,582	1,769,301
Small Cap Equity Fund	1,612,651	719,215	2,174,202	617,005
Equally Weighted S&P 500 Fund	3,867,529	2,344,479	5,682,191	2,654,761
Growth and Income Fund	91,671	135,070	109,378	133,269
American Value Fund	30,486	28,675	64,591	44,402
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	135,871	250,584	127,636	286,189

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Core Portfolio	160,391	357,470	661,577	646,987
Rydex Variable Trust
Nova Fund	367,135	319,223	245,826	574,441
NASDAQ-100 Fund	1,212,404	723,469	133,510	1,012,080
U.S. Government Money Market Fund	173,457	67,465	402,045	273,612
Inverse S&P 500 Strategy Fund	14,881	87,686	186,231	1,022,226
Inverse NASDAQ-100 Strategy Fund	17,343	26,527	202,129	199,457
Inverse Government Long Bond Strategy Fund	702	7,642	45,546	42,936
Government Long Bond 1.2x Strategy	3,666	1,762	2,893	2,991
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	218,661	556,693	480,449	1,102,658
S&P 500 Pure Growth Fund	2,385,839	3,223,926	4,326,954	1,736,568
S&P MidCap 400 Pure Growth Fund	28,988	235,037	363,191	195,512
Guggenheim Variable Insurance Funds
Long Short Equity Fund	264,391	98,880	34,204	174,509
Multi-Hedge Strategies Fund	102,028	372,730	291,384	370,826
Global Managed Futures Strategy Fund	266,560	1,168,771	2,070,781	982,177
Small Cap Value Fund	981,374	1,208,243	2,213,042	1,511,203
ProFunds VP
Profund Access VP High Yield Fund	33,994	35,400	82,428	82,971
Asia 30	2,660	3,427	12,893	14,751
Banks	94,189	36,906	22,951	65,178
Materials	11,254	14,390	32,752	36,657
Bear	19	994	309	225
Biotechnology	140,202	135,123	196,126	187,892
Bull	486,533	324,863	301,609	422,226
Consumer Staples	55,789	108,358	96,835	103,128
Consumer Discretionary	24,441	17,419	34,835	60,697
Dow 30	59,368	29,092	111,348	17,192
Emerging Markets	82,640	52,332	26,440	31,311
Europe 30	16,342	19,494	22,328	23,204
Falling U.S. Dollar	39,080	39,846	17,659	18,281
Financials	2,025	3,901	11,889	20,828
Health Care	134,785	144,944	397,717	260,673
Industrials	123,887	69,419	47,722	70,412
International	1	4,096	1,599	4,586
Internet	136,730	170,996	209,993	132,762
Japan	—	9,087	9,825	12,358
Large-Cap Growth	319,241	188,435	278,827	567,748
Large-Cap Value	572,409	617,492	558,261	413,837
Mid-Cap	4,986	29,461	52,314	40,225
Mid-Cap Growth	20,912	59,953	96,732	47,168
Mid-Cap Value	20,058	39,660	43,647	24,160
Government Money Market	1,172,526	1,860,106	2,419,115	1,610,894
Energy	271,826	211,279	218,794	347,288
NASDAQ-100	150,853	217,614	241,240	378,429
Pharmaceuticals	6,670	1,656	14,693	20,313

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Precious Metals	227,471	224,029	440,559	476,392
Real Estate	25,380	19,642	96,311	163,495
Rising Rates Opportunity	2,706	5,472	5	1,719
Semiconductor	177,851	194,911	135,604	143,872
Short Dow 30	—	157	1,542	1,585
Short Emerging Markets	—	—	—	—
Short International	94	161	3,532	3,707
Short Mid-Cap	12	34	1,483	1,519
Short NASDAQ-100	—	—	—	—
Short Small-Cap	106	137	—	88
Small-Cap	5,056	21,914	64,319	59,168
Small-Cap Growth	32,013	37,844	45,145	51,093
Small-Cap Value	173,595	176,766	22,948	18,614
Technology	171,891	249,180	199,900	218,137
Communication Services	327	2,555	1,452	2,295
U.S. Government Plus	6,849	2,611	108,819	288,354
UltraBull	96,793	109,810	332,470	396,996
UltraMid-Cap	79,338	86,829	326,921	413,773
UltraNASDAQ-100	126,638	168,595	728,754	838,017
UltraShort Dow 30	—	67	—	217
UltraShort NASDAQ-100	—	58	—	359
UltraSmall-Cap	48,138	44,313	107,387	258,193
Utilities	10,511	60,672	247,251	117,367
VanEck Worldwide Insurance Trust
Global Resources Fund	1,572,755	3,314,985	4,369,860	2,930,542
Emerging Markets Fund	173,428	282,254	262,603	231,497
Emerging Markets Bond Fund	367,426	335,216	150,156	160,046
Janus Henderson Series
Global Technology and Innovation Portfolio	5,275,146	3,330,850	4,903,280	3,473,619
Overseas Portfolio	845,984	559,367	420,970	402,000
Research Portfolio	2,269	93,592	77,592	89,855
Enterprise Services Portfolio	8,675,137	6,002,530	9,920,383	5,262,165
Global Research Portfolio	509,223	716,962	980,783	657,843
Mid Cap Value Portfolio	694,497	711,500	1,869,359	1,320,041
Balanced Portfolio	10,550,429	18,070,837	19,058,726	13,299,228
Flexible Bond Portfolio	747,447	1,183,348	1,360,218	3,185,756
PIMCO Variable Insurance Trust
Total Return Portfolio	4,117,217	6,820,547	6,087,616	11,810,957
Low Duration Portfolio	4,911,091	7,211,343	7,654,510	12,176,513
High Yield Portfolio	11,317,354	9,096,326	8,682,446	8,618,191
Real Return Portfolio	2,652,860	5,697,569	8,825,800	8,130,017
All Asset Portfolio	310,220	626,600	1,541,892	1,425,717
Global Managed Asset Allocation Portfolio	84,504	54,992	227,448	136,894
Short-Term Portfolio	16,090,542	28,270,844	38,308,450	25,075,722
Emerging Markets Bond Portfolio	123,822	308,495	306,886	288,219
Global Bond Opportunities Portfolio	4,975	35,085	68,804	54,459
Commodity Real Return Strategy Portfolio	2,840,901	2,518,249	7,159,941	4,434,405
International Bond (USD-Hedged) Portfolio	416,937	315,206	598,811	570,205
Dynamic Bond Adv Portfolio	777,188	925,834	942,175	992,413

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Income Advisor Portfolio	5,977,234	6,398,447	4,689,131	5,182,211
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	332,171	434,708	453,901	745,576
Large Cap Value Fund	39,207	440,558	393,398	371,542
Mid Cap Value Fund	266,439	764,116	655,013	743,105
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	207,133	338,949	170,790	281,736
AMT Mid Cap Intrinsic Value Portfolio	15,893	204,897	211,674	335,194
BNY Mellon Variable Investment Fund
Appreciation Portfolio	404,307	485,473	208,226	340,342
Sustainable U.S. Equity Portfolio	3,081	2,352	1,561	295
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	10,713	14,219	19,243	21,969
Emerging Markets Equity Portfolio	120,538	131,197	146,518	152,129
Discovery Portfolio	703	13,035	29,074	6,006
U.S. Real Estate Portfolio	14,558	27,652	33,987	25,472
Northern Lights Variable Trust
Power Dividend Index Fund	57,395	63,901	20,085	48,952
AB Variable Products Series
Dynamic Asset Allocation Portfolio	73,734	259,891	1,071,093	432,170
Small Cap Growth Portfolio	31,721	30,075	12,727	269
Discovery Value Portfolio	2,145,398	1,780,150	3,598,281	1,794,848
BlackRock Variable Series Fund, Inc.
Basic Value Fund	854,040	1,372,249	1,899,270	789,479
Capital Appreciation Fund	36,395	130,914	67,192	463,372
Equity Dividend Fund	4,152,679	10,598,187	8,886,644	5,680,794
Global Allocation Fund	1,311,917	2,733,737	943,976	2,755,353
Advantage Large Cap Core Fund	57,783	138,604	92,934	118,580
Large Cap Focus Growth Fund	3,768,056	3,169,704	2,723,555	3,238,699
60/40 Target Allocation ETF Fund	1,335,001	2,460,215	2,250,211	1,969,987
Total Return Fund	220,790	70,265	91,967	158,716
S&P 500 Fund	131,283	156,629	133,563	148,512
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	5,128,583	3,575,350	2,655,341	1,799,756
Dividend Opportunity Portfolio	1,705,772	3,565,433	6,093,594	2,306,039
Emerging Markets Bond Portfolio	367,231	862,489	397,189	885,845
High Yield Portfolio	2,965,865	1,230,282	1,100,375	2,089,581
Select Large-Cap Value Portfolio	10,452,868	5,168,374	4,283,886	1,515,207
Seligman Global Tech Portfolio	6,713,835	3,733,679	7,034,128	3,577,006
US Government Mortgage Portfolio	80,588	226,005	463,733	1,612,922
Strategic Income Portfolio	731,632	372,354	1,354,086	1,116,154

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Emerging Markets Portfolio	100,227	24,466	163,762	47,379
Select Mid Cap Value Portfolio	103,837	152	—	—
Small Cap Value Portfolio	75,129	72	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	11,800,323	9,558,314	12,932,764	11,019,956
Small Cap Index Portfolio	1,539,198	1,983,316	2,964,777	1,362,037
Alternative Asset Allocation Portfolio	160,112	248,651	437,199	315,004
Global Small Cap Portfolio	4,360	71,665	65,658	57,741
Small Mid Cap Value Portfolio	393,721	764,590	190,536	914,840
CROCI US Portfolio	4,510	7,946	6,595	12,101
High Income Portfolio	485,518	287,163	404,173	204,780
Eaton Vance Variable Trust
Floating Rate Income Portfolio	6,930,353	5,872,613	14,011,974	13,128,335
Delaware Variable Insurance Portfolios
Total Return Portfolio	13,577	55,854	20,032	57,976
International Portfolio	27,345	187,311	213,625	141,793
Opportunity Portfolio	739,297	2,037,529	1,021,334	1,615,018
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	538,675	984,849	713,921	1,156,428
Income Fund	7,893,932	7,253,774	9,250,294	5,714,900
Global Bond Fund	2,092,091	5,765,427	2,256,207	5,773,796
Foreign Fund	5,250,144	9,519,322	5,062,383	5,290,175
Developing Markets Fund	121,765	394,639	747,464	345,956
Mutual Global Discovery Fund	405,297	1,026,404	645,423	1,397,654
Rising Dividends Fund	7,826,584	5,741,428	7,472,566	4,282,207
DynaTech 2 Fund	2,940,768	1,888,694	3,963,122	1,330,391
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	8,437	362,493
Global Real Estate Fund	—	—	—	—
VolSmart Allocation Fund	74,924	40	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	113,849	663,511	380,865	511,635
Balanced Portfolio	98,041	783,065	2,634,037	827,276
Global Equity Portfolio	113,680	122,620	281,142	172,479
Energy Portfolio	323,015	675,805	118,310	873,355
Global Bond Portfolio	—	—	68,026	539,166
Natural Resources Portfolio	58,721	124,519	24,628	292,219
Growth Portfolio	343,164	1,022,366	1,063,298	1,082,651
High Income Portfolio	1,407,556	1,812,070	1,158,281	2,195,501
International Core Equity Portfolio	183,686	1,422,438	1,064,976	1,335,377
Global Growth Portfolio	126,748	172,563	133,761	151,464
Mid Cap Growth Portfolio	1,244,028	2,049,770	3,037,109	2,525,135
Science and Technology Portfolio	1,157,877	2,646,076	2,956,558	2,271,176

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales
Small Cap Growth Portfolio	791,494	762,981	1,328,159	1,155,965
SMID Cap Core Portfolio	1,126,970	1,934,052	2,757,255	1,920,062
Lazard Retirement Series, Inc.
International Equity Portfolio	151,199	140,289	384,233	122,440
Global Dynamic Multi Asset Portfolio	69,562	295,750	122,642	219,204
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,620,709	1,083,159	830,712	763,184
ClearBridge Variable Mid Cap Portfolio	2,550,332	2,039,740	7,388,324	4,250,427
ClearBridge Variable Dividend Strategy Portfolio	7,868,436	8,350,797	8,332,997	7,589,164
ClearBridge Variable Small Cap Growth Portfolio	3,843,617	1,743,419	2,911,137	1,431,013
ClearBridge Variable Aggressive Growth Portfolio	110,212	76,232	125,737	73,468
Western Asset Variable Core Bond Plus Portfolio	11,067,479	16,584,664	13,741,401	15,563,735
ClearBridge Variable Large Cap Growth Portfolio	4,397,567	7,099,984	6,273,695	2,692,426
Pioneer Variable Contracts Trust
Fund Portfolio	837,973	764,796	1,272,282	391,474
Bond Portfolio	7,425,916	10,050,025	8,015,677	8,584,549
Strategic Income Portfolio	882,806	3,032,026	3,191,900	3,300,055
Equity Income Portfolio	1,797,957	2,752,435	3,027,466	3,066,973
High Yield Portfolio	43,111	154,939	48,468	251,895
Prudential Series Funds
Natural Resources Portfolio	173,775	512,617	1,159,049	839,043
Mid-Cap Growth Portfolio	1,397	13,940	8,894	38,794
PGIM Jennison Focused Blend Portfolio	757	248,105	7,402	12,283
PGIM Jennison Blend Portfolio	809,071	317,163	—	—
Royce Capital Fund
Micro-Cap Portfolio	21,486	157,805	143,381	18,942
Small Cap Portfolio	1,078,348	1,694,138	1,181,409	1,665,521
Alps Fund
Alerian Energy Infrastructure Portfolio	2,610,382	3,328,583	5,797,259	2,897,102
Global Opportunity Portfolio	196,645	409,905	813,678	482,975
American Funds IS
Asset Allocation Fund	11,345,005	24,288,887	23,244,582	16,885,002
Washington Mutual Investors Fund	7,774,614	8,495,405	22,280,144	8,818,775
Ultra-Short Bond Fund	4,474,836	13,998,759	25,550,460	17,300,178
Capital Income Builder Fund	3,472,982	2,527,797	4,228,852	3,491,761
Global Growth Fund	8,523,492	4,774,485	8,190,727	5,222,397
Capital World Growth and Income Fund	1,952,664	3,472,360	7,424,947	2,310,869
Global Small Capitalization Fund	916,854	808,449	3,313,568	1,075,396
Growth Fund	12,294,380	13,923,704	22,853,107	9,860,709
Growth-Income Fund	14,199,028	13,319,797	19,601,857	10,971,861
International Fund	2,485,784	3,566,368	3,691,879	1,503,140
International Growth and Income Fund	1,581,978	1,951,986	5,786,973	1,804,549
New World Fund	3,546,403	7,102,362	8,310,285	3,930,693
U.S. Government Securities Fund	3,551,524	10,515,194	18,374,389	24,378,965
Global Balanced Fund	73,636	47	—	—
The Bond Fd of America Fund	26,072	26	—	—
Invesco Oppenheimer
International Growth Fund	3,963,412	4,984,843	8,752,842	2,419,864

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023		2022
Portfolio	Purchases	Sales	Purchases	Sales

T. Rowe Price
Blue Chip Growth Portfolio	9,119,476	12,127,979	13,643,178	8,380,428
Health Sciences Portfolio	7,250,196	4,285,793	6,650,145	4,790,891
Equity Income Portfolio	55,149	19	—	—
Mid-Cap Growth Portfolio	45,635	39	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	893,601	812,643	2,449,183	1,889,096
Fundamental All Cap Core Portfolio	27,023	14,672	77,188	277,507
Select Bond Portfolio	59,686	30,445	16,332	62,255
Strategic Income Opportunities Portfolio	126,506	74,433	243,806	368,539
Federated Hermes
High Income Bond Portfolio	639,313	321,370	1,296,216	658,203
Kaufmann Portfolio	2,868,656	3,174,877	2,610,622	888,399
Managed Volatility Portfolio	16,482	8,074	158,238	96,961
Principal Variable Contracts
Blue Chip Fund	707,936	380,079	671,612	230,091
Equity Income Fund	194,701	80,172	439,226	187,672
Diversified Balance Fund	1,635,164	158,492	438,157	77,009
Diversified Growth Fund	67,288	11,978	25,766	29,799
Diversified Income Fund	30,665	1,115	32,575	684,427

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2023 and 2022 were as follows:

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	240,337	366,960	(126,623)	442,969	650,126	(207,157)
High Income Portfolio	19,759	60,770	(41,011)	9,309	61,094	(51,785)
Equity-Income Portfolio	4,767	30,851	(26,084)	19,162	22,970	(3,808)
Growth Portfolio	8,063	20,076	(12,013)	3,413	13,133	(9,720)
Overseas Portfolio	22,940	38,597	(15,657)	22,171	31,724	(9,553)
Mid Cap Portfolio	119,530	143,845	(24,315)	155,007	192,408	(37,401)
Asset Manager Portfolio	(116)	4,082	(4,198)	519	640	(121)
Investment Grade Bond Portfolio	424,352	188,963	235,389	121,741	58,975	62,766
Index 500 Portfolio	16,108	86,544	(70,436)	15,839	69,194	(53,355)
Contrafund Portfolio	227,065	337,961	(110,896)	270,839	321,607	(50,768)
Asset Manager: Growth Portfolio	2,039	2,508	(469)	1,204	1,541	(337)
Balanced Portfolio	9,646	12,000	(2,354)	1,029	10,977	(9,948)
Growth & Income Portfolio	351	23,402	(23,051)	24,539	10,987	13,552
Growth Opportunities Portfolio	852,540	593,204	259,336	927,671	521,766	405,905
Value Strategies Portfolio	15,212	56,930	(41,718)	17,552	37,530	(19,978)
Strategic Income Portfolio	188,657	252,964	(64,307)	199,183	295,466	(96,283)
Emerging Markets Portfolio	85,984	80,888	5,096	110,387	124,675	(14,288)
Real Estate Portfolio	241,670	335,533	(93,863)	194,934	285,264	(90,330)
Funds Manager 50% Portfolio	42,841	63,131	(20,290)	124,509	154,452	(29,943)
Funds Manager 70% Portfolio	30,421	34,306	(3,885)	21,315	23,305	(1,990)
Funds Manager 85% Portfolio	5,828	18,680	(12,852)	42,179	21,021	21,158
Government Money Market Portfolio Service Class 2	18,517,834	13,391,108	5,126,726	2,355,584	1,597,485	758,099
International Capital Appreciation Portfolio	125,151	75,122	50,029	195,577	50,084	145,493
Energy Portfolio	347	—	347	—	—	—
American Century Variable Portfolios, Inc.
Balanced Fund	90,746	77,125	13,621	179,457	91,264	88,193
Capital Appreciation Fund	4,382	3,808	574	4,253	12,115	(7,862)
International Fund	37,236	54,237	(17,001)	14,755	25,030	(10,275)
Value Fund	764,805	1,024,975	(260,170)	704,343	747,204	(42,861)
Disciplined Core Value Fund	56,098	78,374	(22,276)	157,327	160,767	(3,440)
Inflation Protection Fund	228,172	312,602	(84,430)	556,536	630,915	(74,379)
Large Company Value Fund	10,664	45,560	(34,896)	55,872	16,461	39,411
Mid Cap Value Fund	367,040	512,825	(145,785)	364,940	323,645	41,295
Ultra Fund	190,779	89,980	100,799	120,130	89,944	30,186
MFS Variable Insurance Trust
Research Series	51	1,321	(1,270)	3,825	6,040	(2,215)
Growth Series	2,451	5,008	(2,557)	621	6,548	(5,927)
Investors Trust Series	1,354	7,034	(5,680)	2,615	5,305	(2,690)
New Discovery Series	89,937	88,113	1,824	109,671	75,095	34,576
Corporate Bond Portfolio	140,872	152,923	(12,051)	66,707	155,269	(88,562)
Emerging Markets Equity Portfolio	90,449	91,567	(1,118)	98,453	51,190	47,263
Technology Portfolio	72,927	77,845	(4,918)	92,170	79,307	12,863
Global Tactical Allocation Portfolio	12,012	30,639	(18,627)	12,370	26,127	(13,757)
International Intrinsic Value Portfolio	161,959	154,621	7,338	78,846	128,113	(49,267)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Utilities Series Portfolio	146,324	282,969	(136,645)	442,956	221,542	221,414
Blended Research Core Equity Portfolio	59,698	26,923	32,775	93,060	27,100	65,960
Global Real Estate Portfolio	20,201	23,066	(2,865)	72,823	26,629	46,194
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	409	15,738	(15,329)	7,493	15,352	(7,859)
Mid-Cap Stock Portfolio	3,337	6,084	(2,747)	1,633	14,036	(12,403)
Bond-Debenture Portfolio	254,530	479,008	(224,478)	479,976	515,858	(35,882)
Fundamental Equity Portfolio	11,692	23,167	(11,475)	24,375	29,363	(4,988)
Developing Growth Portfolio	15,066	48,307	(33,241)	36,052	56,247	(20,195)
Short Duration Income Portfolio	421,191	698,651	(277,460)	732,907	1,022,856	(289,949)
Alger Fund
LargeCap Growth Portfolio	18,434	18,854	(420)	14,832	25,208	(10,376)
MidCap Growth Portfolio	11,978	27,304	(15,326)	13,847	18,892	(5,045)
Capital Appreciation Portfolio	16,452	13,490	2,962	2,704	19,424	(16,720)
SmallCap Growth Portfolio	157	1,403	(1,246)	457	1,602	(1,145)
Capital Appreciation Portfolio Class S	143,360	362,324	(218,964)	233,298	248,525	(15,227)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	18,735	33,192	(14,457)	20,646	35,596	(14,950)
S&P 500 Index Portfolio	22,103	19,583	2,520	13,386	50,212	(36,826)
SRI Balanced Portfolio	88,284	98,187	(9,903)	110,446	60,161	50,285
Invesco Variable Insurance Funds
Technology Fund	16,737	9,726	7,011	2,437	10,377	(7,940)
Diversified Dividend Fund	74,687	151,544	(76,857)	309,093	81,646	227,447
Health Care Fund	930	7,427	(6,497)	2,735	4,061	(1,326)
Global Real Estate Fund	721	1,642	(921)	3,329	4,496	(1,167)
International Equity Fund	38,112	37,370	742	4,693	2,588	2,105
Main Street Mid Cap Fund	2,566	4,591	(2,025)	2,256	2,916	(660)
Core Bond Fund	—	—	—	95,588	473,779	(378,191)
Discovery Mid Cap Growth Fund	41,442	54,124	(12,682)	83,769	74,629	9,140
Global Fund	108,989	134,098	(25,109)	154,831	78,369	76,462
Main Street Fund	49,228	148,907	(99,679)	80,025	86,151	(6,126)
Main Street Small Cap Fund	421,981	285,805	136,176	164,406	132,753	31,653
Balanced-Risk Allocation Fund	2,263	5,416	(3,153)	49,202	22,061	27,141
Core Plus Bond Fund	80,957	124,078	(43,121)	566,992	83,408	483,584
Equity and Income Fund	139,082	198,892	(59,810)	388,926	182,599	206,327
Small Cap Equity Fund	182,560	81,744	100,816	207,765	75,023	132,742
Equally Weighted S&P 500 Fund	326,523	215,473	111,050	557,749	277,536	280,213
Growth and Income Fund	1,677	6,215	(4,538)	1,322	4,137	(2,815)
American Value Fund	402	1,210	(808)	1,747	1,777	(30)
Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio	8,535	21,457	(12,922)	7,397	22,091	(14,694)
Small Cap Core Portfolio	4,007	10,539	(6,532)	4,534	15,845	(11,311)
Rydex Variable Trust
Nova Fund	8,104	6,848	1,256	3,760	11,971	(8,211)
NASDAQ-100 Fund	17,809	9,848	7,961	1,578	14,154	(12,576)
U.S. Government Money Market Fund	634	7,342	(6,708)	52,225	36,528	15,697
Inverse S&P 500 Strategy Fund	18,688	123,387	(104,699)	261,155	1,525,075	(1,263,920)
Inverse NASDAQ-100 Strategy Fund	72,580	116,977	(44,397)	821,072	745,243	75,829
Inverse Government Long Bond Strategy Fund	294	3,288	(2,994)	21,422	19,329	2,093
Government Long Bond 1.2x Strategy	102	72	30	85	67	18
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	12,956	28,737	(15,781)	10,052	47,685	(37,633)
S&P 500 Pure Growth Fund	173,789	221,971	(48,182)	210,069	89,423	120,646
S&P MidCap 400 Pure Growth Fund	5,649	18,272	(12,623)	6,797	10,707	(3,910)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	20,869	6,785	14,084	2,506	12,152	(9,646)
Multi-Hedge Strategies Fund	19,275	45,270	(25,995)	22,811	31,344	(8,533)
Global Managed Futures Strategy Fund	25,213	120,544	(95,331)	198,900	96,381	102,519
Small Cap Value Fund	42,437	68,347	(25,910)	125,782	91,321	34,461
ProFunds VP
Profund Access VP High Yield Fund	2,548	2,687	(139)	5,805	5,950	(145)
Asia 30	36	223	(187)	565	1,249	(684)
Banks	16,073	7,170	8,903	4,232	10,159	(5,927)
Materials	605	751	(146)	1,808	2,015	(207)
Bear	—	1,010	(1,010)	396	38	358
Biotechnology	3,479	4,144	(665)	3,765	4,551	(786)
Bull	17,870	15,043	2,827	7,876	17,267	(9,391)
Consumer Staples	1,823	4,673	(2,850)	3,761	4,036	(275)
Consumer Discretionary	795	570	225	1,034	2,064	(1,030)
Dow 30	3,124	1,266	1,858	3,717	725	2,992
Emerging Markets	14,924	9,704	5,220	4,952	5,633	(681)
Europe 30	1,479	1,807	(328)	1,486	1,736	(250)
Falling U.S. Dollar	10,505	10,906	(401)	4,203	4,174	29
Financials	109	312	(203)	312	1,139	(827)
Health Care	3,794	5,008	(1,214)	12,257	7,855	4,402
Industrials	5,190	3,155	2,035	2,226	3,249	(1,023)
International	—	506	(506)	—	609	(609)
Internet	3,263	4,938	(1,675)	3,490	3,608	(118)
Japan	—	699	(699)	500	903	(403)
Large-Cap Growth	6,060	6,456	(396)	3,313	14,812	(11,499)
Large-Cap Value	29,908	34,518	(4,610)	33,723	23,843	9,880
Mid-Cap	301	1,599	(1,298)	1,432	1,789	(357)
Mid-Cap Growth	1,038	2,804	(1,766)	1,310	1,171	139
Mid-Cap Value	801	2,184	(1,383)	1,766	1,229	537
Government Money Market	146,515	249,053	(102,538)	302,612	185,081	117,531
Energy	25,649	19,811	5,838	22,157	34,850	(12,693)
NASDAQ-100	3,562	4,919	(1,357)	3,779	7,595	(3,816)
Pharmaceuticals	271	36	235	611	954	(343)
Precious Metals	61,425	62,241	(816)	91,665	101,224	(9,559)
Real Estate	1,015	1,367	(352)	6,500	11,524	(5,024)
Rising Rates Opportunity	1,792	3,336	(1,544)	2	1,191	(1,189)
Semiconductor	4,756	5,223	(467)	4,243	4,549	(306)
Short Dow 30	—	194	(194)	2,052	2,020	32
Short Emerging Markets	—	—	—	—	—	—
Short International	—	17	(17)	1,657	1,649	8
Short Mid-Cap	—	—	—	2,099	2,066	33
Short NASDAQ-100	—	—	—	—	—	—
Short Small-Cap	1	142	(141)	—	50	(50)
Small-Cap	362	1,308	(946)	1,928	2,632	(704)
Small-Cap Growth	1,497	1,828	(331)	500	1,453	(953)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Small-Cap Value	11,467	11,845	(378)	335	931	(596)
Technology	3,299	5,612	(2,313)	3,126	4,568	(1,442)
Communication Services	27	223	(196)	91	155	(64)
U.S. Government Plus	396	153	243	7,269	19,275	(12,006)
UltraBull	3,295	3,213	82	4,086	10,963	(6,877)
UltraMid-Cap	3,781	3,684	97	6,064	15,320	(9,256)
UltraNASDAQ-100	1,048	1,270	(222)	2,680	5,501	(2,821)
UltraShort Dow 30	—	906	(906)	—	2,882	(2,882)
UltraShort NASDAQ-100	1	5,291	(5,290)	—	27,978	(27,978)
UltraSmall-Cap	4,773	4,290	483	6,668	18,921	(12,253)
Utilities	493	3,146	(2,653)	11,799	5,437	6,362
VanEck Worldwide Insurance Trust
Global Resources Fund	146,839	262,914	(116,075)	332,867	193,485	139,382
Emerging Markets Fund	5,142	9,588	(4,446)	2,278	6,873	(4,595)
Emerging Markets Bond Fund	24,935	23,592	1,343	9,203	10,919	(1,716)
Janus Henderson Series
Global Technology and Innovation Portfolio	146,196	82,717	63,479	114,207	110,383	3,824
Overseas Portfolio	62,212	37,718	24,494	34,345	36,280	(1,935)
Research Portfolio	112	3,073	(2,961)	1,375	3,136	(1,761)
Enterprise Services Portfolio	388,413	310,468	77,945	236,031	211,747	24,284
Global Research Portfolio	19,864	38,684	(18,820)	48,694	29,044	19,650
Mid Cap Value Portfolio	34,457	39,211	(4,754)	99,048	78,212	20,836
Balanced Portfolio	557,360	952,458	(395,098)	933,164	718,877	214,287
Flexible Bond Portfolio	90,493	148,852	(58,359)	107,480	301,546	(194,066)
PIMCO Variable Insurance Trust
Total Return Portfolio	416,692	719,699	(303,007)	459,478	1,027,128	(567,650)
Low Duration Portfolio	692,081	996,778	(304,697)	748,901	1,236,412	(487,511)
High Yield Portfolio	835,101	704,034	131,067	617,310	628,500	(11,190)
Real Return Portfolio	407,001	742,785	(335,784)	649,865	728,227	(78,362)
All Asset Portfolio	21,701	49,474	(27,773)	84,617	101,794	(17,177)
Global Managed Asset Allocation Portfolio	6,284	4,616	1,668	3,377	10,386	(7,009)
Short-Term Portfolio	1,869,237	3,224,922	(1,355,685)	3,792,873	2,483,581	1,309,292
Emerging Markets Bond Portfolio	6,942	30,801	(23,859)	20,923	24,541	(3,618)
Global Bond Opportunities Portfolio	518	4,129	(3,611)	7,316	5,728	1,588
Commodity Real Return Strategy Portfolio	330,539	410,567	(80,028)	546,772	491,904	54,868
International Bond (USD-Hedged) Portfolio	37,123	36,604	519	54,852	51,375	3,477
Dynamic Bond Adv Portfolio	74,933	94,340	(19,407)	65,710	93,656	(27,946)
Income Advisor Portfolio	545,414	697,275	(151,861)	347,928	473,060	(125,132)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	13,945	19,755	(5,810)	21,143	31,829	(10,686)
Large Cap Value Fund	912	19,846	(18,934)	13,093	14,969	(1,876)
Mid Cap Value Fund	5,842	23,095	(17,253)	4,465	20,996	(16,531)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	6,202	8,855	(2,653)	964	7,432	(6,468)
AMT Mid Cap Intrinsic Value Portfolio	366	9,060	(8,694)	6,767	13,879	(7,112)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	14,369	18,171	(3,802)	4,503	12,134	(7,631)
Sustainable U.S. Equity Portfolio	42	75	(33)	15	1	14
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	738	1,122	(384)	1,238	1,580	(342)
Emerging Markets Equity Portfolio	10,535	11,763	(1,228)	11,033	12,607	(1,574)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Discovery Portfolio	40	503	(463)	147	163	(16)
U.S. Real Estate Portfolio	1,243	2,351	(1,108)	1,385	1,678	(293)
Northern Lights Variable Trust
Power Dividend Index Fund	5,236	6,082	(846)	954	3,826	(2,872)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	7,764	20,648	(12,884)	10,243	32,598	(22,355)
Small Cap Growth Portfolio	1,196	1,211	(15)	226	1	225
Discovery Value Portfolio	85,215	90,683	(5,468)	132,909	96,230	36,679
BlackRock Variable Series Fund, Inc.
Basic Value Fund	37,274	76,703	(39,429)	87,310	37,873	49,437
Capital Appreciation Fund	430	3,814	(3,384)	1,040	16,105	(15,065)
Equity Dividend Fund	163,745	488,209	(324,464)	296,502	273,145	23,357
Global Allocation Fund	86,102	194,316	(108,214)	58,567	181,372	(122,805)
Advantage Large Cap Core Fund	1,975	4,512	(2,537)	2,800	4,083	(1,283)
Large Cap Focus Growth Fund	125,992	148,086	(22,094)	125,938	121,798	4,140
60/40 Target Allocation ETF Fund	66,288	158,295	(92,007)	160,306	145,299	15,007
Total Return Fund	19,756	7,820	11,936	6,769	14,202	(7,433)
S&P 500 Fund	3,446	9,297	(5,851)	2,804	8,688	(5,884)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	252,005	168,747	83,258	143,429	83,363	60,066
Dividend Opportunity Portfolio	121,547	211,716	(90,169)	369,225	135,213	234,012
Emerging Markets Bond Portfolio	41,268	105,009	(63,741)	22,265	82,558	(60,293)
High Yield Portfolio	217,787	94,696	123,091	70,284	160,674	(90,390)
Select Large-Cap Value Portfolio	760,244	401,803	358,441	285,615	105,629	179,986
Seligman Global Tech Portfolio	303,030	171,870	131,160	240,186	202,825	37,361
US Government Mortgage Portfolio	7,812	25,294	(17,482)	49,170	171,504	(122,334)
Strategic Income Portfolio	72,058	38,857	33,201	112,577	108,178	4,399
Emerging Markets Portfolio	13,672	603	13,069	13,432	6,395	7,037
Select Mid Cap Value Portfolio	9,820	—	9,820	—	—	—
Small Cap Value Portfolio	6,827	—	6,827	—	—	—
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	402,667	368,058	34,609	467,758	419,352	48,406
Small Cap Index Portfolio	82,657	99,612	(16,955)	97,205	78,698	18,507
Alternative Asset Allocation Portfolio	14,450	27,875	(13,425)	29,705	26,266	3,439
Global Small Cap Portfolio	1,570	6,053	(4,483)	1,598	3,868	(2,270)
Small Mid Cap Value Portfolio	22,171	52,611	(30,440)	6,196	50,917	(44,721)
CROCI US Portfolio	154	365	(211)	119	597	(478)
High Income Portfolio	58,839	40,029	18,810	42,315	21,782	20,533
Eaton Vance Variable Trust
Floating Rate Income Portfolio	469,818	496,094	(26,276)	1,149,414	1,142,039	7,375
Delaware Variable Insurance Portfolios
Total Return Portfolio	942	4,141	(3,199)	1	4,098	(4,097)
International Portfolio	1,417	12,665	(11,248)	8,779	10,749	(1,970)
Opportunity Portfolio	44,262	159,147	(114,885)	18,533	96,283	(77,750)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	10,987	61,437	(50,450)	4,548	64,827	(60,279)
Income Fund	375,297	496,592	(121,295)	539,896	375,348	164,548
Global Bond Fund	462,071	863,632	(401,561)	265,267	630,690	(365,423)
Foreign Fund	597,878	1,015,507	(417,629)	404,144	467,301	(63,157)
Developing Markets Fund	11,747	40,752	(29,005)	52,192	32,427	19,765
Mutual Global Discovery Fund	30,935	80,493	(49,558)	9,938	79,043	(69,105)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Rising Dividends Fund	238,084	271,872	(33,788)	220,618	186,467	34,151
DynaTech 2 Fund	304,766	164,084	140,682	395,236	192,305	202,931
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—	29	31,199	(31,170)
Global Real Estate Fund	—	—	—	—	—	—
VolSmart Allocation Fund	6,972	—	6,972	—	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	7,614	46,044	(38,430)	8,373	33,475	(25,102)
Balanced Portfolio	5,289	41,388	(36,099)	4,636	41,864	(37,228)
Global Equity Portfolio	4,152	5,675	(1,523)	1,337	8,406	(7,069)
Energy Portfolio	55,689	103,405	(47,716)	6,333	112,833	(106,500)
Global Bond Portfolio	—	—	—	3,720	49,248	(45,528)
Natural Resources Portfolio	6,627	15,082	(8,455)	1,473	34,163	(32,690)
Growth Portfolio	2,640	30,741	(28,101)	7,705	31,108	(23,403)
High Income Portfolio	102,974	173,761	(70,787)	43,151	170,639	(127,488)
International Core Equity Portfolio	23,769	108,466	(84,697)	30,149	91,331	(61,182)
Global Growth Portfolio	541	8,706	(8,165)	524	7,216	(6,692)
Mid Cap Growth Portfolio	21,347	86,640	(65,293)	34,321	94,784	(60,463)
Science and Technology Portfolio	21,418	84,642	(63,224)	46,945	74,825	(27,880)
Small Cap Growth Portfolio	17,615	45,288	(27,673)	17,031	53,943	(36,912)
SMID Cap Core Portfolio	30,901	110,952	(80,051)	28,829	88,090	(59,261)
Lazard Retirement Series, Inc.
International Equity Portfolio	10,701	9,781	920	17,241	8,507	8,734
Global Dynamic Multi Asset Portfolio	7,180	28,087	(20,907)	3,713	14,723	(11,010)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	106,649	59,538	47,111	62,040	63,639	(1,599)
ClearBridge Variable Mid Cap Portfolio	153,556	128,545	25,011	326,675	218,813	107,862
ClearBridge Variable Dividend Strategy Portfolio	137,423	361,186	(223,763)	215,366	312,460	(97,094)
ClearBridge Variable Small Cap Growth Portfolio	197,305	74,354	122,951	151,722	71,504	80,218
ClearBridge Variable Aggressive Growth Portfolio	3,251	6,257	(3,006)	2,261	5,466	(3,205)
Western Asset Variable Core Bond Plus Portfolio	1,651,999	2,360,203	(708,204)	1,330,663	1,537,819	(207,156)
ClearBridge Variable Large Cap Growth Portfolio	443,637	563,831	(120,194)	355,675	166,109	189,566
Pioneer Variable Contracts Trust
Fund Portfolio	25,002	20,409	4,593	37,917	14,495	23,422
Bond Portfolio	1,033,820	1,356,386	(322,566)	579,974	736,059	(156,085)
Strategic Income Portfolio	191,556	404,679	(213,123)	220,446	283,376	(62,930)
Equity Income Portfolio	69,666	146,608	(76,942)	75,727	131,295	(55,568)
High Yield Portfolio	11,179	21,520	(10,341)	794	18,471	(17,677)
Prudential Series Funds
Natural Resources Portfolio	16,800	45,315	(28,515)	114,139	85,371	28,768
Mid-Cap Growth Portfolio	143	574	(431)	366	1,634	(1,268)
PGIM Jennison Focused Blend Portfolio	40	18,205	(18,165)	319	264	55
PGIM Jennison Blend Portfolio	17,708	3	17,705	—	—	—
Royce Capital Fund
Micro-Cap Portfolio	763	10,027	(9,264)	3,162	1,143	2,019
Small Cap Portfolio	47,023	115,996	(68,973)	80,853	110,485	(29,632)
Alps Fund
Alerian Energy Infrastructure Portfolio	254,791	326,098	(71,307)	558,947	275,874	283,073
Global Opportunity Portfolio	17,500	31,085	(13,585)	29,925	32,415	(2,490)
American Funds IS
Asset Allocation Fund	444,484	1,658,766	(1,214,282)	786,835	1,082,534	(295,699)
Washington Mutual Investors Fund	464,359	528,347	(63,988)	691,833	512,857	178,976

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2023			2022
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Ultra-Short Bond Fund	695,882	1,776,117	(1,080,235)	2,763,291	1,849,830	913,461
Capital Income Builder Fund	252,094	196,893	55,201	312,463	275,883	36,580
Global Growth Fund	410,421	300,548	109,873	349,494	323,967	25,527
Capital World Growth and Income Fund	129,080	229,711	(100,631)	228,511	154,493	74,018
Global Small Capitalization Fund	64,565	58,930	5,635	101,636	79,885	21,751
Growth Fund	530,429	586,987	(56,558)	774,390	463,424	310,966
Growth-Income Fund	549,220	642,846	(93,626)	799,180	591,574	207,606
International Fund	168,693	266,254	(97,561)	205,299	136,597	68,702
International Growth and Income Fund	134,265	177,725	(43,460)	187,630	175,197	12,433
New World Fund	425,715	696,197	(270,482)	448,131	315,047	133,084
U.S. Government Securities Fund	422,538	1,178,565	(756,027)	1,765,459	2,380,861	(615,402)
Global Balanced Fund	6,917	—	6,917	—	—	—
The Bond Fd of America Fund	2,457	—	2,457	—	—	—
Invesco Oppenheimer
International Growth Fund	525,985	575,882	(49,897)	492,535	211,507	281,028
T. Rowe Price
Blue Chip Growth Portfolio	842,267	883,440	(41,173)	795,020	478,525	316,495
Health Sciences Portfolio	492,618	340,114	152,504	459,045	323,802	135,243
Equity Income Portfolio	4,903	—	4,903	—	—	—
Mid-Cap Growth Portfolio	3,880	—	3,880	—	—	—
John Hancock Variable Insurance Trust
Financial Industries Portfolio	69,408	74,313	(4,905)	146,836	149,191	(2,355)
Fundamental All Cap Core Portfolio	37	725	(688)	3,759	19,088	(15,329)
Select Bond Portfolio	3,265	804	2,461	485	5,534	(5,049)
Strategic Income Opportunities Portfolio	18,271	14,059	4,212	22,712	35,923	(13,211)
Federated Hermes
High Income Bond Portfolio	57,704	32,748	24,956	116,280	61,826	54,454
Kaufmann Portfolio	305,817	311,482	(5,665)	196,270	83,245	113,025
Managed Volatility Portfolio	1,118	409	709	6,590	8,154	(1,564)
Principal Variable Contracts
Blue Chip Fund	71,604	36,066	35,538	70,548	28,625	41,923
Equity Income Fund	14,526	4,837	9,689	38,222	19,664	18,558
Diversified Balance Fund	154,615	8,781	145,834	40,855	7,955	32,900
Diversified Growth Fund	4,537	499	4,038	345	2,850	(2,505)
Diversified Income Fund	2,966	19	2,947	3,024	72,289	(69,265)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table illustrates which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2023	788,167	$7.67 to 13.63	$8,371,840	4.77%	0.95% to 1.55%	2.16% to 3.90%
2022	914,790	7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%

High Income Portfolio
2023	252,439	9.81 to 28.10	$3,945,999	5.40%	0.95% to 1.65%	7.85% to 9.25%
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%

Equity-Income Portfolio
2023	134,614	23.52 to 79.96	$6,185,295	1.72%	0.95% to 1.55%	7.50% to 9.34%
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%

Growth Portfolio
2023	80,389	42.26 to 128.67	$8,692,355	0.11%	0.95% to 1.55%	32.81% to 34.61%
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Overseas Portfolio
2023	217,851	17.32 to 35.74	$5,558,646	0.85%	0.95% to 1.65%	17.09% to 19.09%
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%

Mid Cap Portfolio
2023	650,624	11.00 to 62.36	$16,736,415	0.39%	0.95% to 1.65%	12.93% to 13.78%
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%

Asset Manager Portfolio
2023	27,307	18.90 to 40.62	$790,245	2.17%	0.95% to 1.55%	10.10% to 11.59%
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%

Investment Grade Bond Portfolio
2023	535,584	8.93 to 24.88	$5,806,652	2.75%	0.95% to 1.55%	3.44% to 5.00%
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%

Index 500 Portfolio
2023	615,857	17.59 to 115.86	$21,699,324	1.31%	0.95% to 1.65%	22.48% to 24.69%
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%

Contrafund Portfolio
2023	1,200,515	12.24 to 134.37	$41,188,567	0.30%	0.95% to 1.65%	29.91% to 31.93%
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%

Asset Manager: Growth Portfolio
2023	23,409	20.81 to 46.27	$877,080	1.79%	0.95% to 1.55%	13.42% to 14.95%
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Balanced Portfolio
2023	85,055	28.79 to 45.95	$3,323,261	1.61%	0.95% to 1.55%	18.49% to 20.09%
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%

Growth & Income Portfolio
2023	33,072	30.22 to 57.97	$1,679,924	1.33%	0.95% to 1.55%	15.51% to 17.25%
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%

Growth Opportunities Portfolio
2023	2,438,693	9.51 to 72.01	$40,676,621	0.00%	0.95% to 1.65%	41.8% to 44.01%
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%

Value Strategies Portfolio
2023	83,513	18.18 to 40.78	$2,609,602	0.74%	0.95% to 1.65%	17.70% to 19.47%
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%

Strategic Income Portfolio
2023	1,151,122	9.66 to 12.57	$13,738,557	4.25%	1.15% to 1.65%	7.40% to 8.20%
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%

Emerging Markets Portfolio
2023	383,613	7.73 to 14.70	$5,081,295	1.99%	1.15% to 1.65%	7.70% to 8.51%
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%

Real Estate Portfolio
2023	999,261	10.88 to 17.19	$16,155,368	2.21%	1.15% to 1.65%	9.08% to 9.90%
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 50% Portfolio
2023	455,948	10.25 to 17.02	$7,145,857	2.42%	1.15% to 1.65%	10.92% to 11.53%
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%

Funds Manager 70% Portfolio
2023	268,044	10.67 to 20.65	$5,018,927	1.88%	1.15% to 1.65%	13.68% to 14.31%
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%

Funds Manager 85% Portfolio
2023	85,817	10.94 to 23.73	$1,713,506	1.40%	1.15% to 1.65%	15.56% to 16.43%
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%

Government Money Market Portfolio Service Class 2
2023	6,294,367	9.39 to 10.37	$60,886,111	4.92%	1.15% to 1.65%	2.93% to 3.60%
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%

International Capital Appreciation Portfolio
2023	397,406	-	$5,284,010	0.17%	1.15% to 1.65%	n/a
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

Energy Portfolio
2023	347	9.67 to 9.67	$3,359	3.64%	1.15% to 1.65%	-3.33% to -3.33%

American Century Variable
Portfolios, Inc.
Balanced Fund
2023	395,043	20.62 to 36.28	$5,152,180	1.73%	0.95% to 1.65%	13.26% to 15.31%
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%

Capital Appreciation Fund
2023	30,629	45.76 to 71.24	$1,866,327	0.00%	0.95% to 1.55%	17.78% to 19.55%
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

International Fund
2023	103,286	10.70 to 26.93	$2,435,497	1.38%	0.95% to 1.90%	8.41% to 11.37%
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%

Value Fund
2023	3,319,358	10.94 to 61.69	$76,369,729	2.16%	0.95% to 1.65%	6.18% to 16.43%
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%

Disciplined Core Value Fund
2023	379,138	10.97 to 36.43	$5,523,255	1.28%	0.95% to 1.90%	4.32% to 7.27%
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%

Inflation Protection Fund
2023	758,642	9.25 to 14.29	$7,908,115	3.13%	0.95% to 1.65%	0.90% to 2.48%
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%

Large Company Value Fund
2023	30,720	17.00 to 27.66	$709,993	1.70%	0.95% to 1.90%	0.22% to 2.80%
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%

Mid Cap Value Fund
2023	1,552,300	12.06 to 42.69	$35,532,883	2.13%	0.95% to 1.90%	2.19% to 5.08%
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%

Ultra Fund
2023	340,507	11.66 to 54.73	$10,956,265	0.00%	0.95% to 1.90%	38.43% to 41.99%
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

MFS Variable Insurance Trust
Research Series
2023	7,590	41.57 to 50.06	$355,343	0.44%	0.95% to 1.40%	19.77% to 20.97%
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%

Growth Series
2023	25,126	52.17 to 68.54	$1,542,845	0.00%	0.95% to 1.40%	32.90% to 34.23%
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%

Investors Trust Series
2023	6,793	37.14 to 43.78	$275,592	0.55%	0.95% to 1.40%	16.09% to 17.55%
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%

New Discovery Series
2023	298,098	7.52 to 75.81	$6,943,912	0.00%	0.95% to 1.65%	11.50% to 13.23%
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%

Corporate Bond Portfolio
2023	444,747	8.73 to 11.37	$4,815,715	3.77%	1.15% to 1.65%	7.12% to 7.92%
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%

Emerging Markets Equity Portfolio
2023	489,392	7.63 to 10.90	$4,674,879	1.20%	1.15% to 1.65%	8.90% to 9.72%
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%

Technology Portfolio
2023	250,446	10.98 to 47.83	$8,931,034	0.00%	1.15% to 1.65%	51.31% to 52.44%
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Global Tactical Allocation Portfolio
2023	69,025	9.96 to 14.18	$931,440	0.14%	1.15% to 1.65%	7.67% to 8.15%
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%

International Intrinsic Value Portfolio
2023	713,627	9.58 to 22.97	$14,421,836	0.48%	1.15% to 1.65%	15.45% to 16.32%
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%

Utilities Series Portfolio
2023	652,651	10.63 to 20.63	$12,646,204	2.97%	1.15% to 1.65%	-3.93% to -3.20%
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%

Blended Research Core Equity Portfolio
2023	247,422	13.36 to 21.67	$5,023,472	1.02%	1.15% to 1.65%	26.11% to 27.06%
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%

Global Real Estate Portfolio
2023	84,590	10.31 to 11.98	$926,239	0.47%	1.15% to 1.65%	9.39% to 10.21%
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2023	35,344	21.73 to 41.53	$1,289,035	0.81%	0.95% to 1.40%	10.46% to 12.12%
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%

Mid-Cap Stock Portfolio
2023	38,958	22.05 to 53.40	$1,485,304	0.43%	0.95% to 1.40%	12.92% to 14.33%
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Opportunities Portfolio
2019	—	-	$0	1.92%	0.95% to 1.40%	n/a

Bond-Debenture Portfolio
2023	1,956,268	9.22 to 13.65	$24,840,890	4.87%	1.15% to 1.65%	4.81% to 5.60%
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%

Fundamental Equity Portfolio
2023	114,241	12.04 to 23.65	$2,034,514	0.55%	1.15% to 1.65%	12.76% to 13.61%
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%

Developing Growth Portfolio
2023	222,810	6.07 to 25.35	$3,699,711	0.00%	1.15% to 1.65%	6.41% to 7.21%
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%

Short Duration Income Portfolio
2023	1,529,347	9.70 to 10.49	$15,715,007	4.21%	1.15% to 1.65%	3.34% to 4.11%
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%

Alger Fund
LargeCap Growth Portfolio
2023	126,102	26.52 to 48.29	$4,725,998	0.00%	0.95% to 1.40%	29.21% to 31.42%
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%

MidCap Growth Portfolio
2023	107,543	25.43 to 41.53	$3,577,041	0.00%	0.95% to 1.40%	19.96% to 22.01%
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Capital Appreciation Portfolio
2023	60,816	39.36 to 80.09	$3,173,207	0.00%	0.95% to 1.40%	39.68% to 41.78%
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%

SmallCap Growth Portfolio
2023	21,148	22.95 to 47.35	$567,214	0.00%	1.30% to 1.90%	13.74% to 15.39%
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%

Capital Appreciation Portfolio Class S
2023	1,090,090	10.49 to 38.80	$36,877,026	0.00%	1.15% to 1.65%	40.45% to 41.51%
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2023	128,831	9.76 to 34.20	$2,446,653	0.18%	0.95% to 1.65%	9.49% to 10.64%
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%

S&P 500 Index Portfolio
2023	43,919	12.73 to 51.85	$1,606,799	1.46%	0.95% to 1.65%	23.37% to 24.73%
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%

SRI Balanced Portfolio
2023	437,936	10.89 to 14.75	$6,230,883	1.70%	0.95% to 1.65%	14.75% to 15.38%
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%

Invesco Variable Insurance Funds
Technology Fund
2023	27,432	34.67 to 52.65	$1,144,620	0.00%	0.95% to 1.40%	43.40% to 45.56%
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%

Diversified Dividend Fund
2023	217,647	10.80 to 17.46	$2,566,874	1.48%	0.95% to 1.40%	6.41% to 8.02%
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%

Health Care Fund
2023	22,364	29.19 to 37.15	$790,134	0.00%	0.95% to 1.40%	0.94% to 2.05%
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%

Global Real Estate Fund
2023	7,760	8.91 to 12.69	$80,136	1.14%	1.30% to 1.90%	5.04% to 7.16%
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%

International Equity Fund
2023	16,037	11.98 to 16.62	$216,868	0.00%	1.30% to 1.90%	13.94% to 16.06%
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%

Main Street Mid Cap Fund
2023	9,881	16.63 to 22.07	$186,845	0.04%	1.30% to 1.90%	10.40% to 12.17%
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%

Discovery Mid Cap Growth Fund
2023	278,881	8.63 to 22.23	$5,172,491	0.00%	1.15% to 1.65%	11.01% to 11.84%
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Multi-Alternatives Fund
2019	—	-	$0	1.96%	1.15% to 1.35%	n/a

Global Fund
2023	401,949	10.32 to 19.05	$7,140,575	0.00%	1.15% to 1.65%	32.25% to 33.25%
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%

Main Street Fund
2023	459,823	11.91 to 21.34	$8,347,830	0.47%	1.15% to 1.65%	20.83% to 21.73%
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%

Main Street Small Cap Fund
2023	588,789	10.88 to 20.21	$10,309,660	1.02%	1.15% to 1.65%	15.90% to 16.77%
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%

Balanced-Risk Allocation Fund
2023	46,013	9.19 to 9.30	$424,176	0.00%	1.15% to 1.65%	4.98% to 5.45%
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2023	473,401	8.72 to 8.87	$4,156,950	2.63%	1.15% to 1.65%	4.22% to 4.90%
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2023	492,943	10.27 to 10.60	$5,114,419	1.60%	1.15% to 1.65%	7.89% to 9.51%
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2023	380,264	9.00 to 9.18	$3,456,686	0.00%	1.15% to 1.65%	14.36% to 15.22%
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	—%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2023	530,129	10.39 to 10.58	$5,562,260	1.34%	1.15% to 1.65%	11.58% to 12.30%
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Growth and Income Fund
2023	18,821	18.99 to 25.20	$399,455	1.31%	1.30% to 1.90%	8.71% to 10.46%
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%

American Value Fund
2023	4,475	19.59 to 26.93	$107,360	0.35%	1.30% to 1.90%	11.28% to 13.30%
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%

Lincoln Financial Variable Insurance Portfolios
Core Bond Portfolio
2023	108,657	9.39 to 13.08	$1,279,895	3.65%	0.95% to 1.40%	3.50% to 4.91%
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%

Small Cap Core Portfolio
2023	52,246	24.89 to 43.68	$1,947,402	1.32%	0.95% to 1.40%	10.15% to 12.03%
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%

Rydex Variable Trust
Nova Fund
2023	15,983	40.79 to 63.37	$812,771	0.00%	0.95% to 1.40%	31.82% to 33.80%
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%

NASDAQ-100 Fund
2023	22,228	59.42 to 93.42	$1,789,152	0.00%	0.95% to 1.40%	49.53% to 51.78%
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
U.S. Government Money Market Fund
2023	23,344	7.06 to 9.67	$361,607	4.17%	0.95% to 1.45%	1.25% to 2.73%
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%

Inverse S&P 500 Strategy Fund
2023	26,054	0.53 to 0.75	$17,120	0.79%	0.95% to 1.40%	-17.01% to -15.76%
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%

Inverse NASDAQ-100 Strategy Fund
2023	112,501	0.17 to 0.28	$23,070	0.44%	0.95% to 1.40%	-33.50% to -32.50%
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%

Inverse Government Long Bond Strategy Fund
2023	2,055	2.36 to 2.87	$5,385	0.00%	0.95% to 1.40%	2.23% to 3.25%
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%

Government Long Bond 1.2x Strategy
2023	7,151	10.48 to 12.67	$88,481	2.85%	0.95% to 1.40%	-2.94% to -1.97%
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%

Rydex Variable Insurance Funds
Biotechnology Fund
2023	128,140	13.06 to 24.59	$3,017,964	0.00%	1.15% to 1.65%	4.12% to 4.33%
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%

S&P 500 Pure Growth Fund
2023	226,848	9.28 to 27.05	$4,599,182	0.00%	1.15% to 1.65%	4.73% to 5.52%
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
S&P MidCap 400 Pure Growth Fund
2023	64,121	12.98 to 18.47	$1,171,441	0.00%	1.15% to 1.65%	13.15% to 13.37%
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2023	68,148	11.36 to 19.62	$964,325	0.24%	0.95% to 1.65%	10.75% to 11.69%
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%

Multi-Hedge Strategies Fund
2023	101,570	10.44 to 11.46	$1,143,390	2.87%	1.15% to 1.65%	2.97% to 3.44%
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%

Global Managed Futures Strategy Fund
2023	38,291	9.67 to 11.47	$388,277	2.18%	1.15% to 1.65%	2.21% to 2.87%
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%

Small Cap Value Fund
2023	263,269	12.10 to 21.09	$4,839,229	1.23%	1.15% to 1.65%	8.48% to 9.30%
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%

ProFunds VP
Profund Access VP High Yield Fund
2023	2,031	13.17 to 16.43	$30,669	4.97%	1.30% to 1.90%	10.40% to 11.79%
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%

Asia 30
2023	5,337	8.61 to 11.63	$52,468	0.11%	1.30% to 1.90%	0.99% to 2.71%
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Banks
2023	13,058	5.72 to 7.07	$85,401	1.77%	1.30% to 1.90%	6.87% to 8.16%
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%

Materials
2023	2,161	15.01 to 20.82	$37,853	0.46%	1.30% to 1.90%	8.79% to 10.82%
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%

Bear
2023	7,683	0.65 to 0.82	$5,520	0.29%	1.30% to 1.90%	-17.97% to -16.86%
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%

Biotechnology
2023	5,869	31.01 to 43.76	$222,189	0.00%	1.30% to 1.90%	6.26% to 8.35%
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%

Bull
2023	20,300	20.05 to 29.58	$545,269	0.00%	1.30% to 1.90%	19.50% to 22.15%
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%

Consumer Staples
2023	3,129	18.52 to 25.23	$67,389	0.16%	1.30% to 1.90%	0.36% to 2.13%
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%

Consumer Discretionary
2023	3,332	24.25 to 34.23	$99,109	0.00%	1.30% to 1.90%	27.40% to 29.90%
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%

Dow 30
2023	8,724	19.01 to 25.22	$193,713	0.04%	1.30% to 1.90%	10.31% to 12.08%
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%

Emerging Markets
2023	11,202	5.11 to 7.16	$64,656	2.71%	1.30% to 1.90%	11.36% to 13.71%
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%

Europe 30
2023	3,413	8.99 to 12.04	$36,379	2.08%	1.30% to 1.90%	13.95% to 15.84%
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%

Falling U.S. Dollar
2023	4,838	4.07 to 4.24	$19,808	0.00%	1.30% to 1.90%	0.80% to 1.06%
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%

Financials
2023	1,570	9.39 to 12.91	$17,826	0.43%	1.30% to 1.90%	9.92% to 11.91%
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%

Health Care
2023	8,566	25.44 to 35.91	$254,638	0.00%	1.30% to 1.90%	-2.73% to -0.82%
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%

Industrials
2023	5,194	19.90 to 27.35	$125,307	0.00%	1.30% to 1.90%	12.42% to 14.29%
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%

International
2023	4,456	5.94 to 7.38	$32,395	0.00%	1.30% to 1.90%	11.70% to 13.22%
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Internet
2023	4,777	37.95 to 50.80	$202,582	0.00%	1.30% to 1.90%	44.86% to 47.26%
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%

Japan
2023	3,408	9.64 to 12.80	$40,244	0.00%	1.30% to 1.90%	30.22% to 32.32%
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%

Large-Cap Growth
2023	24,121	25.75 to 38.66	$792,864	0.00%	1.30% to 1.90%	23.36% to 26.22%
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%

Large-Cap Value
2023	29,120	15.25 to 21.15	$544,238	0.47%	1.30% to 1.90%	15.86% to 18.01%
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%

Mid-Cap
2023	4,918	16.31 to 21.09	$90,874	0.00%	1.30% to 1.90%	9.92% to 11.69%
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%

Mid-Cap Growth
2023	11,775	18.62 to 25.15	$267,375	0.00%	1.30% to 1.90%	11.49% to 13.39%
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%

Mid-Cap Value
2023	4,564	16.51 to 22.11	$92,446	0.26%	1.30% to 1.90%	9.45% to 11.27%
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Government Money Market
2023	322,022	6.07 to 9.11	$2,419,732	3.84%	1.30% to 1.90%	0.47% to 2.81%
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%

Energy
2023	27,039	9.03 to 12.98	$276,332	2.49%	1.30% to 1.90%	-5.93% to -3.99%
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%

NASDAQ-100
2023	4,816	45.36 to 60.18	$249,370	0.00%	1.30% to 1.90%	46.96% to 49.32%
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%

Pharmaceuticals
2023	2,874	15.75 to 21.46	$56,420	0.52%	1.30% to 1.90%	-8.64% to -7.04%
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%

Precious Metals
2023	74,769	3.36 to 4.70	$274,828	0.00%	1.30% to 1.90%	-1.96% to -0.08%
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%

Real Estate
2023	4,725	10.60 to 14.57	$57,222	1.12%	1.30% to 1.90%	6.21% to 8.13%
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%

Rising Rates Opportunity
2023	8,924	1.46 to 1.68	$14,763	0.12%	1.30% to 1.90%	-1.10% to -0.30%
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Semiconductor
2023	3,519	48.11 to 63.28	$182,312	0.00%	1.30% to 1.90%	87.14% to 90.04%
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%

Short Dow 30
2023	2,057	0.54 to 0.66	$1,366	0.00%	1.30% to 1.90%	-11.26% to -10.19%
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%

Short Emerging Markets
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	-	$0	0.00%	1.30% to 1.90%	n/a
2020	—	-	$0	0.00%	1.30% to 1.90%	n/a
2019	—	-	$0	0.00%	1.30% to 1.90%	n/a

Short International
2023	2,645	1.80 to 1.88	$4,889	1.79%	1.30% to 1.90%	-12.63% to -12.42%
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%

Short Mid-Cap
2023	2,099	0.63 to 0.63	$1,322	0.83%	1.30% to 1.90%	-11.49% to -11.49%
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%

Short NASDAQ-100
2023	—	-	$0	0.00%	1.30% to 1.90%	n/a
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%

Short Small-Cap
2023	2,922	0.51 to 0.60	$1,750	0.26%	1.30% to 1.90%	-14.02% to -13.20%
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Small-Cap
2023	8,888	13.38 to 17.76	$143,445	0.00%	1.30% to 1.90%	10.97% to 12.75%
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%

Small-Cap Growth
2023	6,757	19.84 to 24.53	$143,687	0.00%	1.30% to 1.90%	11.69% to 13.03%
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%

Small-Cap Value
2023	5,073	15.63 to 21.11	$89,421	0.02%	1.30% to 1.90%	9.33% to 11.20%
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%

Technology
2023	3,914	44.47 to 63.32	$213,317	0.00%	1.30% to 1.90%	52.39% to 55.45%
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%

Communication Services
2023	28	13.23 to 15.51	$366	0.24%	1.30% to 1.90%	28.38% to 29.54%
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%

U.S. Government Plus
2023	5,484	8.64 to 12.20	$63,949	4.05%	1.30% to 1.90%	-3.51% to -1.61%
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%

UltraBull
2023	20,108	32.32 to 47.26	$844,963	0.00%	1.30% to 1.90%	39.98% to 43.01%
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
UltraMid-Cap
2023	14,648	21.80 to 30.24	$363,859	0.00%	1.30% to 1.90%	17.90% to 20.10%
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%

UltraNASDAQ-100
2023	3,559	145.92 to 215.26	$595,697	0.00%	1.30% to 1.90%	107.88% to 112.48%
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%

UltraShort Dow30
2023	4,271	0.05 to 0.05	$226	0.14%	1.30% to 1.90%	-21.04% to -21.04%
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%

UltraShort NASDAQ-100
2023	15,515	0.01 to 0.01	$95	0.00%	1.30% to 1.90%	-58.88% to -58.70%
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%

UltraSmall-Cap
2023	8,617	10.73 to 14.49	$109,708	0.00%	1.30% to 1.90%	17.99% to 20.01%
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%

Utilities
2023	7,397	15.46 to 21.44	$130,571	1.23%	1.30% to 1.90%	-11.82% to -10.17%
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%

VanEck Worldwide Insurance Trust
Global Resources Fund
2023	406,420	7.09 to 36.00	$5,514,553	2.43%	0.95% to 1.90%	-7.14% to -4.49%
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Fund
2023	19,890	23.59 to 38.73	$732,890	3.45%	0.95% to 1.40%	7.28% to 8.74%
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%

Emerging Markets Bond Fund
2023	24,056	13.02 to 18.57	$393,569	3.94%	0.95% to 1.40%	9.15% to 10.35%
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%

Janus Henderson Series
Global Technology and Innovation Portfolio
2023	410,823	11.12 to 57.53	$15,827,232	0.00%	1.15% to 1.65%	51.76% to 52.90%
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%

Overseas Portfolio
2023	115,916	10.66 to 14.99	$1,473,078	1.43%	1.15% to 1.65%	9.00% to 9.60%
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%

Research Portfolio
2023	2,767	36.66 to 37.36	$101,725	0.06%	1.15% to 1.65%	40.90% to 41.18%
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%

Enterprise Services Portfolio
2023	1,491,484	10.98 to 29.64	$37,284,426	0.09%	1.15% to 1.65%	15.85% to 16.72%
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%

Global Research Portfolio
2023	67,823	11.49 to 26.90	$1,552,536	0.71%	1.15% to 1.65%	24.41% to 25.34%
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Mid Cap Value Portfolio
2023	238,614	11.72 to 21.57	$4,545,243	0.92%	1.15% to 1.65%	9.29% to 10.11%
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%

Balanced Portfolio
2023	3,844,041	10.95 to 22.96	$78,720,780	1.75%	1.15% to 1.65%	13.26% to 14.11%
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%

Flexible Bond Portfolio
2023	678,487	8.74 to 10.77	$7,117,312	3.52%	1.15% to 1.65%	3.57% to 4.35%
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%

GI Unconstrained Bond Portfolio
2019	—	-	$0	1.29%	1.15% to 1.35%	n/a

PIMCO Variable Insurance Trust
Total Return Portfolio
2023	2,547,269	8.70 to 17.31	$28,859,224	3.42%	0.95% to 1.90%	2.09% to 4.93%
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%

Low Duration Portfolio
2023	2,902,030	8.19 to 13.21	$28,079,889	3.47%	0.95% to 1.90%	1.27% to 3.98%
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%

High Yield Portfolio
2023	751,379	10.06 to 26.72	$11,383,503	6.29%	0.95% to 1.90%	8.05% to 11.16%
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%

Real Return Portfolio
2023	2,005,034	9.33 to 17.64	$20,588,946	2.89%	0.95% to 1.90%	0.01% to 2.69%
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
All Asset Portfolio
2023	216,639	10.41 to 17.93	$2,783,311	2.82%	0.95% to 1.90%	4.31% to 7.05%
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%

Global Managed Asset Allocation Portfolio
2023	77,486	9.98 to 13.45	$1,013,616	2.20%	1.15% to 1.65%	11.01% to 11.84%
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%

Short-Term Portfolio
2023	4,336,798	10.12 to 10.58	$45,099,059	4.18%	1.15% to 1.65%	4.07% to 4.85%
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%

Emerging Markets Bond Portfolio
2023	137,402	8.96 to 11.79	$1,544,898	5.39%	1.15% to 1.65%	9.19% to 10.01%
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%

Global Bond Opportunities Portfolio
2023	8,441	9.12 to 9.29	$76,974	2.11%	1.15% to 1.65%	3.75% to 3.75%
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%

Commodity Real Return Strategy Portfolio
2023	944,569	6.42 to 16.61	$6,445,420	15.25%	1.15% to 1.65%	-9.44% to -8.76%
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%

International Bond (USD-Hedged) Portfolio
2023	252,912	9.27 to 10.94	$2,696,013	2.46%	1.15% to 1.65%	7.13% to 7.93%
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dynamic Bond Adv Portfolio
2023	187,209	9.76 to 10.89	$2,005,684	3.39%	1.15% to 1.65%	5.56% to 6.04%
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%

Income Advisor Portfolio
2023	2,887,901	9.83 to 11.11	$31,631,301	5.19%	1.15% to 1.65%	6.38% to 7.18%
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2023	52,969	17.93 to 30.24	$1,402,481	0.97%	0.95% to 1.90%	15.19% to 18.15%
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%

Large Cap Value Fund
2023	5,726	21.71 to 28.87	$155,791	0.78%	0.95% to 1.40%	10.28% to 11.95%
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%

Mid Cap Value Fund
2023	78,534	27.92 to 38.56	$2,827,344	0.94%	0.95% to 1.40%	8.51% to 10.37%
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%

Mid-Cap Growth Portfolio
2023	12,500	33.09 to 43.99	$495,985	0.00%	0.95% to 1.40%	15.12% to 16.85%
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%

AMT Mid Cap Intrinsic Value Portfolio
2023	4,450	21.97 to 29.22	$118,652	0.59%	0.95% to 1.40%	8.32% to 9.96%
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
BNY Mellon Variable Investment Fund
Appreciation Portfolio
2023	8,032	25.03 to 35.32	$248,194	0.62%	1.30% to 1.90%	16.30% to 18.58%
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%

International Value Portfolio
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%

Sustainable U.S. Equity Portfolio
2023	501	29.20 to 33.34	$16,103	0.54%	1.30% to 1.90%	20.47% to 21.37%
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2023	1,510	10.57 to 15.45	$18,225	8.92%	1.30% to 1.90%	7.80% to 10.14%
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%

Emerging Markets Equity Portfolio
2023	10,681	8.59 to 12.12	$113,354	1.52%	1.30% to 1.90%	8.12% to 10.25%
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%

Discovery Portfolio
2023	1,393	25.20 to 27.53	$38,118	0.00%	1.30% to 1.90%	40.03% to 40.73%
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%

U.S. Real Estate Portfolio
2023	3,238	10.76 to 15.32	$40,180	1.80%	1.30% to 1.90%	10.25% to 12.47%
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Power Dividend Index Fund
2023	72,433	9.38 to 9.50	$682,293	1.61%	1.15% to 1.65%	-2.90% to -2.71%
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%

AB Variable Products Series
Real Estate Investment Portfolio
2019	—	-	$0	2.22%	1.15% to 1.35%	n/a

Dynamic Asset Allocation Portfolio
2023	190,353	9.70 to 13.71	$2,539,338	0.59%	1.15% to 1.65%	11.85% to 12.18%
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%

Small Cap Growth Portfolio
2023	788	27.14 to 27.66	$21,398	0.00%	1.15% to 1.65%	16.15% to 16.15%
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%

Discovery Value Portfolio
2023	325,469	12.15 to 25.70	$6,909,113	0.83%	1.15% to 1.65%	14.96% to 15.82%
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2023	171,350	12.46 to 25.24	$3,752,288	1.43%	1.15% to 1.65%	14.46% to 15.20%
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%

Capital Appreciation Fund
2023	12,068	22.74 to 38.53	$462,038	0.00%	1.15% to 1.65%	46.61% to 46.90%
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%

Equity Dividend Fund
2023	899,787	12.07 to 26.28	$21,770,381	1.65%	1.15% to 1.65%	10.16% to 10.99%
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Allocation Fund
2023	785,209	9.66 to 15.90	$11,864,939	2.39%	1.15% to 1.65%	10.88% to 11.48%
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%

Advantage Large Cap Core Fund
2023	13,026	31.97 to 32.58	$417,983	0.52%	1.15% to 1.65%	23.23% to 23.48%
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%

Large Cap Focus Growth Fund
2023	470,565	11.06 to 41.18	$13,290,839	0.00%	1.15% to 1.65%	49.98% to 51.11%
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%

60/40 Target Allocation ETF Fund
2023	503,446	10.50 to 14.92	$7,326,689	1.75%	1.15% to 1.65%	13.55% to 14.06%
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%

Total Return Fund
2023	165,097	9.94 to 9.94	$1,635,480	3.53%	1.15% to 1.65%	4.11% to 4.11%
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%

S&P 500 Fund
2023	104,741	17.27 to 17.27	$1,808,621	1.12%	1.15% to 1.65%	24.34% to 24.34%
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%

Columbia Variable Portfolio
Contrarian Core 2 Portfolio
2023	457,933	12.79 to 28.82	$10,969,197	0.00%	1.15% to 1.65%	29.74% to 30.71%
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Dividend Opportunity Portfolio
2023	470,709	12.27 to 19.81	$8,358,698	0.00%	1.15% to 1.65%	3.13% to 3.90%
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%

Emerging Markets Bond Portfolio
2023	361,405	8.88 to 10.98	$3,888,217	5.03%	1.15% to 1.65%	8.33% to 8.77%
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%

High Yield Portfolio
2023	492,503	10.09 to 13.71	$6,479,175	5.65%	1.15% to 1.65%	10.04% to 10.87%
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%

Select Large-Cap Value Portfolio
2023	822,763	11.80 to 16.00	$12,796,106	0.00%	1.15% to 1.65%	3.39% to 4.17%
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%

Seligman Global Tech Portfolio
2023	649,974	12.66 to 28.61	$15,762,403	0.00%	1.15% to 1.65%	42.51% to 43.58%
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%

US Government Mortgage Portfolio
2023	88,711	8.59 to 9.42	$817,028	2.53%	1.15% to 1.65%	3.71% to 4.38%
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%

Strategic Income Portfolio
2023	165,942	9.48 to 10.83	$1,758,934	3.20%	1.15% to 1.65%	7.42% to 8.23%
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Emerging Markets Portfolio
2023	55,517	6.24 to 6.31	$348,875	0.00%	1.15% to 1.65%	7.52% to 8.00%
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

Select Mid Cap Value Portfolio
2023	9,820	11.70 to 11.71	$114,935	0.00%	1.15% to 1.65%	17.01% to 17.08%

Small Cap Value Portfolio
2023	6,827	12.15 to 12.16	$82,965	0.00%	1.15% to 1.65%	21.45% to 21.56%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2023	1,756,429	11.49 to 33.56	$48,711,506	0.99%	1.15% to 1.65%	23.44% to 24.37%
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%

Small Cap Index Portfolio
2023	378,511	9.45 to 23.26	$7,552,361	0.85%	1.15% to 1.65%	14.43% to 15.29%
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%

Alternative Asset Allocation Portfolio
2023	88,903	10.46 to 12.00	$1,030,313	6.31%	1.15% to 1.65%	3.95% to 4.73%
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%

Global Small Cap Growth Portfolio
2023	10,069	10.10 to 17.02	$167,751	0.68%	1.15% to 1.65%	22.54% to 22.84%
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%

Small Mid Cap Value Portfolio
2023	208,921	12.34 to 19.58	$3,856,271	0.80%	1.15% to 1.65%	12.94% to 13.28%
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
CROCI US Portfolio
2023	9,750	17.99 to 18.34	$176,159	1.35%	1.15% to 1.65%	18.76% to 19.00%
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%

High Income Portfolio
2023	55,515	9.92 to 10.04	$555,066	7.11%	1.15% to 1.65%	9.47% to 9.97%
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2023	1,640,312	10.74 to 12.99	$20,633,222	8.12%	1.15% to 1.65%	9.42% to 10.24%
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%

Delaware Variable Insurance Portfolios
Total Return Portfolio
2023	5,942	14.79 to 15.07	$88,059	0.00%	1.15% to 1.65%	11.13% to 11.35%
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%

International Portfolio
2023	67,548	14.07 to 14.34	$953,379	1.52%	1.15% to 1.65%	12.06% to 12.28%
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%

Opportunity Portfolio
2023	416,170	15.49 to 17.70	$7,269,145	0.64%	1.15% to 1.65%	14.74% to 14.97%
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%

Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2023	217,601	11.73 to 20.10	$4,175,178	1.82%	1.15% to 1.65%	11.95% to 12.23%
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Income Fund
2023	1,602,656	11.39 to 16.55	$24,992,559	4.97%	1.15% to 1.65%	6.85% to 7.65%
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%

Global Bond Fund
2023	2,459,743	8.25 to 9.08	$21,567,883	0.00%	1.15% to 1.65%	1.20% to 1.96%
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%

Foreign Fund
2023	2,851,794	10.90 to 13.66	$35,725,950	3.16%	1.15% to 1.65%	18.79% to 19.68%
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%

Developing Markets Fund
2023	227,081	7.51 to 11.51	$2,388,608	2.08%	1.15% to 1.65%	10.78% to 11.62%
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%

Mutual Global Discovery Fund
2023	229,236	13.72 to 20.20	$4,540,560	2.34%	1.15% to 1.65%	18.70% to 18.94%
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%

Rising Dividends Fund
2023	1,009,796	12.21 to 31.93	$27,877,839	0.93%	1.15% to 1.65%	10.25% to 11.07%
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%

DynaTech 2 Fund
2023	470,687	8.43 to 8.59	$4,014,041	0.00%	1.15% to 1.65%	41.43% to 42.49%
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%

Global Real Estate Fund
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a

VolSmart Allocation Fund
2023	6,972	11.05 to 11.05	$77,047	0.00%	1.15% to 1.65%	10.51% to 10.51%

Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2023	142,153	14.35 to 16.04	$2,239,781	1.92%	1.15% to 1.65%	12.41% to 12.64%
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%

Balanced Portfolio
2023	306,624	10.86 to 20.05	$6,050,704	0.77%	1.15% to 1.65%	14.48% to 14.76%
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%

Global Equity Portfolio
2023	48,389	20.27 to 20.65	$985,409	1.81%	1.15% to 1.65%	12.57% to 12.80%
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%

Energy Portfolio
2023	147,790	7.69 to 24.77	$1,351,364	2.95%	1.15% to 1.65%	2.32% to 3.09%
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%

Natural Resources Portfolio
2023	68,755	7.95 to 16.50	$578,408	2.31%	1.15% to 1.65%	-0.07% to 0.43%
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***

Growth Portfolio
2023	66,062	13.09 to 45.69	$2,787,512	0.00%	1.15% to 1.65%	35.67% to 36.69%
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%

High Income Portfolio
2023	710,395	10.10 to 13.29	$9,237,969	6.09%	1.15% to 1.65%	9.93% to 10.75%
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%

International Core Equity Portfolio
2023	351,081	10.60 to 16.32	$5,489,534	1.65%	1.15% to 1.65%	13.85% to 14.59%
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%

Global Growth Portfolio
2023	27,185	17.24 to 23.07	$617,489	0.08%	1.15% to 1.65%	18.38% to 18.62%
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%

Mid Cap Growth Portfolio
2023	302,189	9.02 to 31.02	$8,600,166	0.00%	1.15% to 1.65%	17.66% to 18.55%
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%

Science and Technology Portfolio
2023	391,339	10.43 to 41.69	$13,625,194	0.00%	1.15% to 1.65%	36.80% to 37.82%
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%

Small Cap Growth Portfolio
2023	189,143	7.89 to 20.86	$3,716,539	0.00%	1.15% to 1.65%	11.30% to 12.03%
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
SMID Cap Core Portfolio
2023	373,795	10.76 to 25.93	$9,050,218	0.20%	1.15% to 1.65%	13.78% to 14.63%
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%

Lazard Retirement Series, Inc.
International Equity Portfolio
2023	77,215	9.92 to 14.95	$1,130,591	1.30%	1.15% to 1.65%	14.33% to 14.56%
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%

Global Dynamic Multi Asset Portfolio
2023	57,475	9.91 to 15.22	$860,737	0.00%	1.15% to 1.65%	9.33% to 9.55%
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2023	203,924	9.30 to 13.26	$2,457,468	5.59%	1.15% to 1.65%	8.16% to 8.97%
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%

ClearBridge Variable Mid Cap Portfolio
2023	727,432	10.01 to 23.96	$15,486,987	0.02%	1.15% to 1.65%	10.78% to 11.61%
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%

ClearBridge Variable Dividend Strategy Portfolio
2023	1,311,873	12.89 to 28.93	$36,178,614	1.87%	1.15% to 1.65%	12.15% to 12.99%
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%

ClearBridge Variable Small Cap Growth Portfolio
2023	439,839	7.79 to 26.72	$8,735,629	0.00%	1.15% to 1.65%	6.36% to 7.16%
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
ClearBridge Variable Aggressive Growth Portfolio
2023	61,932	11.80 to 13.31	$811,020	0.06%	1.15% to 1.65%	22.23% to 22.72%
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%

Western Asset Variable Core Bond Plus Portfolio
2023	6,687,096	8.42 to 10.10	$65,452,511	3.34%	1.15% to 1.65%	4.70% to 5.48%
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%

ClearBridge Variable Large Cap Growth Portfolio
2023	1,382,338	11.65 to 20.67	$26,036,211	0.00%	1.15% to 1.65%	41.32% to 42.38%
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%

Pioneer Variable Contracts Trust
Fund Portfolio
2023	57,908	9.93 to 28.46	$1,749,674	0.58%	1.15% to 1.65%	-20.75% to -20.56%
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%

Bond Portfolio
2023	4,056,519	8.89 to 11.33	$44,080,200	3.64%	1.15% to 1.65%	4.94% to 5.73%
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%

Strategic Income Portfolio
2023	884,846	9.31 to 11.90	$10,220,175	3.47%	1.15% to 1.65%	6.29% to 7.09%
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%

Equity Income Portfolio
2023	489,126	11.59 to 25.45	$10,733,485	1.55%	1.15% to 1.65%	5.42% to 6.22%
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
High Yield Portfolio
2023	40,161	13.81 to 14.07	$555,385	5.11%	1.15% to 1.65%	9.50% to 9.72%
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13..87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%

Prudential Series Funds
PGIM Jennison Blend Portfolio
2023	17,705	28.59 to 28.59	$506,159	0.00%	1.15% to 1.65%	29.61% to 29.61%

PGIM Jennison Focused Blend Portfolio
2023	—	-	$0	0.00%	1.15% to 1.65%	n/a
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%

Natural Resources Portfolio
2023	71,940	8.72 to 20.45	$655,298	0.00%	1.15% to 1.65%	0.12% to 0.47%
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%

Mid-Cap Growth Portfolio
2023	4,925	27.67 to 28.20	$137,198	0.00%	1.15% to 1.65%	21.4% to 21.64%
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%

Royce Capital Fund
Micro-Cap Portfolio
2023	12,650	16.21 to 16.57	$205,872	0.00%	1.15% to 1.65%	16.97% to 17.21%
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%

Small Cap Portfolio
2023	376,484	13.07 to 20.22	$7,309,686	0.63%	1.15% to 1.65%	23.61% to 24.41%
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%

Alps Fund
Alerian Energy Infrastructure Portfolio
2023	487,562	9.85 to 18.38	$5,133,095	3.09%	1.15% to 1.65%	12.05% to 12.89%
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%

Global Opportunity Portfolio
2023	102,726	11.13 to 17.01	$1,700,555	0.00%	1.15% to 1.65%	26.70% to 27.65%
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%

American Funds IS
Asset Allocation Fund
2023	5,701,681	10.69 to 17.08	$90,066,273	1.90%	1.15% to 1.65%	12.16% to 13.01%
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%

Washington Mutual Investors Fund
2023	2,795,848	12.92 to 20.72	$52,776,768	1.65%	1.15% to 1.65%	15.06% to 15.93%
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%

Ultra-Short Bond Fund
2023	1,999,205	9.30 to 10.18	$18,769,795	3.84%	1.15% to 1.65%	2.74% to 3.51%
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%

Capital Income Builder Fund
2023	1,577,764	11.00 to 13.28	$20,561,730	2.70%	1.15% to 1.65%	6.98% to 7.78%
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%

Global Growth Fund
2023	1,524,257	10.22 to 21.38	$29,470,156	0.73%	1.15% to 1.65%	20.30% to 21.20%
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%

Capital World Growth and Income Fund
2023	1,122,077	10.92 to 17.24	$18,647,769	1.71%	1.15% to 1.65%	18.68% to 19.57%
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%

Global Small Capitalization Fund
2023	485,193	8.09 to 14.74	$6,635,005	0.03%	1.15% to 1.65%	13.90% to 14.75%
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%

Growth Fund
2023	2,384,093	11.16 to 31.91	$62,763,441	0.17%	1.15% to 1.65%	35.89% to 36.90%
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%

Growth-Income Fund
2023	3,221,495	12.52 to 22.95	$67,156,552	1.18%	1.15% to 1.65%	23.77% to 24.70%
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%

International Fund
2023	853,150	8.49 to 11.87	$9,723,149	1.12%	1.15% to 1.65%	13.67% to 14.52%
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%

International Growth and Income Fund
2023	735,703	9.74 to 12.62	$8,447,711	2.32%	1.15% to 1.65%	13.77% to 14.63%
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%

New World Fund
2023	2,617,518	8.95 to 13.50	$33,099,253	1.20%	1.15% to 1.65%	13.78% to 14.64%
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%

U.S. Government Securities Fund
2023	1,593,451	8.64 to 9.84	$15,430,082	3.02%	1.15% to 1.65%	0.95% to 1.70%
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Balanced Fund
2023	6,917	11.08 to 11.09	$76,659	0.48%	1.15% to 1.65%	10.82% to 10.85%

The Bond Fd of America Fund
2023	2,457	10.71 to 10.71	$26,308	5.38%	1.15% to 1.65%	7.08% to 7.08%

Invesco Oppenheimer
International Equity Fund
2023	1,869,915	9.37 to 12.76	$22,501,364	0.30%	1.15% to 1.65%	18.67% to 19.56%
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%

T. Rowe Price
Blue Chip Growth Portfolio
2023	3,279,696	10.56 to 23.29	$66,803,968	0.00%	1.15% to 1.65%	46.53% to 47.63%
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%

Health Sciences Portfolio
2023	2,109,489	9.29 to 17.44	$31,769,367	0.00%	1.15% to 1.65%	1.01% to 1.77%
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%

Equity Income Portfolio
2023	4,903	11.27 to 11.28	$55,279	0.37%	1.15% to 1.65%	12.74% to 12.76%

Mid-Cap Growth Portfolio
2023	3,880	11.75 to 11.75	$45,586	0.00%	1.15% to 1.65%	17.46% to 17.53%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2023	221,316	10.99 to 13.91	$2,736,183	1.46%	1.15% to 1.65%	3.26% to 4.04%
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%

Fundamental All Cap Core Portfolio
2023	11,976	18.79 to 19.00	$225,619	0.20%	1.15% to 1.65%	33.29% to 33.56%
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%

Select Bond Portfolio
2023	33,783	8.70 to 10.08	$334,421	3.06%	1.15% to 1.65%	4.15% to 4.94%
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%

Strategic Income Opportunities Portfolio
2023	69,039	9.40 to 10.43	$706,194	3.27%	1.15% to 1.65%	5.59% to 6.28%
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%

Federated Hermes
High Income Bond Portfolio
2023	184,646	9.97 to 10.86	$1,969,525	4.37%	1.15% to 1.65%	10.63% to 11.46%
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2023	536,716	7.81 to 10.98	$5,634,869	0.00%	1.15% to 1.65%	12.98% to 13.83%
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio
2023	36,561	10.51 to 11.53	$409,461	1.52%	1.15% to 1.65%	6.56% to 7.36%
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2023	84,847	10.37 to 10.58	$886,019	0.00%	1.15% to 1.65%	36.82% to 37.85%
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2023	40,735	10.33 to 10.54	$426,884	2.01%	1.15% to 1.65%	9.19% to 10.01%
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2023	208,723	9.80 to 9.97	$2,059,266	1.13%	1.15% to 1.65%	12.09% to 12.71%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2023	26,457	10.16 to 10.23	$269,644	1.72%	1.15% to 1.65%	14.84% to 14.96%
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2023	9,162	9.51 to 9.59	$87,458	0.79%	1.15% to 1.65%	9.48% to 9.87%
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%

* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.
6.Diversification Requirements
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.